UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

(This Form N-CSR relates solely to the Registrant’s: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha International Equity ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF and PGIM QMA Strategic Alpha Small-Cap Value ETF)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	2/28/2019

Item 1 – Reports to Stockholders

PGIM ULTRA SHORT BOND ETF (NYSE Arca: PULS)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return through a combination of current income and capital appreciation, consistent with preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Ultra Short Bond ETF	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Ultra Short Bond ETF informative and useful. The report covers performance for the six-month period ended February 28, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Ultra Short Bond ETF

April 15, 2019

PGIM Ultra Short Bond ETF	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold and redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19
	Six Months (%)	Since Inception (%)
Net Asset Value (NAV)	1.26	2.36 (4/5/18)
Market Price*	1.22	2.34 (4/5/18)
ICE BofAML 3-Month T Bill Index
	1.10	1.90
ICE BofAML USD 3-Month Deposit Offered Rate CM Index
	1.24	2.26
Lipper Ultra-Short Obligations Funds Average
	1.12	2.05

Source: PGIM Investments LLC and Lipper Inc.

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

ICE BofAML 3-Month T Bill Index—The ICE BofA Merrill Lynch 3-Month US Treasury Bill Index tracks the performance of US dollar-denominated US Treasury Bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

ICE BofAML USD 3-Month Deposit Offered Rate CM Index—The ICE BofA Merrill Lynch US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

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ICE BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Lipper Ultra-Short Obligations Funds Average—The Lipper Ultra-Short Obligation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Ultra-Short Obligation Funds universe for the periods noted. Funds in the Lipper Average are funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar weighted average maturity between 91 days and 365 days.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/28/19 (%)
AAA	20.2
AA	26.8
A	28.5
BBB	26.3
Not Rated	–0.1
Cash and Cash Equivalents	–1.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change. Values may not sum to 100% due to rounding.

Negative weightings may result from specific circumstances (including timing differences between trade and settle dates of securities purchased by the funds) and/or the use of certain financial instruments, including derivatives, which may be used to gain or reduce market exposure and/or risk management.

PGIM Ultra Short Bond ETF	7

Your Fund’s Performance (continued)

Distributions and Yields as of 2/28/19
Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
0.65	2.88	2.88

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the period ended February 28, 2019. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Ultra Short Bond ETF	9

Fees and Expenses (continued)

PGIM Ultra Short Bond ETF	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,012.60	0.15%	$0.75
Hypothetical	$1,000.00	$1,024.05	0.15%	$0.75

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 67.6%

ASSET-BACKED SECURITIES 9.8%

Collateralized Loan Obligations 9.8%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.887	%(c)	07/15/26	867	$865,111
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	3.765	(c)	07/28/28	295	292,916
Atrium VIII (Cayman Islands), Series 8A, Class AR, 144A, 3 Month LIBOR + 1.350%	4.122	(c)	10/23/24	511	511,456
Avery Point III CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.120%	3.900	(c)	01/18/25	621	621,506
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.813	(c)	07/17/28	1,000	991,263
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	4.180	(c)	10/18/26	812	812,221
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.780%	3.567	(c)	04/15/27	575	571,565
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-1A, Class A, 144A,	0.000	(o)	04/15/29	1,900	1,900,000
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.629	(c)	01/16/26	800	796,159
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.881	(c)	01/20/26	344	344,169
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.677	(c)	04/15/27	650	646,474
ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.901	(c)	10/19/28	1,000	995,749
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	3.574	(c)	05/20/29	500	495,596
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.961	(c)	10/20/26	245	245,209
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.900	(c)	01/18/27	300	299,998
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	4.027	(c)	10/15/28	1,250	1,245,983
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	4.511	(c)	04/20/28	250	250,081
Mountain View CLO Ltd (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	4.047	(c)	10/12/30	500	496,840
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	3.588	(c)	08/13/25	790	788,639

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.801	%(c)	04/30/27	300	$299,245
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.831	(c)	07/30/27	1,100	1,097,714
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-1A, Class AFR2, 144A, 3 Month LIBOR + 1.250%	4.190	(c)	01/20/30	1,000	996,950
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	3.861	(c)	07/20/28	500	499,089
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-1A, Class A, 144A, 1.440% - 1 Month LIBOR	0.000	(o)	02/15/29	1,500	1,500,000
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A, 3 Month LIBOR + 1.450%	4.237	(c)	01/15/26	800	800,367
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	3.561	(c)	07/20/27	500	494,837
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	3.601	(c)	04/20/28	1,510	1,494,949
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.181	(c)	10/20/28	250	250,207
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.901	(c)	10/20/28	1,000	993,520
West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.700	(c)	07/18/26	206	204,708
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.737	(c)	04/15/29	900	889,624

TOTAL ASSET-BACKED SECURITIES (cost $22,732,522)					22,692,145

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
BANK,
Series 2017-BNK5, Class A1	1.909		06/15/60	266	261,839
Series 2017-BNK7, Class A1	1.984		09/15/60	174	171,062
Series 2018-BN14, Class A1	3.277		09/15/60	765	770,623
BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010		02/15/50	428	421,535
CD Mortgage Trust,
Series 2016-CD1, Class A1	1.443		08/10/49	28	27,775
Series 2017-CD3, Class A1	1.965		02/10/50	123	121,311
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501		05/10/58	950	938,306

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477%	05/10/47	540	$547,138
Series 2015-GC35, Class A1	1.847	11/10/48	283	281,312
Series 2015-P1, Class A1	1.648	09/15/48	304	301,744
Series 2016-C1, Class A1	1.506	05/10/49	460	453,519
Series 2016-GC37, Class A1	1.635	04/10/49	60	59,021
Series 2016-P5, Class A1	1.410	10/10/49	87	85,964
Series 2017-P8, Class A1	2.065	09/15/50	344	338,315
COMM Mortgage Trust,
Series 2014-CR19, Class A1	1.415	08/10/47	57	57,253
Series 2014-CR20, Class A1	1.324	11/10/47	87	86,240
Series 2015-CR22, Class A1	1.569	03/10/48	10	9,720
Series 2015-CR24, Class A2	3.022	08/10/48	156	155,986
Series 2015-CR24, Class A3	3.214	08/10/48	960	960,457
Series 2015-CR25, Class A1	1.737	08/10/48	196	194,486
Series 2015-LC19, Class A1	1.399	02/10/48	99	98,914
Series 2016-DC2, Class A1	1.820	02/10/49	468	462,248
Series 2017-COR2, Class A1	2.111	09/10/50	212	209,081
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1	1.770	02/10/49	380	376,485
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717	08/15/48	274	272,218
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502	08/10/49	678	666,148
Series 2016-C3, Class A2	1.886	08/10/49	1,085	1,054,688
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526	08/10/46	109	109,484
Series 2014-GC22, Class AAB	3.467	06/10/47	1,000	1,015,210
Series 2014-GC24, Class A1	1.509	09/10/47	38	37,922
Series 2015-GC34, Class A2	2.075	10/10/48	800	789,614
Series 2016-GS3, Class A1	1.429	10/10/49	626	615,761
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139	06/15/45	98	98,336
Series 2016-JP2, Class A1	1.324	08/15/49	58	57,201
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A1	1.666	08/15/48	181	179,237
Series 2016-C1, Class A1	1.695	03/15/49	92	91,931
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086	03/15/50	681	671,732
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081	10/15/50	197	194,119
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3	3.669	02/15/47	174	175,545
Series 2015-C21, Class A1	1.548	03/15/48	45	44,285

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A1	1.638%		05/15/48	403	$399,092
Series 2016-BNK2, Class A1	1.424		11/15/49	121	118,744
Series 2016-UBS9, Class A1	1.711		03/15/49	132	130,388
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400		05/10/45	1,459	1,471,849
Series 2017-C5, Class A1	2.139		11/15/50	338	332,578
Series 2018-C11, Class A1	3.211		06/15/51	91	91,669
Series 2018-C8, Class A1	2.659		02/15/51	1,265	1,259,575
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A1	1.471		04/15/50	496	493,609
Series 2015-LC22, Class A1	1.639		09/15/58	293	290,510
Series 2015-NXS2, Class A2	3.020		07/15/58	745	744,098
Series 2015-NXS4, Class A1	1.889		12/15/48	100	99,683
Series 2015-P2, Class A2B	4.739	(c)	12/15/48	193	199,056
Series 2016-BNK1, Class A1	1.321		08/15/49	131	128,395
Series 2016-C32, Class A1	1.577		01/15/59	351	347,211
Series 2016-C33, Class A1	1.775		03/15/59	577	572,394
Series 2016-C35, Class A1	1.392		07/15/48	648	638,258
Series 2016-C37, Class A1	1.944		12/15/49	1,152	1,137,826
Series 2016-LC24, Class A1	1.441		10/15/49	86	85,137
Series 2016-NXS6, Class A1	1.417		11/15/49	84	82,350
Series 2017-RB1, Class A1	2.056		03/15/50	92	90,777
Series 2017-RC1, Class A1	2.012		01/15/60	225	222,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,291,269)					22,399,564

CORPORATE BONDS 46.7%

Aerospace & Defense 2.0%
General Dynamics Corp.,
Gtd. Notes	2.875		05/11/20	1,295	1,296,660
Gtd. Notes, 3 Month LIBOR + 0.290%	2.987	(c)	05/11/20	350	350,512
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080		10/15/20	768	757,531
Raytheon Co., Sr. Unsec’d. Notes	4.400		02/15/20	2,300	2,332,963

					4,737,666

Agriculture 0.3%
Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	3.061	(c)	02/21/20	600	601,139

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 4.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	3.057	%(c)	12/10/21	750	$745,896
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	3.257	(c)	01/08/21	1,200	1,202,994
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	3.063	(c)	08/14/20	250	249,591
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.207	(c)	04/12/21	893	891,578
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	3.188	(c)	08/13/21	1,465	1,461,704
Daimler Finance North America LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	3.128	(c)	05/04/20	150	149,504
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	3.263	(c)	05/05/20	360	359,634
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.425	(c)	01/06/20	700	700,804
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	3.606	(c)	03/12/19	350	350,003
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	2.400		09/15/19	1,000	994,741
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	3.141	(c)	05/21/20	350	349,987
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A	2.000		03/08/19	430	429,969
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	3.187	(c)	07/13/20	410	408,504
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.100%	2.883	(c)	01/10/20	250	250,099
Toyota Motor Finance Netherlands BV (Netherlands), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250%	3.026	(c)	12/12/19	500	500,040
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	3.458	(c)	11/13/20	1,000	1,001,417

					10,046,465

Banks 11.0%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	3.209	(c)	08/27/21	500	500,035
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	3.017	(c)	11/09/20	450	450,186
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes	4.800		10/18/20	300	306,600
Bank of China Ltd. (China), Sr. Unsec’d. Notes, GMTN	2.875		06/30/20	250	248,463
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	3.137	(c)	07/13/20	250	250,230
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.440%	3.228	(c)	06/15/20	1,021	1,023,938
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	3.257	(c)	04/13/21	275	275,596

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	3.358	%(c)	06/15/20	200	$200,470
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.715%	3.502	(c)	01/15/20	160	160,745
Capital One NA,
Sr. Unsec’d. Notes	2.350		01/31/20	400	397,598
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.765%	3.544	(c)	09/13/19	1,500	1,502,525
Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	3.061	(c)	09/18/19	350	350,388
Citigroup, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%	3.573	(c)	01/10/20	1,000	1,004,444
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, GMTN	2.050		03/15/19	400	399,936
Fifth Third Bank,
Sr. Unsec’d. Notes	2.375		04/25/19	400	399,919
Sr. Unsec’d. Notes	1.625		09/27/19	1,100	1,092,622
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.579	(c)	12/13/19	1,300	1,305,644
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.020%	3.792	(c)	10/23/19	400	402,009
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.905		11/13/20	250	247,452
Industrial Bank of Korea (South Korea), Sr. Unsec’d. Notes, 144A	2.000		04/23/20	350	345,434
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	600	608,857
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.512	(c)	07/23/19	350	350,725
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	2.250		01/10/20	2,000	1,990,842
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.470%	3.099	(c)	05/29/20	400	401,262
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%	3.423	(c)	09/30/19	1,000	1,002,614
PNC Bank NA,
Sr. Unsec’d. Notes	1.950		03/04/19	400	400,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	3.011	(c)	01/22/21	500	499,240
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, GMTN	2.503		10/06/21	300	292,388
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.480%	3.232	(c)	07/29/19	368	368,665
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	3.344	(c)	11/15/21	1,000	998,693
Shinhan Bank Co. Ltd. (South Korea), Sr. Unsec’d. Notes	2.250		04/15/20	500	494,206

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes	1.500%		09/13/19	1,500	$1,489,585
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.583	(c)	08/18/20	1,127	1,137,910
SunTrust Bank,
Sr. Unsec’d. Notes	2.250		01/31/20	1,250	1,242,475
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	3.274	(c)	01/31/20	740	741,837
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	3.051	(c)	06/11/20	500	500,784
UBS AG (London) (Switzerland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%	3.347	(c)	06/08/20	1,000	1,003,582
US Bank NA, Sr. Unsec’d. Notes	1.400		04/26/19	400	399,352
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	3.389	(c)	12/06/19	404	405,816
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.560%	3.243	(c)	08/19/19	105	105,196
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.398	(c)	05/13/19	250	250,379

					25,548,642

Beverages 0.9%
Diageo Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.240%	2.923	(c)	05/18/20	2,000	1,999,994

Biotechnology 1.3%
Amgen, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	3.017	(c)	05/10/19	1,450	1,450,702
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.263	(c)	05/22/19	415	415,465
Biogen, Inc., Sr. Unsec’d. Notes	2.900		09/15/20	500	499,884
Gilead Sciences, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.220%	3.012	(c)	03/20/19	645	645,071

					3,011,122

Building Materials 0.2%
Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	5.000		03/30/20	500	508,570

Chemicals 0.9%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	3.486	(c)	05/01/20	600	601,271

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
DowDuPont, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.394	%(c)	11/15/20	500	$502,911
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	3.266	(c)	05/01/20	1,018	1,020,950

					2,125,132

Computers 1.1%
Apple, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	3.781	(c)	02/23/21	1,600	1,629,965
IBM Credit LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.470%	3.099	(c)	11/30/20	1,000	1,003,638

					2,633,603

Diversified Financial Services 1.8%
American Express Credit Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.050%	3.828	(c)	09/14/20	1,600	1,616,845
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.376	(c)	05/26/20	415	416,909
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	3.000		03/30/20	250	248,964
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.961	(c)	05/21/21	350	349,997
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463	(c)	05/22/19	1,500	1,500,775

					4,133,490

Electric 0.6%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	6.250		09/16/19	360	366,034
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600		11/01/21	750	755,467
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A	9.375		01/28/20	200	210,748

					1,332,249

Electronics 0.7%
Honeywell International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.040%	2.791	(c)	10/30/19	530	530,180
Tyco Electronics Group SA (Luxembourg), Gtd. Notes, 3 Month LIBOR + 0.450%	3.201	(c)	06/05/20	1,100	1,099,326

					1,629,506

Food 2.1%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.288	(c)	03/16/20	400	398,428

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food (cont’d.)
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.319	%(c)	04/16/21	400	$397,645
JM Smucker Co. (The),
Sr. Unsec’d. Notes	2.500		03/15/20	1,300	1,292,610
Sr. Unsec’d. Notes	2.200		12/06/19	287	285,372
Kellogg Co., Sr. Unsec’d. Notes	3.250		05/14/21	350	349,058
Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A, 3 Month LIBOR + 0.610%	3.375	(c)	10/28/19	500	501,158
Sysco Corp., Gtd. Notes	1.900		04/01/19	500	499,679
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.165	(c)	06/02/20	500	499,086
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900		10/21/19	555	555,368

					4,778,404

Healthcare-Products 0.5%
Medtronic, Inc., Gtd. Notes, 3 Month LIBOR + 0.800%	3.588	(c)	03/15/20	750	754,850
Stryker Corp., Sr. Unsec’d. Notes	2.000		03/08/19	440	439,966

					1,194,816

Healthcare-Services 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.200		03/15/19	500	499,947
Quest Diagnostics, Inc., Gtd. Notes	4.750		01/30/20	1,500	1,524,838

					2,024,785

Household Products/Wares 0.2%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450		12/15/19	500	497,769

Insurance 4.8%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	3.312	(c)	09/20/21	600	599,327
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A	2.200		01/30/20	2,000	1,988,794
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	2.350		09/10/19	1,500	1,496,253
Sr. Unsec’d. Notes	3.500		12/29/20	500	504,669
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350		04/09/19	1,000	999,702
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450		10/09/21	750	754,566
Sec’d. Notes, 144A	3.375		01/11/22	1,250	1,257,425

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A	1.500%		10/24/19	1,000	$992,219
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	3.054	(c)	08/06/21	500	500,123
Principal Life Global Funding II,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	3.122	(c)	06/26/20	400	399,947
Sr. Sec’d. Notes, 144A	2.625		11/19/20	1,000	993,760
Protective Life Global Funding, Sec’d. Notes, 144A	2.262		04/08/20	500	496,652

					10,983,437

Internet 0.6%
eBay, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	3.216	(c)	08/01/19	1,440	1,440,918

Lodging 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.226	(c)	12/01/20	800	800,717

Machinery-Constructions & Mining 0.7%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	3.116	(c)	12/07/20	600	600,036
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.510%	3.293	(c)	01/10/20	1,120	1,124,218

					1,724,254

Machinery-Diversified 0.6%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	3.027	(c)	09/10/21	400	398,161
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%	3.079	(c)	03/13/20	1,000	1,001,754

					1,399,915

Media 0.7%
Comcast Corp.,
Gtd. Notes	5.700		07/01/19	400	403,768
Gtd. Notes, 3 Month LIBOR + 0.330%	3.127	(c)	10/01/20	750	751,099
Walt Disney Co (The), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.310%	2.939	(c)	05/30/19	500	500,321

					1,655,188

Mining 0.7%
Barrick PD Australia Finance Pty Ltd. (Australia), Gtd. Notes	4.950		01/15/20	400	407,048
Glencore Funding LLC, Gtd. Notes, 144A	3.125		04/29/19	1,150	1,147,196

					1,554,244

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturer 0.9%
Siemens Financieringsmaatschappij NV (Netherlands),
Gtd. Notes, 144A	2.200%		03/16/20	1,000	$992,666
Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	3.128	(c)	03/16/20	1,000	1,000,069

					1,992,735

Oil & Gas 1.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.768		09/19/19	327	325,291
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.625		06/01/19	450	452,707
Sr. Unsec’d. Notes	2.450		04/01/20	500	497,075
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250		11/05/19	200	204,818
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100		02/01/21	262	267,144
Petroleos Mexicanos (Mexico), Gtd. Notes	6.000		03/05/20	350	356,080
Shell International Finance BV (Netherlands), Gtd. Notes, 3 Month LIBOR + 0.350%	3.126	(c)	09/12/19	1,500	1,502,357
Sinopec Group Overseas Development 2015 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.500		04/28/20	375	372,131

					3,977,603

Oil & Gas Services 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000		12/21/20	700	697,594

Pharmaceuticals 1.2%
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	1.950		09/18/19	500	497,272
Bayer US Finance II LLC, Gtd. Notes, 144A	2.125		07/15/19	405	403,497
CVS Health Corp., Sr. Unsec’d. Notes	2.250		08/12/19	350	348,949
Pfizer, Inc., Sr. Unsec’d. Notes	5.200		08/12/20	500	517,324
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800		11/26/20	1,000	1,008,794

					2,775,836

Pipelines 0.3%
Enterprise Products Operating LLC, Gtd. Notes	3.500		02/01/22	750	758,594

Real Estate Investment Trusts (REITs) 0.2%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	3.217	(c)	01/15/21	395	391,845

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 1.5%
Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	3.187	%(c)	09/10/19	1,159	$1,160,555
McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	3.195	(c)	10/28/21	1,900	1,895,487
Walmart, Inc., Sr. Unsec’d. Notes	3.125		06/23/21	500	504,955

					3,560,997

Software 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625		10/15/20	1,000	1,006,849

Telecommunications 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	2.300		03/11/19	350	349,980
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.213	(c)	05/22/20	351	352,453

					702,433

Transportation 2.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.500		05/11/20	382	379,320
Union Pacific Corp., Sr. Unsec’d. Notes	1.800		02/01/20	2,000	1,980,080
United Parcel Service, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	2.947	(c)	04/01/21	2,500	2,496,498

					4,855,898

Trucking & Leasing 0.4%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	3.576	(c)	06/01/21	1,000	998,947

TOTAL CORPORATE BONDS (cost $107,985,688)					108,081,356

CERTIFICATE OF DEPOSIT 1.2%

Banks 1.2%
Bank of Nova Scotia (Canada),
3 Month LIBOR + 0.190%	2.791	(c)	03/11/20	500	500,350
3 Month LIBOR + 0.220%	3.023	(c)	12/30/19	325	325,526
3 Month LIBOR + 0.280%	3.070	(c)	09/21/20	500	500,224
Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.320%	3.124	(c)	07/08/19	350	350,414

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATE OF DEPOSIT (Continued)

Banks (cont’d.)
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.385%	3.082	%(c)	05/11/20	600	$601,291
Nordea Bank Abp (Sweden), 3 Month LIBOR + 0.300%	3.051	(c)	06/05/20	500	500,920

TOTAL CERTIFICATE OF DEPOSIT (cost $2,773,371)					2,778,725

SOVEREIGN BONDS 0.2%
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125		03/09/21	300	316,730
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.250		01/20/20	200	203,863

TOTAL SOVEREIGN BONDS (cost $519,937)					520,593

TOTAL LONG-TERM INVESTMENTS (cost $156,302,787)					156,472,383

				Shares

SHORT-TERM INVESTMENTS 33.9%

AFFILIATED MUTUAL FUND 0.0%*
PGIM Institutional Money Market Fund (cost $13,990)(w)				14,050	14,054

				Principal Amount (000)#

TIME DEPOSIT 0.0%*
Citibank, NA (cost $21,628)	1.750		03/01/19	22	21,628

CERTIFICATE OF DEPOSIT 7.6%

Banks 7.6%
Bank of Montreal (Canada), 1 Month LIBOR + 0.330%	2.843	(c)	08/06/19	500	500,357
Bank of Nova Scotia (Canada),
3 Month LIBOR + 0.200%	2.913	(c)	09/20/19	750	750,844
3 Month LIBOR + 0.260%	2.998	(c)	11/04/19	400	400,638
BNP Paribas SA (France),
1 Month LIBOR + 0.300%	2.813	(c)	05/08/19	1,000	999,480
3 Month LIBOR + 0.140%	2.944	(c)	06/19/19	1,000	1,000,344
Canadian Imperial Bank of Commerce (Canada),
1 Month LIBOR + 0.400%	2.917	(c)	12/10/19	540	541,028
1 Month LIBOR + 0.400%	2.904	(c)	12/12/19	300	300,569
3 Month LIBOR + 0.220%	3.042	(c)	12/27/19	500	500,760
3 Month LIBOR + 0.410%	3.202	(c)	09/20/19	310	310,563

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATE OF DEPOSIT (Continued)

Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands), 1 Month LIBOR + 0.290%	2.779	%(c)	07/01/19	1,000	$1,000,645
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.090%	2.894	(c)	07/08/19	1,000	1,000,408
Credit Industriel et Commercial (France), 1 Month LIBOR + 0.310%	2.800	(c)	06/04/19	1,000	1,000,635
Credit Suisse AG (Switzerland),
3 Month LIBOR + 0.170%	2.967	(c)	10/01/19	300	300,187
3 Month LIBOR + 0.320%	3.117	(c)	04/09/19	350	350,192
Lloyds Bank Corporate Markets PLC (United Kingdom), 3 Month LIBOR + 0.220%	3.017	(c)	10/09/19	2,000	2,001,413
Mizuho Bank Ltd. (Japan),
1 Month LIBOR + 0.270%	2.750	(c)	04/18/19	500	500,103
3 Month LIBOR + 0.100%	2.897	(c)	04/09/19	300	300,027
MUFG Bank Ltd. (Japan), 1 Month LIBOR + 0.300%	2.817	(c)	05/10/19	600	600,134
Natixis SA (France),
1 Month LIBOR + 0.350%	2.864	(c)	03/05/19	500	500,031
3 Month LIBOR - 0.120%	2.717	(c)	06/12/19	700	700,245
3 Month LIBOR + 0.230%	3.013	(c)	01/10/20	800	800,869
Sumitomo Mitsui Banking Corp. (Japan), 3 Month LIBOR + 0.150%	2.929	(c)	04/16/19	1,000	1,000,167
Svenska Handelsbanken (Sweden), 1 Month LIBOR + 0.300%	2.813	(c)	08/06/19	650	650,627
Swedbank AB (Sweden), 1 Month LIBOR + 0.290%	2.780	(c)	07/25/19	1,000	1,000,545
US Bank NA,	2.720		05/23/19	650	650,114

TOTAL CERTIFICATE OF DEPOSIT (cost $17,651,983)					17,660,925

COMMERCIAL PAPER 26.1%
AT&T, Inc.	2.856		03/29/19	250	249,449
Australia & New Zealand Banking Group Ltd. (Australia)144A	2.957	(c)	10/10/19	750	750,667
BAT International Finance PLC	2.877		03/06/19	2000	1,999,121
Cabot Corp.	2.836		03/01/19	400	399,971
Cabot Corp.	2.744		03/18/19	2100	2,097,178
CenterPoint Energy, Inc.	2.889		03/08/19	700	699,595
CenterPoint Energy, Inc.	2.796		03/06/19	1000	999,567
Commonwealth Bank of Australia (Australia)144A	2.879	(c)	01/17/20	1500	1,500,897
Cox Enterprises, Inc.	2.752		03/11/19	2000	1,998,371

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
EI du Pont de Nemours & Co.	3.122%		03/12/19	600	$599,476
Electric de France SA	3.129		03/15/19	1000	998,888
Enbridge (US) Inc.	2.764		03/20/19	1200	1,198,193
Enbridge (US) Inc.	2.754		03/19/19	1050	1,048,503
Eni Finance USA Inc.	3.104		03/18/19	1600	1,597,845
Entergy Corp.	2.732		03/05/19	650	649,759
Entergy Corp.	3.080		03/14/19	1000	998,958
Entergy Corp.	3.151		03/04/19	600	599,822
Federation des Caisses Desjardins du Quebec (Canada)144A	2.887	(c)	12/10/19	1000	1,001,590
FMC Technologies, Inc.	3.175		03/19/19	500	499,287
FMC Technologies, Inc.	3.176		03/14/19	1100	1,098,860
Ford Motor Credit Co. LLC	3.157		04/08/19	150	149,494
Glencore Funding LLC	2.921		03/05/19	500	499,813
Glencore Funding LLC	3.118		03/15/19	900	898,980
HSBC Bank PLC (United Kingdom)144A	2.751	(c)	05/22/19	750	750,373
HSBC Bank PLC (United Kingdom)144A	2.928	(c)	08/08/19	250	250,202
HSBC USA, Inc.144A	2.953	(c)	10/10/19	1000	999,895
ING US Funding LLC	2.784	(c)	07/26/19	1000	1,000,695
ING US Funding LLC	2.803	(c)	07/08/19	1000	1,000,627
Interpublic Group of Cos., Inc.	2.754		03/21/19	2000	1,996,827
Keurig Dr Pepper, Inc.	2.807		03/14/19	2000	1,997,935
LyondellBasell Industries NV	3.092		03/14/19	1600	1,598,348
Marriott International, Inc.	2.743		03/12/19	1700	1,698,493
McKesson Corp.	2.806		03/19/19	1750	1,747,504
Mondelez International, Inc.	3.151		03/14/19	1000	998,963
National Grid PLC (United Kingdom)	3.036		03/11/19	800	799,351
Nissan Motor Acceptance Corp.	3.176		03/15/19	500	499,492
PPL Electric Utilities Corp.	3.126		03/08/19	1200	1,199,295
Publ. Svc. Co. of	2.754		03/08/19	1125	1,124,339
Royal Bank of Canada (Canada)	2.809	(c)	08/15/19	650	650,536
Sempra Energy	2.797		03/18/19	2000	1,997,306
Societe Generale SA (France)144A	3.165	(c)	01/09/20	2000	2,004,006
SunCor Energy, Inc.	3.066		03/12/19	400	399,646
SunCor Energy, Inc.	3.165		03/18/19	250	249,663
SunCor Energy, Inc.	3.125		03/14/19	1300	1,298,652
Telus Corp.	3.124		03/20/19	1600	1,597,591
Toronto-Dominion Bank (The) (Canada)144A	2.887	(c)	08/09/19	700	700,453
Toyota Motor Credit Corp. (Australia)	2.813		08/09/19	500	500,281
TransCanada Pipelines Ltd.	3.029		03/14/19	1000	998,963
Tyco International PLC	2.806		03/25/19	400	399,242
UBS AG (London) (United Kingdom)144A	2.774	(c)	09/03/19	600	600,317
United Technologies Corp.	2.836		03/18/19	800	798,922

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
United Technologies Corp.	2.786%		03/08/19	1220	$1,219,283
VW Credit, Inc.	3.227		03/20/19	650	649,021
Walgreens Boots Alliance, Inc.	3.205		03/18/19	400	399,461
Walgreens Boots Alliance, Inc.	3.127		03/15/19	1200	1,198,665
WEC Energy Group, Inc.	2.747		03/07/19	2500	2,498,716
Westpac Banking Corp. (Australia)144A	2.881	(c)	01/17/20	1000	1,000,683
Westpac Banking Corp. (Australia)144A	2.843	(c)	11/22/19	700	700,896
Whirlpool Corp.	2.816		03/29/19	350	349,231

TOTAL COMMERCIAL PAPER (cost $60,395,839)					60,408,157

CORPORATE NOTES 0.2%

Banks
Bank of America NA (cost $500,000)			05/13/19	500	500,162

TOTAL SHORT-TERM TERM INVESTMENTS (cost $78,583,440)					78,604,926

TOTAL INVESTMENTS 101.5% (cost $234,886,227)					235,077,309
Liabilities in excess of other assets (1.5)%					(3,379,703)

NET ASSETS 100.0%					$231,697,606

The following abbreviations are used in the semi-annual report:

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(o)	New issue security. Variable rate in effect upon settlement.
(s)	Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	A zero balance may reflect actual amounts rounding to less than 0.05%.

See Notes to Financial Statements.

26

Interest rate swap agreements outstanding at February 28, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
3,050	10/09/19	2.545%(S)	3 Month LIBOR(1)(Q)	$1,289	$(15,801)	$(17,090)
4,510	04/10/20	2.587%(S)	3 Month LIBOR(1)(Q)	10,989	(23,460)	(34,449)
2,000	04/10/19	2.434%(S)	3 Month LIBOR(1)(Q)	152	(10,394)	(10,546)
3,645	07/18/20	2.711%(S)	3 Month LIBOR(1)(Q)	6,974	(2,102)	(9,076)
5,250	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	15,686	(51,079)	(66,765)
1,150	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	826	(14,611)	(15,437)
900	11/24/19	2.715%(S)	3 Month LIBOR(1)(Q)	510	(6,367)	(6,877)
2,000	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	4,173	(23,903)	(28,076)
2,850	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(9,829)	(22,387)	(12,558)
4,640	02/28/20	2.742%(S)	3 Month LIBOR(1)(Q)	(3,213)	(3,709)	(496)
2,550	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	13,858	8,192	(5,666)
2,200	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	5,073	(42,540)	(47,613)
3,135	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(8,306)	(21,965)	(13,659)
3,350	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(5,422)	(7,344)	(1,922)

				$32,760	$(237,470)	$(270,230)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$177,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$22,692,145	$—
Commercial Mortgage-Backed Securities	—	22,399,564	—
Corporate Bonds	—	108,081,356	—
Affiliated Mutual Fund	14,054	—	—
Time Deposit	—	21,628	—
Certificate of Deposit	—	20,439,650	—
Sovereign Bonds	—	520,593	—
Commercial Paper	—	60,408,157	—
Corporate Notes	—	500,162	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(270,230)	—

Total	$14,054	$234,793,025	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

28

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows (unaudited):

Commercial Papers	26.1%
Banks	20.0
Commercial Mortgage- Backed Securities	9.7
Insurance	4.8
Auto Manufacturers	4.3
Transportation	2.1
Food	2.1
Aerospace & Defense	2.0
Diversified Financial Services	1.8
Oil & Gas	1.8
Retail	1.5
Biotechnology	1.3
Pharmaceuticals	1.2
Computers	1.1
Beverages	0.9
Healthcare-Services	0.9
Miscellaneous Manufacturer	0.9
Chemicals	0.9
Mining	0.7
Media	0.7
Electronics	0.7
Machinery-Constructions & Mining	0.7
Collateralized Loan Obligations	9.8%
Machinery-Diversified	0.6
Electric	0.6
Internet	0.6
Healthcare-Products	0.5
Software	0.4
Trucking & Leasing	0.4
Lodging	0.4
Agriculture	0.3
Telecommunications	0.3
Pipelines	0.3
Oil & Gas Services	0.3
Building Materials	0.2
Household Products/Wares	0.2
Real Estate Investment Trusts (REITs)	0.2
Sovereign	0.2
Affiliated Mutual Fund	0.0 *
Time Deposit	0.0 *

101.5
Other assets in excess of liabilities	(1.5)

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Fair values of derivative instruments as of February 28, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps*	$—	Due from/to broker—variation margin swaps*	$(270,230)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$64,148

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(211,266)

For the period ended February 28, 2019 the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$25,320,000

(1)	Notional Amount in USD.

See Notes to Financial Statements.

30

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value:
Unaffiliated investments (cost $234,872,237)	$235,063,255
Affiliated investments (cost $13,990)	14,054
Cash	234
Receivable for Fund shares sold	3,756,518
Interest and dividends receivable	863,922
Deposit with broker for centrally cleared/exchange-traded derivatives	177,000
Due from broker—variation margin swaps	13,116
Receivable for investments sold	25,742

Total assets	239,913,841

Liabilities
Payable for investments purchased	8,192,187
Management fee payable	24,048

Total Liabilities	8,216,235

Net Assets	$231,697,606

Net assets were comprised of:
Common stock, at par	$4,625
Paid-in capital in excess of par	231,293,193

231,297,818
Total distributable earnings (loss)	399,788

Net assets, February 28, 2019	$231,697,606

Net asset value, offering price and redemption price per share, ($231,697,606 / 4,625,000 shares of common stock issued and outstanding)	$50.10

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	31

Statement of Operations (unaudited)

Period Ended February 28, 2019

Net Investment Income (Loss)
Income
Interest income	$1,938,263
Affiliated dividend income	9,226
Miscellaneous Income	1,079

Total income	1,948,568

Expenses
Management fee	97,887

Total expenses	97,887
Less: Management fee waiver and/or expense reimbursement	(275)

Net expenses	97,612

Net investment income (loss)	1,850,956

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(598))	16,335
Swap agreement transactions	64,148
Foreign currency transactions	63

80,546

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $64)	163,022
Swap agreements	(211,266)

(48,244)

Net gain (loss) on investment transactions	32,302

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,883,258

See Notes to Financial Statements.

32

Statements of Changes in Net Assets

	Six Months Ended February 28, 2019 (unaudited)		Period Ended August 31, 2018*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$1,850,956	$349,649
Net realized gain (loss) on investments		80,546	48,332
Net change in unrealized appreciation (depreciation) on investments		(48,244)	(30,904)

Net increase (decrease) in net assets resulting from operations		1,883,258	367,077

Dividends and Distributions
Distributions from distributable earnings		(1,573,313)	—

Distributions from net investment income		**	(277,234)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		188,760,208	52,536,890
Cost of shares reacquired		(9,999,280)	(100,000)

Net increase (decrease) in net assets from Fund share transactions		178,760,928	52,436,890

Total increase (decrease)		179,070,873	52,526,733

Net Assets:
Beginning of period		52,626,733	100,000

End of period(a)		$231,697,606	$52,626,733

(a) Includes undistributed net investment income of:	$	**	$78,236

*	For the period from April 5, 2018 (commencement of operations) through August 31, 2018.
**	For the period ended February 28, 2019 the Fund has adopted amendments to Regulation S-X (refer to Note 9).

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	33

Notes to Financial Statements (unaudited)

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and operated as an exchange-traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series (each, a “Fund” and collectively, the “Funds”): PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small- Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to PGIM Ultra Short Bond ETF.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation, consistent with preservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

34

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

PGIM Ultra Short Bond ETF	35

Notes to Financial Statements (unaudited) (continued)

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Swap Agreements: The Fund may enter into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

36

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/ tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments LLC (“PGIM Investments”), subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of assets. In connection therewith, the

PGIM Ultra Short Bond ETF	37

Notes to Financial Statements (unaudited) (continued)

Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Fund’s business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian (the Custodian). The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Fund. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Fund, costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.15% of the Fund’s average daily net assets. The Manager has agreed to waive a portion of its annual fee equal to the amount of the management fee received by the subadvisor due to the Fund’s investment in the PGIM Institutional Money Market Fund.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., the Fund’s investment subadviser (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. Pursuant to a Custodian Agreement, BBH maintains

38

certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements.

3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund (the “Money Market Fund”), registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund. The Distributor is a subsidiary of Prudential Financial, Inc. (“Prudential”), pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Ultra Short Bond ETF	39

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short- term investments and U.S. Government securities) for the period ended February 28, 2019, were $141,947,730 and $42,104,011 respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended February 28, 2019, is presented as follows:

Value Beginning of Period*	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Institutional Money Market Fund
$37,013	$41,556,586	$(41,579,011)	$64	$(598)	$14,054	14,050	$9,226

*	The Fund did not have any capital gain distributions during the reporting period.

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2019 were as follows:

Tax Basis	$234,864,433

Gross Unrealized Appreciation	290,338
Gross Unrealized Depreciation	(347,692)

Net Unrealized Depreciation	$(57,354)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2018 of approximately $12,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

40

6. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to investors who have entered into an agreement with the Distributor and are authorized to transact with the Trust in Creation Units (“Authorized Participants”). A Creation Unit consists of 25,000 shares of the Fund. The Fund generally issues and redeems Creation Units in return for a specified amount of cash and/ or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Authorized Participants transacting in Creation Units including non-standard orders and whole or partial cash purchases or redemptions may also pay variable transaction fees to compensate the Fund for certain transaction costs (e.g. brokerage costs) relating to investing in portfolio securities. Such variable transaction fees, if any, are currently being waived by the Fund. In addition, fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH. As of February 28, 2019, these fixed transaction fees are being paid by PGIM Investments. For the period ended February 28, 2019 PGIM Investments paid $38,000 of fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2019, Prudential, through its affiliate entities, including affiliated funds, owned 500,000 shares of the Fund.

At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 70% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 11% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Period ended February 28, 2019:

	Shares	Amount
Shares sold	3,775,000	$188,760,208
Shares reacquired	(200,000)	(9,999,280)

Net increase (decrease) in shares outstanding before conversion	3,575,000	178,760,928

Net increase (decrease) in shares outstanding	3,575,000	$178,760,928

PGIM Ultra Short Bond ETF	41

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended February 28, 2019.

8. Risk of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Authorized Participant Concentration Risk: Only an Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Fund and no other Authorized Participants creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income

42

obligations also may be subject to “call and redemption risk”, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long- term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent

PGIM Ultra Short Bond ETF	43

Notes to Financial Statements (unaudited) (continued)

years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Fund’s financial statements.

44

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Ultra Short Bond ETF	45

Financial Highlights (unaudited)

	Six Months Ended February 28, 2019 (Unaudited)		April 5, 2018(e) through August 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.12		$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.70		0.53
Net realized and unrealized gain (loss) on investments	(0.07)		0.01
Total from investment operations	0.63		0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(0.42)
Net asset value, end of period	$50.10		$50.12
Total Return(b):	1.26%		1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$231,698		$52,627
Average net assets (000)	$131,598		$33,209
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	(d)	0.15%	(d)
Expenses before waivers and/or expense reimbursement	0.15%	(d)	0.15%	(d)
Net investment income (loss)	2.84%	(d)	2.58%	(d)
Portfolio turnover rate	55%	(f)	145%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Ultra Short Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ULTRA SHORT BOND ETF

TICKER SYMBOL	PULS

ETF1000E2

PGIM ACTIVE HIGH YIELD BOND ETF (NYSE Arca: PHYL)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Active High Yield Bond ETF	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Active High Yield Bond ETF informative and useful. The report covers performance for the reporting period that began September 24, 2018 (the Fund’s inception), and ended February 28, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Active High Yield Bond ETF

April 15, 2019

PGIM Active High Yield Bond ETF	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 2/28/19
Since Inception (%)
Net Asset Value (NAV)	2.22 (9/24/18)
Market Price*	2.57 (9/24/18)
Bloomberg Barclays US High Yield Very Liquid Index	1.91
Lipper High Yield Funds Average	0.91

Source: PGIM Investments LLC and Lipper Inc.

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Bloomberg Barclays US High Yield Very Liquid Index (VLI)—The Bloomberg Barclays US High Yield Very Liquid Index is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed rate corporate bond market. The US High Yield VLI uses the same eligibility criteria as the US Corporate High Yield Index, but includes only the three largest bonds from each issuer that have a minimum amount outstanding of USD500mn and less than five years from issue date. The Index also limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds universe for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

6	Visit our website at pgiminvestments.com

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/28/19 (%)
AAA	2.8
BBB	6.3
BB	37.3
B	40.8
CCC	11.1
CC	0.5
Cash/Cash Equivalents	1.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change. Values may not sum to 100% due to rounding.

Distributions and Yields as of 2/28/19
Total Dividends Paid Since Inception ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
0.90	6.38	6.38

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Active High Yield Bond ETF	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the period ended February 28, 2019. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	Visit our website at pgiminvestments.com

PGIM Active High Yield Bond ETF	Beginning Account Value September 1, 2018		Ending Account Value February 28, 2019		Annualized Expense Ratio based on the Six-Month Period		Expenses Paid During the Six-Month Period*
Actual** Hypothetical	$ $	1,000.00 1,000.00	$ $	1,022.20 1,022.22	0.52 0.52	% %	$ $	2.26 2.61

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 157-day period ended February 28, 2019 due to the Fund’s inception date of September 24, 2018.

PGIM Active High Yield Bond ETF	9

Schedule of Investments (unaudited)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.8%

ASSET-BACKED SECURITIES 2.6%

Collateralized Loan Obligations 2.6%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.887	%(c)	07/15/26	217	$216,278
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	4.027	(c)	10/15/28	250	249,197
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.737	(c)	04/15/29	250	247,118

TOTAL ASSET-BACKED SECURITIES (cost $714,957)					712,593

BANK LOANS 1.9%

Infrastructure Software 1.8%
McAfee, LLC,
Initial Loan (Second Lien), 1 Month LIBOR + 8.500%	10.993	(c)	09/29/25	229	231,745
Term B USD Loan, 1 Month LIBOR + 3.750%	6.243	(c)	09/30/24	246	246,345

					478,090

Oil & Gas 0.1%
CITGO Petroleum Corp., Term B Loan, 1 Month LIBOR + 3.370%	0.000	(c)(p)	07/29/21	25	24,375

TOTAL BANK LOANS (cost $505,815)					502,465

CORPORATE BONDS 91.3%

Aerospace & Defense 2.9%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes	7.875		04/15/27	75	74,435
Sr. Unsec’d. Notes, 144A	7.500		03/15/25	75	75,656
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	75	82,500
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	375	381,562
TransDigm, Inc.,
Gtd. Notes	6.500		05/15/25	100	99,625
Gtd. Notes	6.375		06/15/26	75	72,844

					786,622

Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	75	66,375

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.6%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%	10/01/27	75	$71,813
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	25	19,135
Sr. Unsec’d. Notes	5.291	12/08/46	125	100,873
General Motors Co., Sr. Unsec’d. Notes	5.000	10/01/28	75	73,486
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125	04/15/26	25	24,563
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	125	128,879

				418,749

Auto Parts & Equipment 1.4%
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	50	49,375
Gtd. Notes	6.250	03/15/26	125	122,163
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	50	44,812
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	100	102,000
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	50	46,625

				364,975

Banks 0.3%
CIT Group, Inc., Subordinated	6.125	03/09/28	75	81,375

Beverages 0.3%
Cott Holdings, Inc., Gtd. Notes, 144A	5.500	04/01/25	75	74,063

Building Materials 2.3%
Griffon Corp., Gtd. Notes	5.250	03/01/22	125	123,437
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.750	09/15/26	75	75,000
NCI Building Systems, Inc., Gtd. Notes, 144A	8.000	04/15/26	75	70,781
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	125	116,875
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.500	03/15/27	20	20,000
Gtd. Notes, 144A	5.125	06/01/25	75	71,625
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	147,750

				625,468

Chemicals 5%
Alpha 2 BV (Netherlands), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750	06/01/23	200	191,500
Ashland LLC, Gtd. Notes	6.875	05/15/43	100	102,000
Chemours Co. (The),
Gtd. Notes	7.000	05/15/25	25	26,062
Gtd. Notes	5.375	05/15/27	15	14,550

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	315	$296,100
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	125	108,125
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	300	297,750
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	100	98,000
Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	45	41,850
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	75	70,969
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	125	110,000

				1,356,906

Coal 0.2%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	50	51,500

Commercial Services 4.7%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	165	178,200
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	65	64,837
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26	235	229,933
Sr. Sec’d. Notes, 144A	6.250	05/15/26	130	131,137
United Rentals North America, Inc.,
Gtd. Notes	5.875	09/15/26	75	76,687
Gtd. Notes	5.500	05/15/27	50	50,000
Gtd. Notes	4.875	01/15/28	400	381,500
Gtd. Notes	4.625	10/15/25	25	24,313
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	127,813

				1,264,420

Computers 1.9%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	175	169,531
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125	06/15/24	50	53,058
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	125	125,000
West Corp., Gtd. Notes, 144A	8.500	10/15/25	200	165,500

				513,089

Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	25	24,719
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	25	24,750

				49,469

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 2.4%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	100	$101,125
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	225	230,063
Navient Corp., Sr. Unsec’d. Notes	7.250	09/25/23	75	77,344
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25	75	76,781
Gtd. Notes	7.125	03/15/26	125	126,563
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	25	25,647

				637,523

Electric 3.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	75	73,500
Sr. Unsec’d. Notes	5.750	01/15/25	475	454,812
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	50	53,172
Gtd. Notes	5.750	01/15/28	125	128,281
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.500	09/01/26	150	155,625
Sr. Unsec’d. Notes, 144A	5.625	02/15/27	150	154,500

				1,019,890

Electronics 0.3%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25	75	75,750

Engineering & Construction 0.8%
AECOM, Gtd. Notes	5.125	03/15/27	100	94,875
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	25	26,937
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	100	96,375

				218,187

Entertainment 3.8%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	125	112,513
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	225	213,469
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	100	95,520
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	125	130,937
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22	25	25,279
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	150	143,343

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.250%	09/01/20	25	$25,000
Gtd. Notes	10.000	12/01/22	75	78,844
Gtd. Notes	6.625	05/15/21	125	126,250
Sr. Sec’d. Notes, 144A	5.000	10/15/25	75	72,656

				1,023,811

Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	25	25,250

Food 2.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25	50	47,500
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	75	71,625
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	225	227,813
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	150	147,375
Post Holdings, Inc.,
Gtd. Notes, 144A	5.000	08/15/26	50	48,062
Gtd. Notes, 144A	5.625	01/15/28	150	144,938

				687,313

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	125	123,750
Sr. Unsec’d. Notes	5.750	05/20/27	50	49,000

				172,750

Healthcare-Products 0.2%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg), Gtd. Notes, 144A	5.500	04/15/25	75	61,102

Healthcare-Services 5.7%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	50	49,750
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	100	96,250
DaVita, Inc., Gtd. Notes	5.000	05/01/25	100	96,500
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	75	68,813
HCA, Inc.,
Gtd. Notes	5.375	09/01/26	375	384,375
Gtd. Notes	5.875	02/01/29	25	26,219
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	150	150,833
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	125	128,125

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750%	07/01/25	75	$68,250
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	75	77,203
Sr. Unsec’d. Notes	8.125	04/01/22	175	186,813
Sr. Unsec’d. Notes	6.750	06/15/23	50	51,250
Sr. Unsec’d. Notes	7.000	08/01/25	150	150,375

				1,534,756

Home Builders 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	100	90,030
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25	75	69,937
Gtd. Notes	5.875	10/15/27	25	21,813
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	50	47,506
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	25	24,906
KB Home, Gtd. Notes	7.000	12/15/21	75	79,312
Lennar Corp., Gtd. Notes	4.750	05/30/25	50	50,141
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	120,117
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	125	116,563
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	50	46,031
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	50	47,875
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23	25	24,062
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	125	123,437
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25	175	157,500

				1,019,230

Home Furnishings 0.5%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	125	124,687

Household Products/Wares 0.3%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	75	73,406

Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	75	71,625

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.9%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.375%	05/15/25	125	$124,062
Gtd. Notes, 144A	5.750	01/15/27	120	116,400

				240,462

Iron/Steel 0.8%
AK Steel Corp., Gtd. Notes	7.000	03/15/27	100	84,000
Cleveland-Cliffs, Inc., Gtd. Notes	5.750	03/01/25	60	58,650
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	75	70,969

				213,619

Lodging 0.7%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	50	51,281
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22	100	107,750
MGM Resorts International, Gtd. Notes	5.750	06/15/25	25	25,438

				184,469

Machinery-Diversified 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	50	51,640
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	100	106,500

				158,140

Media 9.4%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	200	201,000
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	50	48,578
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	125	128,399
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	230	221,231
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	175	178,719
Gtd. Notes, 144A	9.250	02/15/24	215	225,481
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	211,000
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	440	380,600
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	65	65,650
Sr. Unsec’d. Notes, 144A	7.000	05/15/27	40	42,300
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	50	49,875

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	125	$130,464
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	125	124,062
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875	02/15/23	200	194,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625	08/01/24	125	126,094
TEGNA, Inc., Gtd. Notes	6.375	10/15/23	25	25,812
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	165	144,375
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	50	50,750

				2,548,390

Metal Fabricate/Hardware 0.6%
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	100	97,500
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	50	53,235

				150,735

Mining 2.6%
Constellium NV (Netherlands), Gtd. Notes, 144A	5.875	02/15/26	250	243,125
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A	7.000	02/15/21	50	50,825
Gtd. Notes, 144A	6.875	03/01/26	200	186,250
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	75	73,911
Gtd. Notes	4.550	11/14/24	30	29,700
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	125	124,375

				708,186

Miscellaneous Manufacturers 0.1%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	23,938

Oil & Gas 8.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	200	63,500
Antero Resources Corp.,
Gtd. Notes	5.625	06/01/23	50	50,125
Gtd. Notes	5.000	03/01/25	125	120,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	175	188,563
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	75	71,625
Chesapeake Energy Corp., Gtd. Notes	8.000	06/15/27	200	198,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	225	230,906

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	50	$50,500
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,219
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	25	23,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	50	53,250
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	7.375	05/15/24	50	44,750
Gtd. Notes, 144A	5.625	02/01/26	100	83,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	75	74,531
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	175	159,687
Gtd. Notes, 144A	7.000	03/31/24	50	45,750
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	100	88,500
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	73,688
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	25	22,899
Gtd. Notes	5.000	08/15/22	50	49,312
Gtd. Notes	5.000	03/15/23	75	72,469
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	25	24,063
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	100	99,330
Transocean Pontus Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	6.125	08/01/25	47	47,722
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.500	01/15/26	50	48,250
Gtd. Notes, 144A	7.250	11/01/25	85	81,175
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	49,812
Sr. Unsec’d. Notes	8.250	08/01/23	25	28,031
Sr. Unsec’d. Notes	5.750	06/01/26	75	75,469

				2,242,751

Packaging & Containers 1.0%
ADR Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	200	200,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A	7.000	07/15/24	50	51,125
Sr. Sec’d. Notes, 144A	5.125	07/15/23	25	25,000

				276,625

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.9%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%	01/31/27	65	$67,519
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	6.125	04/15/25	75	72,187
Sr. Sec’d. Notes, 144A	5.750	08/15/27	25	25,219
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	100	96,500

				261,425

Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	25	25,000
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	25	24,563
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	50	59,687
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50	53,625
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	113,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	50	51,077
Gtd. Notes, 144A	5.500	01/15/28	50	49,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.125	02/01/25	50	50,250
Gtd. Notes, 144A	5.875	04/15/26	75	78,000

				505,077

Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	50	48,438
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	75	75,359
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	25	24,687
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	100	93,000

				241,484

Real Estate Investment Trusts (REITs) 1.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	75	77,277
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500	01/15/28	75	70,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	100	99,250

				246,652

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 4.5%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875%	11/01/25	100	$93,094
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	72,187
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	75	68,062
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	100	89,500
Sr. Unsec’d. Notes	6.500	05/01/21	25	22,375
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	150	116,250
Sr. Unsec’d. Notes	8.625	06/15/20	25	19,375
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	100	103,000
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	100,500
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	49,625
Gtd. Notes	6.875	11/01/35	100	86,250
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	75	59,625
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	150	127,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	125	122,656
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	75	74,062

				1,204,436

Semiconductors 0.1%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	25	25,686

Software 1.9%
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125	05/01/21	250	251,000
Infor US, Inc., Gtd. Notes	6.500	05/15/22	140	142,768
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	50	50,631
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	60	61,500
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	25	26,562

				532,461

Telecommunications 6.7%
CenturyLink, Inc.,
Sr. Unsec’d. Notes	7.650	03/15/42	50	43,625
Sr. Unsec’d. Notes	5.625	04/01/25	100	95,346
CommScope Finance LLC, Sr. Unsec’d. Notes, 144A	8.250	03/01/27	25	25,938

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CommScope Technologies LLC,
Gtd. Notes, 144A	6.000%	06/15/25	95	$89,537
Gtd. Notes, 144A	5.000	03/15/27	90	80,577
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	200	139,000
GTT Communications, Inc., Gtd. Notes, 144A	7.875	12/31/24	65	56,063
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	70	72,625
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	125	129,375
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	300	325,312
Sprint Corp., Gtd. Notes	7.625	02/15/25	225	235,687
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	400	344,840
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625	06/01/22	158	162,707

				1,800,632

Textiles 0.5%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	150	145,575

Toys/Games/Hobbies 0.2%
Mattel, Inc., Gtd. Notes, 144A	6.750	12/31/25	50	49,188

Transportation 0.7%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	100	99,750
Sr. Unsec’d. Notes, 144A	6.750	08/15/24	100	100,637

				200,387

Trucking & Leasing 0.9%
Avolon Holdings Funding Ltd. (Cayman Islands),
Gtd. Notes, 144A	5.250	05/15/24	50	51,250
Park Aerospace Holdings Ltd. (Cayman Islands),
Gtd. Notes, 144A	5.250	08/15/22	125	127,964
Gtd. Notes, 144A	5.500	02/15/24	75	77,531
				256,745

TOTAL CORPORATE BONDS (cost $24,883,852)				24,615,354

TOTAL LONG-TERM INVESTMENTS (cost $26,104,624)				25,830,412

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Shares	Value

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUND 3.2%
PGIM Institutional Money Market Fund(w) (cost $874,774)			874,538	$874,800

			Principal Amount (000)#

TIME DEPOSIT 0.0%*
Brown Brothers Harriman & Co. (cost $898)	1.750%	03/01/19	1	898

TOTAL SHORT-TERM TERM INVESTMENTS (cost $875,672)				875,698

TOTAL INVESTMENTS 99.0% (cost $26,980,296)				26,706,110
Other assets in excess of liabilities 1.0%				263,701

NET ASSETS 100.0%				$26,969,811

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

LIBOR—London Interbank Offered Rate

PIK—Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(p)	Interest rate not available as of February 28, 2019.
(s)	Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	A zero balance may reflect actual amounts rounding to less than 0.05%.

Futures contracts outstanding at February 28, 2019:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	5 Year U.S. Treasury Notes	June 2019	$114,563	$(63)
10	10 Year U.S. Treasury Notes	June 2019	1,220,000	(4,508)

				(4,571)

	Short Positions:
2	U.S. Long Bond	June 2019	288,938	2,727
1	U.S. Ultra Bond	June 2019	159,594	2,273

				5,000

				$429

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$150,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$712,593	$—
Bank Loans	—	502,465	—
Corporate Bonds	—	24,615,354	—
Affiliated Mutual Fund	874,800	—	—
Time Deposit	—	898	—
Other Financial Instruments*
Futures contracts	429	—	—

Total	$875,229	$25,831,310	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

24

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows (unaudited):

Media	9.4%
Oil & Gas	8.4
Telecommunications	6.7
Healthcare-Services	5.7
Chemicals	5.0
Commercial Services	4.7
Retail	4.5
Entertainment	3.8
Home Builders	3.8
Electric	3.8
Affiliated Mutual Fund	3.2
Aerospace/Defense	2.9
Collateralized Loan Obligations	2.6
Mining	2.6
Food	2.5
Diversified Financial Services	2.4
Building Materials	2.3
Software	1.9
Computers	1.9
Pipelines	1.9
Infrastructure Software	1.8
Auto Manufacturers	1.6
Auto Parts & Equipment	1.4
Packaging & Containers	1.0
Real Estate Investment Trusts (REITs)	1.0
Real Estate	0.9
Internet	0.9
Pharmaceuticals	0.9
Trucking & Leasing	0.9%
Iron/Steel	0.8
Engineering & Construction	0.8
Lodging	0.7
Transportation	0.7
Metal Fabricate/Hardware	0.6
Gas	0.6
Machinery-Diversified	0.6
Home Furnishings	0.5
Textiles	0.5
Housewares	0.3
Banks	0.3
Household Products/Wares	0.3
Electronics	0.3
Beverages	0.3
Agriculture	0.2
Distribution/Wholesale	0.2
Coal	0.2
Toys/Games/Hobbies	0.2
Healthcare-Products	0.2
Environmental Control	0.1
Semiconductors	0.1
Miscellaneous Manufacturers	0.1
Time Deposit	0.0 *

99.0
Other assets in excess of liabilities	1.0

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Fair values of derivative instruments as of February 28, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures*	$5,000	Due from/to broker— variation margin futures*	$(4,571)

*

Fund Includes cumulative appreciation (depreciation) as reported in the schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$27,457

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$429

For the period ended February 28, 2019 the Fund’s average volume of derivative activities is as follows:

Futures Contracts—Long Positions(1)
$1,619,660

Futures Contracts—Short Positions(1)
$364,172

(1)	Notional Amount in USD.

See Notes to Financial Statements.

26

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value:
Unaffiliated investments (cost $26,105,522)	$25,831,310
Affiliated investments (cost $874,774)	874,800
Cash	15
Interest and dividends receivable	456,466
Deposit with broker for centrally cleared/exchange-traded derivatives	150,000
Receivable for investments sold	136,593

Total assets	27,449,184

Liabilities
Payable for investments purchased	468,647
Management fee payable	10,046
Due to broker—variation margin futures	680

Total Liabilities	479,373

Net Assets	$26,969,811

Net assets were comprised of:
Common stock, at par	$675
Paid-in capital in excess of par	27,152,262

27,152,937
Total distributable earnings (loss)	(183,126)

Net assets, February 28, 2019	$26,969,811

Net asset value, offering price and redemption price per share, ($ 26,969,811 / 675,000 shares of common stock issued and outstanding)	$39.96

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	27

Statement of Operations (unaudited)

Period Ended February 28, 2019*

Net Investment Income (Loss)
Income
Interest income	$711,316
Affiliated dividend income	10,387

Total income	721,703

Expenses
Management fee	57,617

Total expenses	57,617
Less: Management fee waiver and/or expense reimbursement	(932)

Net expenses	56,685

Net investment income (loss)	665,018

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $34)	(18,373)
Futures transactions	27,457

9,084

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26)	(274,186)
Futures	429

(273,757)

Net gain (loss) on investment transactions	(264,673)

Net Increase (Decrease) In Net Assets Resulting From Operations	$400,345

*	For the period from September 24, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

28

Statement of Changes in Net Assets (unaudited)

Period Ended February 28, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$665,018
Net realized gain (loss) on investments	9,084
Net change in unrealized appreciation (depreciation) on investments	(273,757)

Net increase (decrease) in net assets resulting from operations	400,345

Dividends and Distributions
Distributions from distributable earnings	(583,471)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	27,152,937

Net increase (decrease) in net assets from Fund share transactions	27,152,937

Total increase (decrease)	26,969,811

Net Assets:
Beginning of period	—

End of period	$26,969,811

*	For the period from September 24, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	29

Notes to Financial Statements (unaudited)

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and operated as an exchange-traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series (each a “Fund” or collectively, the “Funds”): PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small- Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to PGIM Active High Yield Bond ETF, which commenced investment operations on September 24, 2018.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may

30

occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Active High Yield Bond ETF	31

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

32

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange- traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/ tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments LLC (“PGIM Investments”), subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of assets. In connection therewith, the Manager is obligated to keep

PGIM Active High Yield Bond ETF	33

Notes to Financial Statements (unaudited) (continued)

certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Fund’s business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian (the Custodian). The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Fund. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Fund, costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.53% of the Fund’s average daily net assets. The Manager has agreed to waive a portion of its annual fee equal to the amount of the management fee received by the subadviser due to the Fund’s investment in the PGIM Institutional Money Market Fund.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., the Fund’s investment subadviser (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. Pursuant to a Custodian Agreement, BBH maintains

34

certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements.

3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund (the “Money Market Fund”), registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential Financial, Inc. (“Prudential”). Shares are continuously offered for sale by the Distributor only.

Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Active High Yield Bond ETF	35

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended February 28, 2019, were $60,821,551 and $33,598,513 respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended February 28, 2019, is presented as follows:

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Institutional Money Market Fund*
$ —	$29,586,740	$(28,712,000)	$26	$34	$874,800	874,538	$10,387

*	The Fund did not have any capital gain distributions during the reporting period.

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2019 were as follows:

Tax Basis	$26,959,275

Gross Unrealized Appreciation	229,353
Gross Unrealized Depreciation	(482,089)

Net Unrealized Depreciation	$(252,736)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through

36

brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to investors who have entered into an agreement with the Distributor and are authorized to transact with the Trust in Creation Units (“Authorized Participants”). A Creation Unit consists of 25,000 shares of the Fund. The Fund generally issues and redeems Creation Units in return for a specified amount of cash and/ or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Authorized Participants transacting in Creation Units including non-standard orders and whole or partial cash purchases or redemptions may also pay variable transaction fees to compensate the Fund for certain transaction costs (e.g. brokerage costs) relating to investing in portfolio securities. Such variable transaction fees, if any, are currently being waived by the Fund. In addition, fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2019, Prudential, through its affiliate entities, including affiliated funds, owned 625,000 shares of the Fund.

At reporting period end, one affiliated shareholder of record held greater than 5% of outstanding shares, which represented 93% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Period ended February 28, 2019:

	Shares	Amount
Shares sold	675,000	$27,152,937
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	675,000	27,152,937

Net increase (decrease) in shares outstanding	675,000	$27,152,937

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of

PGIM Active High Yield Bond ETF	37

Notes to Financial Statements (unaudited) (continued)

0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended February 28, 2019.

8. Risk of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of

38

the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long- term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the

PGIM Active High Yield Bond ETF	39

Notes to Financial Statements (unaudited) (continued)

securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the

40

removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Active High Yield Bond ETF	41

Financial Highlights (unaudited)

	September 24, 2018(e) through February 28,
	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.00
Income (loss) from investment operations:
Net investment income (loss)	1.03
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	0.86
Less Dividends and Distributions:
Dividends from net investment income	(0.90)
Net asset value, end of period	$39.96
Total Return(b):	2.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,970
Average net assets (000)	$25,436
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.52%	(d)
Expenses before waivers and/or expense reimbursement	0.53%	(d)
Net investment income (loss)	6.12%	(d)
Portfolio turnover rate	133%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Board Approval of Advisory Agreements (unaudited)

Initial Approval of the Fund’s Advisory Agreements

The Board of Trustees of the PGIM ETF Trust (the Board) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement with PGIM, Inc. (PGIM), through its PGIM Fixed Income (PFI) division, and PGIM Limited to serve as the subadvisers (together, the Subadviser) with respect to the PGIM Active High Yield Bond ETF (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on June 20, 2018 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the

PGIM Active High Yield Bond ETF

Board Approval of Advisory Agreements (continued)

approval and renewal, as applicable, of the management agreements between the Manager and the other Prudential Retail Funds, as well as information received at other regular meetings throughout the year of the Prudential Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other Prudential Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other Prudential Retail Funds. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the

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Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. The Fund’s strategy is a new strategy for the Subadviser. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.53% of the average daily value of the Fund’s investable assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.265% of the Fund’s investable assets to be paid by the Manager to the Subadviser. The Board also considered that for purposes of calculating the proposed management and subadvisory fees, investable assets of the Fund means the Fund’s net assets plus any borrowings for investment purposes. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund. Under the Management Agreement, the Fund generally will be responsible for only paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any).

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses (including the effects of leverage) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

PGIM Active High Yield Bond ETF

Board Approval of Advisory Agreements (continued)

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*    *    *

After full consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Active High Yield Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD BOND ETF

TICKER SYMBOL	PHYL

ETF1001E2

PGIM QMA STRATEGIC ALPHA ETFs

PGIM QMA Strategic Alpha Large-Cap Core ETF	PQLC
PGIM QMA Strategic Alpha Small-Cap Growth ETF	PQSG
PGIM QMA Strategic Alpha Small-Cap Value ETF	PQSV
PGIM QMA Strategic Alpha International Equity ETF	PQIN

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings are for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA Strategic Alpha ETFs	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Strategic Alpha ETFs informative and useful. The report covers performance for each of the Funds for the period beginning with each Fund’s inception date and ending February 28, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Strategic Alpha ETFs

April 15, 2019

PGIM QMA Strategic Alpha ETFs	5

PGIM QMA Strategic Alpha Large-Cap Core ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 2/28/19
Since Inception (%)
Net Asset Value (NAV)	2.04 (10/17/18)
Market Price*	2.08 (10/17/18)
S&P 500 Index	3.48
Lipper Large-Cap Core Funds Average	3.48

Source: PGIM Investments LLC and Lipper Inc.

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

Since inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large public US companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s US Diversified Equity large-cap floor, have more latitude in the companies in which they invest, and typically have average characteristics compared to the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/19 (%)
Western Digital Corp., Technology Hardware, Storage & Peripherals	0.4
KLA-Tencor Corp., Semiconductors & Semiconductor Equipment	0.4
Estee Lauder Cos., Inc. (The), Personal Products	0.4
Danaher Corp., Health Care Equipment & Supplies	0.4
Monster Beverage Corp., Beverages	0.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/19 (%)
Equity Real Estate Investment Trusts (REITs)	6.2
Banks	5.8
Health Care Equipment & Supplies	4.2
Specialty Retail	3.8
Health Care Providers & Services	3.5

Industry weightings reflect only long-term investments and are subject to change.

PGIM QMA Strategic Alpha ETFs	7

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 2/28/19
Since Inception (%)
Net Asset Value (NAV)	3.94 (11/13/18)
Market Price*	3.97 (11/13/18)
Russell 2000 Growth Index	6.52
Lipper Small-Cap Growth Funds Average	6.94

Source: PGIM Investments LLC and Lipper Inc.

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Russell 2000 Growth Index—The Russell 2000 Growth Index is unmanaged and comprises securities in the Russell 2000 Index with a higher-than-average growth orientation. Companies in this index generally have high price-to-book and price-to-earnings ratios. London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trade mark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

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Lipper Small-Cap Growth Funds Average—The Lipper Small-Cap Growth Funds Average includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have above-average characteristics compared to the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is generally considered representative of the small-cap segment of the US equity market.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/19 (%)
Telaria, Inc., Software	0.3
Horizon Pharma PLC, Pharmaceuticals	0.2
Solid Biosciences, Inc., Biotechnology	0.2
Corvus Pharmaceuticals, Inc., Biotechnology	0.2
DMC Global, Inc., Machinery	0.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/19 (%)
Biotechnology	8.5
Software	6.5
Banks	6.1
Health Care Equipment & Supplies	4.9
Machinery	4.6

Industry weightings reflect only long-term investments and are subject to change.

PGIM QMA Strategic Alpha ETFs	9

PGIM QMA Strategic Alpha Small-Cap Value ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 2/28/19
Since Inception (%)
Net Asset Value (NAV)	1.62 (11/13/18)
Market Price*	1.73 (11/13/18)
Russell 2000 Value Index	2.95
Lipper Small-Cap Value Funds Average	3.08

Source: PGIM Investments LLC and Lipper Inc.

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000 Value Index is unmanaged and comprises securities in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios. London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trade mark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

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Lipper Small-Cap Value Funds Average—The Lipper Small-Cap Value Funds Average includes funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s US Diversified Equity small-cap ceiling and typically have below-average characteristics compared to the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is generally considered representative of the small-cap segment of the US equity market.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/19 (%)
Telaria, Inc., Software	0.2
Triple-S Management Corp., Health Care Providers & Services	0.2
Mallinckrodt PLC, Pharmaceuticals	0.2
Gray Television, Inc., Media	0.2
Dillard’s, Inc., Multiline Retail	0.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/19 (%)
Banks	18.8
Equity Real Estate Investment Trusts (REITs)	9.1
Specialty Retail	4.4
Thrifts & Mortgage Finance	4.0
Insurance	3.8

Industry weightings reflect only long-term investments and are subject to change.

PGIM QMA Strategic Alpha ETFs	11

PGIM QMA Strategic Alpha International Equity ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 2/28/19
Since Inception (%)
Net Asset Value (NAV)	3.19 (12/4/18)
Market Price*	3.84 (12/4/18)
MSCI EAFE Index	3.98
Lipper International Multi-Cap Core Funds Average	3.74

Source: PGIM Investments LLC and Lipper Inc.

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

MSCI EAFE Index—The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the US & Canada.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average includes funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 2/28/19 (%)
Takeda Pharmaceutical Co. Ltd., Pharmaceuticals	0.3
Fortescue Metals Group Ltd., Metals & Mining	0.3
Taylor Wimpey PLC, Household Durables	0.3
Straumann Holding AG, Health Care Equipment & Supplies	0.2
Rio Tinto Ltd., Metals & Mining	0.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/19 (%)
Banks	6.6
Machinery	5.1
Chemicals	5.1
Real Estate Management & Development	4.5
Equity Real Estate Investment Trusts (REITs)	4.1

Industry weightings reflect only long-term investments and are subject to change.

PGIM QMA Strategic Alpha ETFs	13

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the period ended February 28, 2019. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM QMA Strategic Alpha Large-Cap Core ETF	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual**	$1,000.00	$1,020.40	0.17%	$0.63
Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 134-day period ended February 28, 2019 due to the Fund’s inception date of October 17, 2018.

PGIM QMA Strategic Alpha Small-Cap Growth ETF	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual**	$1,000.00	$1,039.40	0.29%	$0.87
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 107-day period ended February 28, 2019 due to the Fund’s inception date of November 13, 2018.

PGIM QMA Strategic Alpha Small-Cap Value ETF	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual**	$1,000.00	$1,016.20	0.29%	$0.86
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 107-day period ended February 28, 2019 due to the Fund’s inception date of November 13, 2018.

PGIM QMA Strategic Alpha ETFs	15

Fees and Expenses (continued)

PGIM QMA Strategic Alpha International Equity ETF	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual**	$1,000.00	$1,031.90	0.29%	$0.69
Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 85-day period ended February 28, 2019 due to the Fund’s inception date of December 4, 2018.

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PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited)

as of February 28, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 99.2%

Aerospace & Defense 1.8%
Huntington Ingalls Industries, Inc.	205	$42,929
L3 Technologies, Inc.	227	48,067
Raytheon Co.	248	46,252
Textron, Inc.	829	45,015
United Technologies Corp.	329	41,345

		223,608

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	463	41,846
Expeditors International of Washington, Inc.	593	44,445
FedEx Corp.	233	42,173

		128,464

Airlines 1.3%
Alaska Air Group, Inc.	626	38,624
Delta Air Lines, Inc.	821	40,705
Southwest Airlines Co.	797	44,664
United Continental Holdings, Inc.*	465	40,832

		164,825

Auto Components 0.3%
BorgWarner, Inc.	1,006	40,854

Automobiles 1.0%
Ford Motor Co.	4,823	42,298
General Motors Co.	1,053	41,572
Harley-Davidson, Inc.	1,081	40,127

		123,997

Banks 5.8%
Bank of America Corp.	1,529	44,463
BB&T Corp.	926	47,198
Citigroup, Inc.	625	39,988
Citizens Financial Group, Inc.	1,221	45,104
Comerica, Inc.	506	44,078
Fifth Third Bancorp	1,625	44,817
Huntington Bancshares, Inc.	3,054	44,008
JPMorgan Chase & Co.	401	41,848
KeyCorp	2,348	41,466
M&T Bank Corp.	247	42,746

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	17

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
People’s United Financial, Inc.	2,520	$44,755
PNC Financial Services Group, Inc. (The)	349	43,981
Regions Financial Corp.	2,533	41,541
SunTrust Banks, Inc.	705	45,733
US Bancorp	855	44,195
Wells Fargo & Co.	811	40,461
Zions Bancorp NA	905	46,246

		742,628

Beverages 1.8%
Brown-Forman Corp. (Class B Stock)	887	43,898
Coca-Cola Co. (The)	857	38,856
Molson Coors Brewing Co. (Class B Stock)	652	40,202
Monster Beverage Corp.*	821	52,404
PepsiCo, Inc.	406	46,950

		222,310

Biotechnology 1.6%
Amgen, Inc.	216	41,057
Biogen, Inc.*	129	42,313
Gilead Sciences, Inc.	571	37,126
Incyte Corp.*	512	44,150
Vertex Pharmaceuticals, Inc.*	235	44,356

		209,002

Building Products 1.4%
Allegion PLC	493	44,350
AO Smith Corp.	896	46,529
Fortune Brands Home & Security, Inc.	891	41,984
Johnson Controls International PLC	1,283	45,251

		178,114

Capital Markets 3.2%
Affiliated Managers Group, Inc.	346	37,925
Bank of New York Mellon Corp. (The)	782	41,039
BlackRock, Inc. (Class A Stock)	98	43,436
Cboe Global Markets, Inc.	431	41,337
Goldman Sachs Group, Inc. (The)	198	38,947
Intercontinental Exchange, Inc.	539	41,584
Invesco Ltd.	2,123	41,080
Morgan Stanley	949	39,839

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Northern Trust Corp.	452	$42,126
State Street Corp.	530	38,091

		405,404

Chemicals 1.4%
Air Products & Chemicals, Inc.	274	49,643
Celanese Corp. (Class A Stock)	419	42,860
Eastman Chemical Co.	519	42,916
LyondellBasell Industries NV (Class A Stock)	446	38,142

		173,561

Commercial Services & Supplies 0.7%
Cintas Corp.	223	46,072
Waste Management, Inc.	483	48,904

		94,976

Communications Equipment 1.4%
Arista Networks, Inc.*	183	52,201
Cisco Systems, Inc.	951	49,233
F5 Networks, Inc.*	258	43,380
Juniper Networks, Inc.	1,526	41,324

		186,138

Construction & Engineering 0.4%
Jacobs Engineering Group, Inc.	666	49,137

Consumer Finance 1.4%
American Express Co.	418	45,035
Capital One Financial Corp.	476	39,784
Discover Financial Services	576	41,247
Synchrony Financial	1,444	47,089

		173,155

Containers & Packaging 1.4%
International Paper Co.	896	41,055
Packaging Corp. of America	483	46,170
Sealed Air Corp.	1,085	47,328
Westrock Co.	1,011	37,791

		172,344

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	19

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Distributors 0.7%
Genuine Parts Co.	449	$48,842
LKQ Corp.*	1,499	41,522

		90,364

Diversified Consumer Services 0.3%
H&R Block, Inc.	1,597	38,568

Diversified Telecommunication Services 0.6%
AT&T, Inc.	1,346	41,888
Verizon Communications, Inc.	709	40,356

		82,244

Electric Utilities 3.4%
American Electric Power Co., Inc.	530	43,009
Duke Energy Corp.	471	42,230
Entergy Corp.	469	43,772
Evergy, Inc.	712	39,808
Eversource Energy	599	41,816
Exelon Corp.	876	42,565
FirstEnergy Corp.	1,154	47,025
Pinnacle West Capital Corp.	471	44,152
PPL Corp.	1,413	45,456
Southern Co. (The)	856	42,535

		432,368

Electrical Equipment 1.4%
AMETEK, Inc.	594	47,271
Eaton Corp. PLC	543	43,315
Emerson Electric Co.	650	44,297
Rockwell Automation, Inc.	253	45,176

		180,059

Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. (Class A Stock)	505	47,455
Corning, Inc.	1,332	46,367
FLIR Systems, Inc.	898	46,202
Keysight Technologies, Inc.*	582	49,127

		189,151

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.6%
Schlumberger Ltd.	974	$42,914
TechnipFMC PLC	1,732	38,606

		81,520

Entertainment 1.3%
Activision Blizzard, Inc.	851	35,861
Electronic Arts, Inc.*	451	43,197
Viacom, Inc. (Class B Stock)	1,328	38,804
Walt Disney Co. (The)	375	42,315

		160,177

Equity Real Estate Investment Trusts (REITs) 6.2%
American Tower Corp.	245	43,157
Apartment Investment & Management Co. (Class A Stock)	834	40,808
Boston Properties, Inc.	370	49,095
Duke Realty Corp.	1,430	42,285
Equinix, Inc.	108	45,738
Equity Residential	577	42,519
Essex Property Trust, Inc.	156	43,655
Host Hotels & Resorts, Inc.	2,244	44,005
Kimco Realty Corp.	2,435	42,832
Mid-America Apartment Communities, Inc.	444	45,990
Prologis, Inc.	683	47,851
Regency Centers Corp.	693	45,218
SBA Communications Corp. (Class A Stock)*	233	42,070
Simon Property Group, Inc.	233	42,210
SL Green Realty Corp.	470	42,638
Vornado Realty Trust	635	42,742
Welltower, Inc.	554	41,168
Weyerhaeuser Co.	1,519	37,808

		781,789

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	191	41,779
Kroger Co. (The)	1,393	40,857
Walgreens Boots Alliance, Inc.	571	40,649
Walmart, Inc.	455	45,040

		168,325

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	21

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products 3.4%
Archer-Daniels-Midland Co.	884	$37,570
General Mills, Inc.	938	44,208
Hershey Co. (The)	414	45,822
Hormel Foods Corp.	930	40,325
JM Smucker Co. (The)	414	43,847
Kellogg Co.	624	35,106
Kraft Heinz Co. (The)	786	26,087
Lamb Weston Holdings, Inc.	569	39,437
McCormick & Co., Inc.	319	43,378
Mondelez International, Inc. (Class A Stock)	936	44,142
Tyson Foods, Inc. (Class A Stock)	703	43,347

		443,269

Health Care Equipment & Supplies 4.2%
Abbott Laboratories	614	47,659
Baxter International, Inc.	608	45,436
Becton Dickinson & Co.	179	44,533
Danaher Corp.	415	52,713
DENTSPLY SIRONA, Inc.	1,001	41,802
Hologic, Inc.*	935	44,085
IDEXX Laboratories, Inc.*	194	40,940
Medtronic PLC	451	40,816
ResMed, Inc.	343	35,133
Stryker Corp.	249	46,939
Varian Medical Systems, Inc.*	320	42,995
Zimmer Biomet Holdings, Inc.	380	47,166

		530,217

Health Care Providers & Services 3.5%
Anthem, Inc.	158	47,515
Cardinal Health, Inc.	828	44,994
Centene Corp.*	596	36,290
CVS Health Corp.	591	34,178
Henry Schein, Inc.*	513	30,421
Humana, Inc.	139	39,621
Laboratory Corp. of America Holdings*	298	44,176
McKesson Corp.	326	41,454
Quest Diagnostics, Inc.	474	41,025
UnitedHealth Group, Inc.	160	38,755
Universal Health Services, Inc. (Class B Stock)	309	42,898

		441,327

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Technology 0.3%
Cerner Corp.*	755	$42,242

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	753	43,493
McDonald’s Corp.	223	40,996
Norwegian Cruise Line Holdings Ltd.*	840	46,645
Yum! Brands, Inc.	445	42,052

		173,186

Household Durables 0.3%
Mohawk Industries, Inc.*	325	44,239

Household Products 1.7%
Church & Dwight Co., Inc.	598	39,348
Clorox Co. (The)	265	41,878
Colgate-Palmolive Co.	696	45,846
Kimberly-Clark Corp.	353	41,241
Procter & Gamble Co. (The)	445	43,855

		212,168

Independent Power and Renewable Electricity Producers 0.7%
AES Corp.	2,839	48,916
NRG Energy, Inc.	982	40,930

		89,846

Industrial Conglomerates 1.1%
3M Co.	211	43,759
Honeywell International, Inc.	274	42,215
Roper Technologies, Inc.	153	49,518

		135,492

Insurance 3.2%
Aflac, Inc.	852	41,867
Allstate Corp. (The)	459	43,320
Everest Re Group Ltd.	203	45,900
Hartford Financial Services Group, Inc. (The)	935	46,152
Lincoln National Corp.	676	42,264
Marsh & McLennan Cos., Inc.	489	45,487
MetLife, Inc.	994	44,919
Travelers Cos., Inc. (The)	350	46,519
Unum Group	1,199	44,795

		401,223

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	23

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services 1.0%
Alphabet, Inc.,
(Class A Stock)*	39	$43,935
(Class C Stock)*	40	44,797
Facebook, Inc. (Class A Stock)*	275	44,399

		133,131

Internet & Direct Marketing Retail 1.1%
Booking Holdings, Inc.*	25	42,426
eBay, Inc.	1,327	49,298
Expedia Group, Inc.	358	44,145

		135,869

IT Services 2.8%
Accenture PLC (Class A Stock)	271	43,734
Broadridge Financial Solutions, Inc.	403	40,804
Cognizant Technology Solutions Corp. (Class A Stock)	593	42,091
Fidelity National Information Services, Inc.	416	44,990
International Business Machines Corp.	330	45,583
Paychex, Inc.	633	48,754
Total System Services, Inc.	456	43,046
Western Union Co. (The)	2,248	40,172

		349,174

Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	569	45,201
IQVIA Holdings, Inc.*	325	45,533
Mettler-Toledo International, Inc.*	76	51,749
PerkinElmer, Inc.	489	46,044
Thermo Fisher Scientific, Inc.	186	48,280
Waters Corp.*	200	48,444

		285,251

Machinery 2.6%
Cummins, Inc.	296	45,611
Dover Corp.	524	47,438
Illinois Tool Works, Inc.	304	43,800
Ingersoll-Rand PLC	441	46,552
PACCAR, Inc.	693	46,985
Parker-Hannifin Corp.	264	46,506
Pentair PLC	1,103	46,922

		323,814

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Media 1.3%
CBS Corp. (Class B Stock)	826	$41,473
Comcast Corp. (Class A Stock)	1,122	43,388
Discovery, Inc. (Class C Stock)*	1,582	43,110
Omnicom Group, Inc.	542	41,029

		169,000

Metals & Mining 0.7%
Freeport-McMoRan, Inc.	3,439	44,363
Nucor Corp.	739	44,761

		89,124

Multiline Retail 1.0%
Kohl’s Corp.	594	40,113
Macy’s, Inc.	1,629	40,383
Target Corp.	581	42,204

		122,700

Multi-Utilities 2.2%
Ameren Corp.	673	47,945
CenterPoint Energy, Inc.	1,365	41,141
Consolidated Edison, Inc.	573	47,244
Dominion Energy, Inc.	603	44,676
DTE Energy Co.	393	48,559
Public Service Enterprise Group, Inc.	810	47,636

		277,201

Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	371	44,364
Cimarex Energy Co.	550	39,551
Exxon Mobil Corp.	536	42,360
HollyFrontier Corp.	732	37,478
Kinder Morgan, Inc.	2,434	46,635
Occidental Petroleum Corp.	596	39,425
Phillips 66	396	38,159
Pioneer Natural Resources Co.	282	39,748
Valero Energy Corp.	501	40,862

		368,582

Personal Products 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	340	53,360

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	25

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 2.3%
Allergan PLC	258	$35,529
Bristol-Myers Squibb Co.	754	38,952
Eli Lilly & Co.	338	42,686
Johnson & Johnson	319	43,588
Merck & Co., Inc.	533	43,328
Pfizer, Inc.	993	43,047
Zoetis, Inc. (Class A Stock)	475	44,759

		291,889

Professional Services 0.6%
Robert Half International, Inc.	665	45,346
Verisk Analytics, Inc. (Class A Stock)*	200	25,286

		70,632

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	921	45,829

Road & Rail 1.0%
CSX Corp.	619	44,983
JB Hunt Transport Services, Inc.	383	41,238
Norfolk Southern Corp.	254	45,542

		131,763

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	454	48,560
Applied Materials, Inc.	1,254	48,078
Intel Corp.	832	44,063
KLA-Tencor Corp.	469	54,165
Lam Research Corp.	285	50,186
NVIDIA Corp.	266	41,033
QUALCOMM, Inc.	736	39,295
Skyworks Solutions, Inc.	584	47,689
Texas Instruments, Inc.	426	45,062

		418,131

Software 2.7%
ANSYS, Inc.*	275	48,746
Cadence Design Systems, Inc.*	881	50,437
Citrix Systems, Inc.	419	44,204
Intuit, Inc.	204	50,415
Oracle Corp.	904	47,126
Symantec Corp.	2,111	47,476

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Synopsys, Inc.*	489	$49,722

		338,126

Specialty Retail 3.8%
Advance Auto Parts, Inc.	259	41,901
AutoZone, Inc.*	48	45,071
Best Buy Co., Inc.	697	47,981
CarMax, Inc.*	616	38,254
Foot Locker, Inc.	700	41,664
Gap, Inc. (The)	1,600	40,640
Lowe’s Cos., Inc.	411	43,192
O’Reilly Automotive, Inc.*	126	46,867
TJX Cos., Inc. (The)	778	39,904
Tractor Supply Co.	490	46,722
Ulta Beauty, Inc.*	154	48,123

		480,319

Technology Hardware, Storage & Peripherals 1.2%
Hewlett Packard Enterprise Co.	2,811	46,044
Seagate Technology PLC	989	46,048
Western Digital Corp.	1,105	55,582

		147,674

Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.*	981	44,734
NIKE, Inc. (Class B Stock)	563	48,266
PVH Corp.	375	43,065
Ralph Lauren Corp. (Class A Stock)	374	46,814
Tapestry, Inc.	1,116	38,993

		221,872

Tobacco 0.7%
Altria Group, Inc.	856	44,863
Philip Morris International, Inc.	523	45,470

		90,333

Water Utilities 0.4%
American Water Works Co., Inc.	484	49,184

TOTAL LONG-TERM INVESTMENTS (cost $12,288,386)		12,599,249

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	27

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENT 0.6%

TIME DEPOSIT
Citibank, NA (cost $70,012)	1.750%	03/01/19	70	$70,012

TOTAL INVESTMENTS 99.8% (cost $12,358,398)				12,669,261
Other assets in excess of liabilities 0.2%				26,536

NET ASSETS 100.0%				$12,695,797

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$223,608	$—	$—
Air Freight & Logistics	128,464	—	—
Airlines	164,825	—	—
Auto Components	40,854	—	—
Automobiles	123,997	—	—
Banks	742,628	—	—
Beverages	222,310	—	—
Biotechnology	209,002	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Building Products	$178,114	$—	$—
Capital Markets	405,404	—	—
Chemicals	173,561	—	—
Commercial Services & Supplies	94,976	—	—
Communications Equipment	186,138	—	—
Construction & Engineering	49,137	—	—
Consumer Finance	173,155	—	—
Containers & Packaging	172,344	—	—
Distributors	90,364	—	—
Diversified Consumer Services	38,568	—	—
Diversified Telecommunication Services	82,244	—	—
Electric Utilities	432,368	—	—
Electrical Equipment	180,059	—	—
Electronic Equipment, Instruments & Components	189,151	—	—
Energy Equipment & Services	81,520	—	—
Entertainment	160,177	—	—
Equity Real Estate Investment Trusts (REITs)	781,789	—	—
Food & Staples Retailing	168,325	—	—
Food Products	443,269	—	—
Health Care Equipment & Supplies	530,217	—	—
Health Care Providers & Services	441,327	—	—
Health Care Technology	42,242	—	—
Hotels, Restaurants & Leisure	173,186	—	—
Household Durables	44,239	—	—
Household Products	212,168	—	—
Independent Power and Renewable Electricity Producers	89,846	—	—
Industrial Conglomerates	135,492	—	—
Insurance	401,223	—	—
Interactive Media & Services	133,131	—	—
Internet & Direct Marketing Retail	135,869	—	—
IT Services	349,174	—	—
Life Sciences Tools & Services	285,251	—	—
Machinery	323,814	—	—
Media	169,000	—	—
Metals & Mining	89,124	—	—
Multiline Retail	122,700	—	—
Multi-Utilities	277,201	—	—
Oil, Gas & Consumable Fuels	368,582	—	—
Personal Products	53,360	—	—
Pharmaceuticals	291,889	—	—
Professional Services	70,632	—	—
Real Estate Management & Development	45,829	—	—
Road & Rail	131,763	—	—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	29

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$418,131	$—	$—
Software	338,126	—	—
Specialty Retail	480,319	—	—
Technology Hardware, Storage & Peripherals	147,674	—	—
Textiles, Apparel & Luxury Goods	221,872	—	—
Tobacco	90,333	—	—
Water Utilities	49,184	—	—
Time Deposit	—	70,012	—

Total	$12,599,249	$70,012	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows (unaudited):

Equity Real Estate Investment Trusts (REITs)	6.2%
Banks	5.8
Health Care Equipment & Supplies	4.2
Specialty Retail	3.8
Health Care Providers & Services	3.5
Electric Utilities	3.4
Food Products	3.4
Semiconductors & Semiconductor Equipment	3.3
Insurance	3.2
Capital Markets	3.2
Oil, Gas & Consumable Fuels	2.9
IT Services	2.8
Software	2.7
Machinery	2.6
Pharmaceuticals	2.3
Multi-Utilities	2.2
Life Sciences Tools & Services	2.2
Aerospace & Defense	1.8
Beverages	1.8
Household Products	1.7
Textiles, Apparel & Luxury Goods	1.7
Biotechnology	1.6
Electronic Equipment, Instruments & Components	1.5
Building Products	1.4
Communications Equipment	1.4
Electrical Equipment	1.4
Containers & Packaging	1.4%
Consumer Finance	1.4
Chemicals	1.4
Food & Staples Retailing	1.3
Entertainment	1.3
Hotels, Restaurants & Leisure	1.3
Airlines	1.3
Media	1.3
Technology Hardware, Storage & Peripherals	1.2
Industrial Conglomerates	1.1
Internet & Direct Marketing Retail	1.1
Road & Rail	1.0
Interactive Media & Services	1.0
Multiline Retail	1.0
Air Freight & Logistics	1.0
Automobiles	1.0
Independent Power and Renewable Electricity Producers	0.7
Tobacco	0.7
Metals & Mining	0.7
Distributors	0.7
Commercial Services & Supplies	0.7
Energy Equipment & Services	0.6
Time Deposit	0.6
Professional Services	0.6
Diversified Telecommunication Services	0.6

See Notes to Financial Statements.

30

Industry Classification (cont’d.)
Construction & Engineering	0.4%
Personal Products	0.4
Water Utilities	0.4
Real Estate Management & Development	0.4
Health Care Technology	0.3
Diversified Consumer Services	0.3

Household Durables	0.3%
Auto Components	0.3

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	31

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value:
Unaffiliated investments (cost $12,358,398)	$12,669,261
Cash	53
Dividends receivable	28,111

Total assets	12,697,425

Liabilities
Management fee payable	1,628

Total Liabilities	1,628

Net Assets	$12,695,797

Net assets were comprised of:
Common stock, at par	$250
Paid-in capital in excess of par	12,445,655

12,445,905
Total distributable earnings (loss)	249,892

Net assets, February 28, 2019	$12,695,797

Net asset value, offering price and redemption price per share, ($ 12,695,797 / 250,000 shares of common stock issued and outstanding)	$50.78

See Notes to Financial Statements.

32

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Operations (unaudited)

Period Ended February 28, 2019*

Net Investment Income (Loss)
Income
Interest income	$1,465
Unaffiliated dividend income	98,119

Total income	99,584

Expenses
Management fee	7,436

Total expenses	7,436

Net investment income (loss)	92,148

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(97,404)
Net change in unrealized appreciation (depreciation) on:
Investments	310,863

Net gain (loss) on investment transactions	213,459

Net Increase (Decrease) In Net Assets Resulting From Operations	$305,607

*	For the period from October 17, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	33

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Changes in Net Assets (unaudited)

Period Ended February 28, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,148
Net realized gain (loss) on investments	(97,404)
Net change in unrealized appreciation (depreciation) on investments	310,863

Net increase (decrease) in net assets resulting from operations	305,607

Dividends and Distributions
Distributions from distributable earnings	(55,715)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	12,445,905

Net increase (decrease) in net assets from Fund share transactions	12,445,905

Total increase (decrease)	12,695,797

Net Assets:
Beginning of period	—

End of period	$12,695,797

*	For the period from October 17, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

34

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited)

as of February 28, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 99.6%

Aerospace & Defense 0.5%
Moog, Inc. (Class A Stock)	224	$21,047
National Presto Industries, Inc.	175	19,624
Wesco Aircraft Holdings, Inc.*	2,564	21,768

		62,439

Air Freight & Logistics 0.5%
Echo Global Logistics, Inc.*	830	19,937
Forward Air Corp.	340	21,981
Hub Group, Inc. (Class A Stock)*	448	19,255

		61,173

Auto Components 0.8%
Dana, Inc.	1,061	20,955
Fox Factory Holding Corp.*	341	21,613
Modine Manufacturing Co.*	1,342	20,170
Stoneridge, Inc.*	798	23,597
Tenneco, Inc. (Class A Stock)	610	21,106

		107,441

Banks 6.1%
Allegiance Bancshares, Inc.*	533	20,393
Ameris Bancorp	520	21,200
Bank of NT Butterfield & Son Ltd. (The)	516	21,022
Cadence BanCorp (Class A Stock)	1,057	21,129
Cambridge Bancorp	259	21,494
Carolina Financial Corp.	614	22,485
City Holding Co.	267	21,397
Civista Bancshares, Inc.	983	20,967
ConnectOne Bancorp, Inc.	979	21,117
Customers Bancorp, Inc.*	1,031	22,053
Enterprise Financial Services Corp.	453	20,467
Equity Bancshares, Inc. (Class A Stock)*	564	19,170
Esquire Financial Holdings, Inc.*	886	20,210
FB Financial Corp.	598	21,199
First Foundation, Inc.	1,381	21,060
Hanmi Financial Corp.	974	22,480
HarborOne Bancorp, Inc.*	1,302	21,001
Heritage Commerce Corp.	1,494	20,871
Home BancShares, Inc.	1,049	20,435
HomeTrust Bancshares, Inc.	756	20,586

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	35

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Independent Bank Corp.	909	$21,134
Independent Bank Group, Inc.	371	21,503
Investar Holding Corp.	808	19,667
Live Oak Bancshares, Inc.	1,265	20,506
Midland States Bancorp, Inc.	778	19,839
National Bank Holdings Corp. (Class A Stock)	585	21,136
Old Line Bancshares, Inc.	690	19,762
Origin Bancorp, Inc.	559	20,158
Pacific Premier Bancorp, Inc.	688	20,537
People’s Utah Bancorp	721	21,169
Preferred Bank	399	20,437
Stock Yards Bancorp, Inc.	572	20,375
TriCo Bancshares	559	22,483
TriState Capital Holdings, Inc.*	932	21,073
Triumph Bancorp, Inc.*	637	21,575
United Community Banks, Inc.	798	22,097
Veritex Holdings, Inc.	758	21,232
Washington Trust Bancorp, Inc.	398	20,855

		796,274

Beverages 0.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	68	21,254
Coca-Cola Consolidated, Inc.	94	23,299
Craft Brew Alliance, Inc.*	1,229	20,954
National Beverage Corp.	289	19,823

		85,330

Biotechnology 8.5%
Abeona Therapeutics, Inc.*	3,316	23,278
Acorda Therapeutics, Inc.*	1,581	23,304
Aduro Biotech, Inc.*	5,738	24,673
Albireo Pharma, Inc.*	843	23,705
Allena Pharmaceuticals, Inc.*	3,434	24,793
AnaptysBio, Inc.*	326	22,452
Aptinyx, Inc.*	3,731	19,774
Arcus Biosciences, Inc.*	1,711	20,173
Arena Pharmaceuticals, Inc.*	430	21,466
Assembly Biosciences, Inc.*	899	19,230
Athenex, Inc.*	1,763	23,219
Audentes Therapeutics, Inc.*	822	25,170
Avrobio, Inc.*	1,467	24,440
BioSpecifics Technologies Corp.*	304	21,113

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Cellular Biomedicine Group, Inc.*	1,207	$23,078
Corvus Pharmaceuticals, Inc.*	5,411	26,189
Eagle Pharmaceuticals, Inc.*	468	23,433
Emergent BioSolutions, Inc.*	313	18,264
Forty Seven, Inc.*	1,376	22,979
G1 Therapeutics, Inc.*	1,058	19,531
Genomic Health, Inc.*	270	20,512
Geron Corp.*	14,393	21,014
GlycoMimetics, Inc.*	1,676	20,598
Intellia Therapeutics, Inc.*	1,625	24,749
Jounce Therapeutics, Inc.*	4,605	20,492
Kezar Life Sciences, Inc.*	1,020	20,757
Kindred Biosciences, Inc.*	1,992	21,553
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,121	20,122
Kura Oncology, Inc.*	1,427	21,747
Minerva Neurosciences, Inc.*	2,709	21,482
Myriad Genetics, Inc.*	693	21,504
Pfenex, Inc.*	5,185	23,281
PTC Therapeutics, Inc.*	635	21,933
Puma Biotechnology, Inc.*	809	22,498
REGENXBIO, Inc.*	463	23,951
Repligen Corp.*	365	21,725
Retrophin, Inc.*	993	22,402
Rhythm Pharmaceuticals, Inc.*	746	21,395
Sangamo Therapeutics, Inc.*	2,477	22,318
Savara, Inc.*	3,148	21,658
Solid Biosciences, Inc.*	2,489	26,607
Spectrum Pharmaceuticals, Inc.*	1,828	19,761
Spring Bank Pharmaceuticals, Inc.*	2,148	22,339
Surface Oncology, Inc.*	4,609	19,496
Veracyte, Inc.*	1,125	22,736
Verastem, Inc.*	6,653	20,026
Vericel Corp.*	1,102	20,618
Viking Therapeutics, Inc.*	2,460	20,689
Xencor, Inc.*	656	19,903
Zafgen, Inc.*	4,473	19,994

		1,098,124

Building Products 1.9%
Advanced Drainage Systems, Inc.	766	19,472
Apogee Enterprises, Inc.	546	19,487
Builders FirstSource, Inc.*	1,626	22,650

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	37

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products (cont’d.)
Continental Building Products, Inc.*	713	$20,556
CSW Industrials, Inc.*	393	22,315
Insteel Industries, Inc.	938	21,339
JELD-WEN Holding, Inc.*	981	19,826
Masonite International Corp.*	376	20,849
NCI Building Systems, Inc.*	2,992	21,004
Patrick Industries, Inc.*	479	21,656
Simpson Manufacturing Co., Inc.	356	21,335
Universal Forest Products, Inc.	651	20,161

		250,650

Capital Markets 2.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	830	21,829
Blucora, Inc.*	788	21,189
BrightSphere Investment Group PLC	1,600	22,640
Cowen, Inc. (Class A Stock)*	1,313	20,325
Diamond Hill Investment Group, Inc.	137	19,449
Donnelley Financial Solutions, Inc.*	1,214	17,251
Federated Investors, Inc. (Class B Stock)	733	21,807
Greenhill & Co., Inc.	936	22,033
Houlihan Lokey, Inc. (Class A Stock)	501	23,036
Ladenburg Thalmann Financial Services, Inc.	7,443	21,882
Moelis & Co. (Class A Stock)	501	22,350
Piper Jaffray Cos.	289	20,218
PJT Partners, Inc. (Class A Stock)	475	21,959
Pzena Investment Management, Inc. (Class A Stock)	2,025	20,169
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,423	21,331
Westwood Holdings Group, Inc.	500	19,325

		336,793

Chemicals 2.5%
Advanced Emissions Solutions, Inc.	1,790	21,158
AdvanSix, Inc.*	628	20,567
Balchem Corp.	228	20,230
Chase Corp.	218	21,048
Ferro Corp.*	1,075	20,844
GCP Applied Technologies, Inc.*	802	24,036
HB Fuller Co.	416	21,000
Ingevity Corp.*	186	21,431
Innophos Holdings, Inc.	694	23,041
Kraton Corp.*	612	21,775
Kronos Worldwide, Inc.	1,354	20,648

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
OMNOVA Solutions, Inc.*	2,685	$21,883
PolyOne Corp.	624	20,355
Quaker Chemical Corp.	104	21,735
Trinseo S.A.	423	21,230

		320,981

Commercial Services & Supplies 2.6%
BrightView Holdings, Inc.*	1,531	20,669
Brink’s Co. (The)	267	21,072
Covanta Holding Corp.	1,310	22,244
Deluxe Corp.	421	19,589
Healthcare Services Group, Inc.	525	20,044
Herman Miller, Inc.	616	22,595
HNI Corp.	544	21,015
Kimball International, Inc. (Class B Stock)	1,285	20,162
Knoll, Inc.	1,071	22,662
McGrath RentCorp	393	23,517
Mobile Mini, Inc.	592	21,318
MSA Safety, Inc.	193	19,954
SP Plus Corp.*	566	19,470
Tetra Tech, Inc.	358	21,487
UniFirst Corp.	141	20,279
Viad Corp.	406	23,507

		339,584

Communications Equipment 1.8%
Acacia Communications, Inc.*	449	23,954
Applied Optoelectronics, Inc.*	1,449	19,562
CalAmp Corp.*	1,472	20,461
Calix, Inc.*	2,498	20,484
Casa Systems, Inc.*	1,769	18,026
Clearfield, Inc.*	1,491	21,649
Extreme Networks, Inc.*	2,549	20,953
InterDigital, Inc.	278	19,385
NETGEAR, Inc.*	611	21,904
Quantenna Communications, Inc.*	1,288	23,377
Viavi Solutions, Inc.*	1,618	21,244

		230,999

Construction & Engineering 1.6%
Comfort Systems USA, Inc.	407	21,823
Dycom Industries, Inc.*	338	15,237

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	39

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
EMCOR Group, Inc.	279	$20,124
Granite Construction, Inc.	452	21,045
HC2 Holdings, Inc.*	6,186	19,486
MasTec, Inc.*	477	20,597
MYR Group, Inc.*	650	21,801
Orion Group Holdings, Inc.*	4,744	20,162
Primoris Services Corp.	876	20,472
Sterling Construction Co., Inc.*	1,579	23,069

		203,816

Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	1,204	20,468
US Concrete, Inc.*	571	22,903

		43,371

Consumer Finance 0.8%
Curo Group Holdings Corp.*	1,992	21,952
Enova International, Inc.*	893	22,789
FirstCash, Inc.	240	21,038
Green Dot Corp. (Class A Stock)*	315	20,333
Regional Management Corp.*	730	19,849

		105,961

Containers & Packaging 0.3%
Greif, Inc. (Class A Stock)	526	21,145
Myers Industries, Inc.	1,202	22,934

		44,079

Distributors 0.2%
Core-Mark Holding Co., Inc.	718	22,624

Diversified Consumer Services 1.0%
Career Education Corp.*	1,292	21,473
Carriage Services, Inc. (Class A Stock)	1,047	21,997
Chegg, Inc.*	552	21,876
Houghton Mifflin Harcourt Co.*	2,353	18,612
Sotheby’s*	528	23,163
Strategic Education, Inc.	167	21,840

		128,961

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Financial Services 0.2%
Marlin Business Services Corp.	910	$21,421

Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.*	2,170	22,308

Electric Utilities 0.2%
Spark Energy, Inc. (Class A Stock)	2,225	22,228

Electrical Equipment 1.1%
Allied Motion Technologies, Inc.	500	20,825
Atkore International Group, Inc.*	883	20,397
AZZ, Inc.	439	20,203
EnerSys	281	20,743
Generac Holdings, Inc.*	384	19,799
Thermon Group Holdings, Inc.*	842	20,949
Vicor Corp.*	568	18,051

		140,967

Electronic Equipment, Instruments & Components 1.9%
Badger Meter, Inc.	347	20,417
Control4 Corp.*	1,156	20,820
ePlus, Inc.*	253	22,628
Insight Enterprises, Inc.*	371	20,709
Itron, Inc.*	347	18,394
Mesa Laboratories, Inc.	90	20,708
Methode Electronics, Inc.	718	20,147
Napco Security Technologies, Inc.*	1,016	21,834
OSI Systems, Inc.*	236	20,497
PAR Technology Corp.*	764	20,605
Park Electrochemical Corp.	1,151	20,016
Vishay Precision Group, Inc.*	611	21,299

		248,074

Energy Equipment & Services 0.7%
Keane Group, Inc.*	1,916	21,114
Liberty Oilfield Services, Inc. (Class A Stock)	1,252	20,508
Mammoth Energy Services, Inc.	905	20,806
ProPetro Holding Corp.*	1,176	23,355

		85,783

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	41

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment 0.5%
Glu Mobile, Inc.*	2,325	$20,879
Rosetta Stone, Inc.*	1,400	22,554
World Wrestling Entertainment, Inc. (Class A Stock)	245	20,506

		63,939

Equity Real Estate Investment Trusts (REITs) 3.4%
Americold Realty Trust	785	22,569
Armada Hoffler Properties, Inc.	1,340	20,502
City Office REIT, Inc.	1,840	20,240
Clipper Realty, Inc.	1,638	21,556
Easterly Government Properties, Inc.	1,178	21,180
Essential Properties Realty Trust, Inc.	1,295	21,976
First Industrial Realty Trust, Inc.	645	21,620
Four Corners Property Trust, Inc.	769	21,063
GEO Group, Inc. (The)	905	20,562
Monmouth Real Estate Investment Corp.	1,545	20,487
National Health Investors, Inc.	273	21,302
National Storage Affiliates Trust	755	21,382
Pennsylvania Real Estate Investment Trust	3,240	19,926
PS Business Parks, Inc.	150	22,076
QTS Realty Trust, Inc. (Class A Stock)	514	21,449
Ryman Hospitality Properties, Inc.	247	20,005
Saul Centers, Inc.	367	20,798
Tanger Factory Outlet Centers, Inc.	986	21,288
UMH Properties, Inc.	1,546	21,149
Universal Health Realty Income Trust	311	23,160
Urban Edge Properties	985	19,129

		443,419

Food & Staples Retailing 0.5%
BJ’s Wholesale Club Holdings, Inc.*	904	22,889
Performance Food Group Co.*	544	20,960
PriceSmart, Inc.	339	21,920

		65,769

Food Products 0.6%
B&G Foods, Inc.	779	19,179
Cal-Maine Foods, Inc.	471	20,771
John B Sanfilippo & Son, Inc.	318	22,095
Lancaster Colony Corp.	132	20,694

		82,739

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities 0.3%
Chesapeake Utilities Corp.	250	$22,502
New Jersey Resources Corp.	430	20,812

		43,314

Health Care Equipment & Supplies 4.9%
Accuray, Inc.*	4,315	20,798
AtriCure, Inc.*	664	21,208
Atrion Corp.	29	22,805
AxoGen, Inc.*	1,174	21,672
Cardiovascular Systems, Inc.*	609	21,540
Cerus Corp.*	3,205	20,865
CONMED Corp.	300	23,070
Cutera, Inc.*	1,401	23,985
Endologix, Inc.*	40,324	21,013
GenMark Diagnostics, Inc.*	3,102	23,854
Globus Medical, Inc. (Class A Stock)*	444	21,618
Haemonetics Corp.*	239	20,762
Heska Corp.*	218	17,830
Integer Holdings Corp.*	246	22,376
IntriCon Corp.*	770	20,728
iRadimed Corp.*	809	20,225
Lantheus Holdings, Inc.*	923	21,091
LivaNova PLC*	216	20,131
Meridian Bioscience, Inc.	1,225	20,911
Merit Medical Systems, Inc.*	355	19,784
Natus Medical, Inc.*	688	19,009
Neogen Corp.*	345	21,376
Nuvectra Corp.*	1,526	19,182
OraSure Technologies, Inc.*	1,838	19,758
Orthofix Medical, Inc.*	345	21,080
Quidel Corp.*	326	21,373
RTI Surgical, Inc.*	4,619	23,003
STAAR Surgical Co.*	573	21,086
Utah Medical Products, Inc.	236	20,032
Varex Imaging Corp.*	652	20,499

		632,664

Health Care Providers & Services 2.5%
Addus HomeCare Corp.*	284	19,088
Amedisys, Inc.*	175	21,752
American Renal Associates Holdings, Inc.*	1,618	20,209
AMN Healthcare Services, Inc.*	398	19,904

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	43

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Apollo Medical Holdings, Inc.*	1,087	$21,240
BioScrip, Inc.*	5,993	19,477
BioTelemetry, Inc.*	289	21,594
Capital Senior Living Corp.*	3,538	17,690
CorVel Corp.*	320	21,536
Ensign Group, Inc. (The)	395	19,533
National Research Corp.	526	20,477
Providence Service Corp. (The)*	296	21,111
RadNet, Inc.*	1,515	20,665
Select Medical Holdings Corp.*	1,366	20,244
Tivity Health, Inc.*	941	20,137
US Physical Therapy, Inc.	176	19,402

		324,059

Health Care Technology 1.4%
Allscripts Healthcare Solutions, Inc.*	1,772	18,996
Castlight Health, Inc. (Class B Stock)*	6,530	20,831
Computer Programs & Systems, Inc.	651	21,444
Evolent Health, Inc. (Class A Stock)*	1,513	19,956
HealthStream, Inc.	815	22,657
HMS Holdings Corp.*	677	23,329
NextGen Healthcare, Inc.*	1,147	20,073
Omnicell, Inc.*	249	21,153
Simulations Plus, Inc.	994	20,387

		188,826

Hotels, Restaurants & Leisure 2.9%
BJ’s Restaurants, Inc.	407	19,471
Carrols Restaurant Group, Inc.*	1,803	19,274
Cheesecake Factory, Inc. (The)	410	19,393
Churchill Downs, Inc.	222	20,824
Cracker Barrel Old Country Store, Inc.	124	20,087
Dave & Buster’s Entertainment, Inc.	422	21,661
Denny’s Corp.*	1,184	20,673
Fiesta Restaurant Group, Inc.*	1,351	20,360
Jack in the Box, Inc.	255	20,538
Lindblad Expeditions Holdings, Inc.*	1,556	21,146
Marriott Vacations Worldwide Corp.	221	21,512
Monarch Casino & Resort, Inc.*	475	20,829
Nathan’s Famous, Inc.	288	20,471
Potbelly Corp.*	2,539	21,378
RCI Hospitality Holdings, Inc.	895	20,934

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Ruth’s Hospitality Group, Inc.	846	$21,505
Texas Roadhouse, Inc. (Class A Stock)	313	19,816
Wingstop, Inc.	315	20,982

		370,854

Household Durables 1.9%
Cavco Industries, Inc.*	147	20,349
Hamilton Beach Brands Holding Co. (Class A Stock)	908	22,037
Helen of Troy Ltd.*	181	20,292
Hooker Furniture Corp.	691	21,697
iRobot Corp.*	177	22,136
La-Z-Boy, Inc.	591	20,336
M/I Homes, Inc.*	768	19,999
Meritage Homes Corp.*	465	20,390
Taylor Morrison Home Corp. (Class A Stock)*	1,276	21,399
TopBuild Corp.*	366	21,777
TRI Pointe Group, Inc.*	1,600	20,160
ZAGG, Inc.*	1,915	22,214

		252,786

Household Products 0.1%
Central Garden & Pet Co. (Class A Stock)*	701	19,523

Industrial Conglomerates 0.2%
Raven Industries, Inc.	524	20,918

Insurance 1.5%
Ambac Financial Group, Inc.*	1,108	21,905
FedNat Holding Co.	1,123	20,495
Global Indemnity Ltd.	541	20,872
James River Group Holdings Ltd.	513	21,079
MBIA, Inc.*	2,235	22,194
National General Holdings Corp.	822	21,216
United Fire Group, Inc.	422	20,568
United Insurance Holdings Corp.	1,314	21,523
Universal Insurance Holdings, Inc.	528	20,613

		190,465

Interactive Media & Services 1.0%
Care.com, Inc.*	855	21,537
Cargurus, Inc. (Class A Stock)*	503	21,493
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,331	20,085

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	45

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)
QuinStreet, Inc.*	1,567	$20,982
Travelzoo*	1,483	19,679
Yelp, Inc. (Class A Stock)*	557	20,754

		124,530

Internet & Direct Marketing Retail 1.2%
1-800-Flowers.com, Inc. (Class A Stock)*	1,211	21,604
Duluth Holdings, Inc. (Class B Stock)*	839	21,311
Gaia, Inc. (Class A Stock)*	1,805	20,072
Groupon, Inc. (Class A Stock)*	6,297	20,591
Liberty Expedia Holdings, Inc. (Class A Stock)*	495	21,929
PetMed Express, Inc.	931	21,460
Shutterstock, Inc.	548	25,389

		152,356

IT Services 2.5%
Carbonite, Inc.*	902	20,990
Cass Information Systems, Inc.	370	19,325
CSG Systems International, Inc.	558	23,185
Endurance International Group Holdings, Inc.*	3,009	21,063
ExlService Holdings, Inc.*	353	21,674
Hackett Group, Inc. (The)	1,302	21,171
Information Services Group, Inc.*	5,034	21,697
MAXIMUS, Inc.	308	21,769
NIC, Inc.	1,225	20,935
Perficient, Inc.*	816	23,346
PFSweb, Inc.*	3,514	21,998
PRGX Global, Inc.*	2,243	21,039
ServiceSource International, Inc.*	21,158	19,688
TTEC Holdings, Inc.	602	20,625
Virtusa Corp.*	446	22,510

		321,015

Leisure Products 0.9%
Johnson Outdoors, Inc. (Class A Stock)	317	20,808
Malibu Boats, Inc. (Class A Stock)*	466	21,534
Marine Products Corp.	1,415	20,036
MasterCraft Boat Holdings, Inc.*	939	23,165
Nautilus, Inc.*	2,596	16,952
Sturm Ruger & Co., Inc.	354	20,160

		122,655

See Notes to Financial Statements.

46

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.6%
Enzo Biochem, Inc.*	6,439	$21,764
Luminex Corp.	817	20,817
Medpace Holdings, Inc.*	306	16,815
Syneos Health, Inc. (Class A Stock)*	410	17,126

		76,522

Machinery 4.6%
Alamo Group, Inc.	235	22,569
Albany International Corp. (Class A Stock)	281	21,792
Altra Industrial Motion Corp.	625	19,881
Barnes Group, Inc.	360	20,905
Blue Bird Corp.*	1,078	20,051
Columbus McKinnon Corp.	569	21,309
Commercial Vehicle Group, Inc.*	2,573	20,584
DMC Global, Inc.	551	25,886
EnPro Industries, Inc.	294	20,165
Evoqua Water Technologies Corp.*	1,640	22,271
Federal Signal Corp.	883	21,704
Franklin Electric Co., Inc.	384	20,433
Global Brass & Copper Holdings, Inc.	661	22,309
Gorman-Rupp Co. (The)	579	19,576
Hillenbrand, Inc.	428	18,956
Kadant, Inc.	244	21,338
Kennametal, Inc.	534	20,126
Lydall, Inc.*	767	21,591
Manitex International, Inc.*	2,813	21,491
Milacron Holdings Corp.*	1,476	20,649
Mueller Industries, Inc.	629	20,788
Mueller Water Products, Inc. (Class A Stock)	1,879	19,617
Omega Flex, Inc.	296	21,874
Rexnord Corp.*	720	19,202
Spartan Motors, Inc.	2,465	22,530
Standex International Corp.	263	21,569
Wabash National Corp.	1,339	19,871
Watts Water Technologies, Inc. (Class A Stock)	279	22,471

		591,508

Marine 0.2%
Matson, Inc.	599	21,630

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	47

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Media 1.2%
Central European Media Enterprises Ltd. (Class A Stock)*	6,076	$21,327
Entravision Communications Corp. (Class A Stock)	5,289	20,892
Hemisphere Media Group, Inc. (Class A Stock)*	1,481	20,586
Loral Space & Communications, Inc.*	532	21,764
Nexstar Media Group, Inc. (Class A Stock)	256	25,019
Sinclair Broadcast Group, Inc. (Class A Stock)	656	23,682
Tribune Publishing Co.*	1,791	21,599

		154,869

Metals & Mining 0.6%
Coeur Mining, Inc.*	3,778	18,059
Gold Resource Corp.	4,344	20,373
Ryerson Holding Corp.*	2,348	19,888
Worthington Industries, Inc.	543	21,345

		79,665

Multiline Retail 0.2%
Big Lots, Inc.	673	21,220

Oil, Gas & Consumable Fuels 1.9%
Abraxas Petroleum Corp.*	17,486	21,857
Carrizo Oil & Gas, Inc.*	1,780	19,544
CONSOL Energy, Inc.*	566	21,480
CVR Energy, Inc.	511	20,716
Delek US Holdings, Inc.	540	19,105
Evolution Petroleum Corp.	2,791	19,732
Goodrich Petroleum Corp.*	1,479	19,183
Jagged Peak Energy, Inc.*	1,996	18,902
Laredo Petroleum, Inc.*	5,893	20,213
Panhandle Oil & Gas, Inc. (Class A Stock)	1,305	21,428
Renewable Energy Group, Inc.*	819	21,761
Ring Energy, Inc.*	3,457	21,330

		245,251

Paper & Forest Products 0.4%
Boise Cascade Co.	713	19,886
Louisiana-Pacific Corp.	870	21,985
Verso Corp. (Class A Stock)*	778	15,288

		57,159

See Notes to Financial Statements.

48

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products 0.8%
elf Beauty, Inc.*	2,213	$17,593
Inter Parfums, Inc.	288	21,246
Medifast, Inc.	168	21,408
Natural Health Trends Corp.	1,499	19,067
USANA Health Sciences, Inc.*	205	20,192

		99,506

Pharmaceuticals 3.1%
Aclaris Therapeutics, Inc.*	3,300	21,384
Akorn, Inc.*	5,185	20,999
ANI Pharmaceuticals, Inc.*	349	22,961
Aratana Therapeutics, Inc.*	4,897	19,686
Assertio Therapeutics, Inc.*	5,025	20,804
Collegium Pharmaceutical, Inc.*	1,402	24,661
Corcept Therapeutics, Inc.*	1,907	23,780
Cymabay Therapeutics, Inc.*	1,956	23,100
Durect Corp.*	28,180	22,259
Horizon Pharma PLC*	944	27,385
Intersect ENT, Inc.*	618	21,006
Intra-Cellular Therapies, Inc.*	1,625	22,133
Odonate Therapeutics, Inc.*	1,221	20,122
Pacira Pharmaceuticals, Inc.*	534	21,990
Phibro Animal Health Corp. (Class A Stock)	693	20,305
SIGA Technologies, Inc.*	3,031	20,550
Supernus Pharmaceuticals, Inc.*	577	23,565
Verrica Pharmaceuticals, Inc.*	1,907	21,587

		398,277

Professional Services 2.3%
ASGN, Inc.*	301	19,387
BG Staffing, Inc.	790	19,711
CRA International, Inc.	459	22,932
Forrester Research, Inc.	434	21,787
Franklin Covey Co.*	809	21,050
Heidrick & Struggles International, Inc.	581	25,047
ICF International, Inc.	278	20,995
Insperity, Inc.	180	22,729
Kforce, Inc.	550	20,356
Korn Ferry	449	21,907
Mistras Group, Inc.*	1,223	19,299
Resources Connection, Inc.	1,243	21,591
TrueBlue, Inc.*	835	19,222

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	49

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Willdan Group, Inc.*	566	$21,440

		297,453

Real Estate Management & Development 1.3%
Consolidated-Tomoka Land Co.	354	20,921
Cushman & Wakefield PLC*	1,246	22,839
FRP Holdings, Inc.*	408	20,910
HFF, Inc. (Class A Stock)	549	24,815
Kennedy-Wilson Holdings, Inc.	1,059	22,006
Marcus & Millichap, Inc.*	555	21,434
Newmark Group, Inc. (Class A Stock)	2,146	19,872
Trinity Place Holdings, Inc.*	5,098	20,749

		173,546

Road & Rail 0.6%
ArcBest Corp.	515	17,937
Heartland Express, Inc.	1,046	21,014
Marten Transport Ltd.	1,048	19,545
Werner Enterprises, Inc.	624	21,547

		80,043

Semiconductors & Semiconductor Equipment 2.1%
Aquantia Corp.*	2,471	19,397
Cabot Microelectronics Corp.	204	23,072
Cirrus Logic, Inc.*	576	23,115
Cohu, Inc.	1,119	20,019
Diodes, Inc.*	515	20,770
Entegris, Inc.	594	20,986
MaxLinear, Inc. (Class A Stock)*	914	22,978
Nanometrics, Inc.*	713	20,292
NVE Corp.	207	21,284
Rudolph Technologies, Inc.*	927	20,932
Semtech Corp.*	387	21,300
SMART Global Holdings, Inc.*	714	20,927
Synaptics, Inc.*	514	21,521

		276,593

Software 6.5%
A10 Networks, Inc.*	3,308	23,090
ACI Worldwide, Inc.*	675	21,512
Agilysys, Inc.*	1,013	21,172

See Notes to Financial Statements.

50

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Alarm.com Holdings, Inc.*	329	$21,592
Altair Engineering, Inc. (Class A Stock)*	636	22,553
Amber Road, Inc.*	2,343	23,055
American Software, Inc. (Class A Stock)	1,728	20,028
Appfolio, Inc. (Class A Stock)*	308	22,262
Blackbaud, Inc.	295	22,786
Blackline, Inc.*	415	21,721
Bottomline Technologies DE, Inc.*	440	21,947
Carbon Black, Inc.*	1,684	22,044
ChannelAdvisor Corp.*	1,607	20,779
Cision Ltd.*	1,676	21,822
CommVault Systems, Inc.*	309	20,824
Ebix, Inc.	360	20,977
Envestnet, Inc.*	396	24,160
ForeScout Technologies, Inc.*	546	22,681
HubSpot, Inc.*	128	21,553
Instructure, Inc.*	495	23,131
j2 Global, Inc.	247	20,997
LivePerson, Inc.*	815	22,787
Majesco*	2,780	20,238
Mitek Systems, Inc.*	1,926	20,820
MobileIron, Inc.*	4,175	21,126
Monotype Imaging Holdings, Inc.	1,155	22,638
OneSpan, Inc.*	1,057	22,514
Progress Software Corp.	559	20,560
QAD, Inc. (Class A Stock)	503	22,766
SailPoint Technologies Holding, Inc.*	694	21,403
SPS Commerce, Inc.*	195	20,822
Telaria, Inc.*	6,205	34,624
Telenav, Inc.*	3,647	21,809
Upland Software, Inc.*	607	21,306
Varonis Systems, Inc.*	388	22,100
Workiva, Inc. (Class A Stock)*	442	21,857
Yext, Inc.*	1,166	21,664
Zix Corp.*	2,460	22,214

		841,934

Specialty Retail 3.2%
American Eagle Outfitters, Inc.	1,076	21,950
America’s Car-Mart, Inc.*	250	20,400
Asbury Automotive Group, Inc.*	303	21,752
Boot Barn Holdings, Inc.*	816	23,256

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	51

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Buckle, Inc. (The)	1,167	$22,395
Children’s Place, Inc. (The)	233	22,265
Conn’s, Inc.*	947	22,340
Five Below, Inc.*	166	19,978
Hudson Ltd. (Class A Stock)*	1,495	22,276
Kirkland’s, Inc.*	1,923	22,461
Lithia Motors, Inc. (Class A Stock)	246	22,206
MarineMax, Inc.*	1,111	21,809
Murphy USA, Inc.*	259	20,142
RTW RetailWinds, Inc.*	7,053	21,441
Sally Beauty Holdings, Inc.*	1,184	21,395
Sleep Number Corp.*	491	21,432
Sportsman’s Warehouse Holdings, Inc.*	3,396	21,361
Winmark Corp.	134	23,081
Zumiez, Inc.*	843	20,822

		412,762

Technology Hardware, Storage & Peripherals 0.5%
Avid Technology, Inc.*	4,326	20,548
Cray, Inc.*	937	22,985
Immersion Corp.*	2,281	20,483

		64,016

Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.*	805	20,672
Deckers Outdoor Corp.*	155	22,932
Fossil Group, Inc.*	1,396	21,833
G-III Apparel Group Ltd.*	587	20,903
Oxford Industries, Inc.	265	20,943
Steven Madden Ltd.	639	21,081
Superior Group of Cos., Inc.	1,203	20,908

		149,272

Thrifts & Mortgage Finance 2.0%
Essent Group Ltd.*	513	22,131
Federal Agricultural Mortgage Corp. (Class C Stock)	290	23,742
FS Bancorp, Inc.	441	22,866
Greene County Bancorp, Inc.	662	20,853
Hingham Institution for Savings	114	22,321
Kearny Financial Corp.	1,554	21,119
Merchants Bancorp	888	18,515
Meridian Bancorp, Inc.	1,288	20,982

See Notes to Financial Statements.

52

Description	Shares	Value
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
Meta Financial Group, Inc.	818	$19,100
NMI Holdings, Inc. (Class A Stock)*	858	20,721
Sterling Bancorp, Inc.	2,201	22,208
Walker & Dunlop, Inc.	372	20,758

		255,316

Tobacco 0.1%
Vector Group Ltd.	1,717	20,123

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	352	20,465
Beacon Roofing Supply, Inc.*	567	20,565
BMC Stock Holdings, Inc.*	1,270	24,295
CAI International, Inc.*	919	21,652
DXP Enterprises, Inc.*	583	20,621
General Finance Corp.*	2,066	22,313
GMS, Inc.*	1,028	20,097
Kaman Corp.	338	20,814
Rush Enterprises, Inc.,
(Class A Stock)	490	20,541
(Class B Stock)	549	22,674
Systemax, Inc.	863	17,484

	231,521

Water Utilities 1.1%
American States Water Co.	318	22,619
California Water Service Group	407	21,172
Global Water Resources, Inc.	2,220	21,112
Middlesex Water Co.	365	21,488
Pure Cycle Corp.*	1,900	19,266
SJW Group	323	19,758
York Water Co. (The)	645	23,510

	148,925

Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	458	20,354

TOTAL LONG-TERM INVESTMENTS (cost $12,763,772)		12,916,677

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	53

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENT 0.3%

TIME DEPOSIT
Citibank, NA (cost $43,072)	1.750%	03/01/19	43	$43,072

TOTAL INVESTMENTS 99.9% (cost $12,806,844)				12,959,749
Other assets in excess of liabilities 0.1%				6,895

NET ASSETS 100.0%				$12,966,644

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$62,439	$—	$—
Air Freight & Logistics	61,173	—	—
Auto Components	107,441	—	—
Banks	796,274	—	—
Beverages	85,330	—	—
Biotechnology	1,098,124	—	—
Building Products	250,650	—	—

See Notes to Financial Statements.

54

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$336,793	$—	$—
Chemicals	320,981	—	—
Commercial Services & Supplies	339,584	—	—
Communications Equipment	230,999	—	—
Construction & Engineering	203,816	—	—
Construction Materials	43,371	—	—
Consumer Finance	105,961	—	—
Containers & Packaging	44,079	—	—
Distributors	22,624	—	—
Diversified Consumer Services	128,961	—	—
Diversified Financial Services	21,421	—	—
Diversified Telecommunication Services	22,308	—	—
Electric Utilities	22,228	—	—
Electrical Equipment	140,967	—	—
Electronic Equipment, Instruments & Components	248,074	—	—
Energy Equipment & Services	85,783	—	—
Entertainment	63,939	—	—
Equity Real Estate Investment Trusts (REITs)	443,419	—	—
Food & Staples Retailing	65,769	—	—
Food Products	82,739	—	—
Gas Utilities	43,314	—	—
Health Care Equipment & Supplies	632,664	—	—
Health Care Providers & Services	324,059	—	—
Health Care Technology	188,826	—	—
Hotels, Restaurants & Leisure	370,854	—	—
Household Durables	252,786	—	—
Household Products	19,523	—	—
Industrial Conglomerates	20,918	—	—
Insurance	190,465	—	—
Interactive Media & Services	124,530	—	—
Internet & Direct Marketing Retail	152,356	—	—
IT Services	321,015	—	—
Leisure Products	122,655	—	—
Life Sciences Tools & Services	76,522	—	—
Machinery	591,508	—	—
Marine	21,630	—	—
Media	154,869	—	—
Metals & Mining	79,665	—	—
Multiline Retail	21,220	—	—
Oil, Gas & Consumable Fuels	245,251	—	—
Paper & Forest Products	57,159	—	—
Personal Products	99,506	—	—
Pharmaceuticals	398,277	—	—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	55

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Professional Services	$297,453	$—	$—
Real Estate Management & Development	173,546	—	—
Road & Rail	80,043	—	—
Semiconductors & Semiconductor Equipment	276,593	—	—
Software	841,934	—	—
Specialty Retail	412,762	—	—
Technology Hardware, Storage & Peripherals	64,016	—	—
Textiles, Apparel & Luxury Goods	149,272	—	—
Thrifts & Mortgage Finance	255,316	—	—
Tobacco	20,123	—	—
Trading Companies & Distributors	231,521	—	—
Water Utilities	148,925	—	—
Wireless Telecommunication Services	20,354	—	—
Time Deposit	—	43,072	—

Total	$12,916,677	$43,072	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows (unaudited):

Biotechnology	8.5%
Software	6.5
Banks	6.1
Health Care Equipment & Supplies	4.9
Machinery	4.6
Equity Real Estate Investment Trusts (REITs)	3.4
Specialty Retail	3.2
Pharmaceuticals	3.1
Hotels, Restaurants & Leisure	2.9
Capital Markets	2.6
Commercial Services & Supplies	2.6
Chemicals	2.5
IT Services	2.5
Health Care Providers & Services	2.5
Professional Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Thrifts & Mortgage Finance	2.0
Oil, Gas & Consumable Fuels	1.9
Household Durables	1.9
Building Products	1.9
Electronic Equipment, Instruments & Components	1.9
Trading Companies & Distributors	1.8
Communications Equipment	1.8%
Construction & Engineering	1.6
Insurance	1.5
Health Care Technology	1.4
Real Estate Management & Development	1.3
Media	1.2
Internet & Direct Marketing Retail	1.2
Water Utilities	1.1
Electrical Equipment	1.1
Textiles, Apparel & Luxury Goods	1.1
Diversified Consumer Services	1.0
Interactive Media & Services	1.0
Leisure Products	0.9
Consumer Finance	0.8
Auto Components	0.8
Personal Products	0.8
Energy Equipment & Services	0.7
Beverages	0.7
Food Products	0.6
Road & Rail	0.6
Metals & Mining	0.6
Life Sciences Tools & Services	0.6

See Notes to Financial Statements.

56

Industry Classification (cont’d.)
Food & Staples Retailing	0.5%
Air Freight & Logistics	0.5
Technology Hardware, Storage & Peripherals	0.5
Entertainment	0.5
Aerospace & Defense	0.5
Paper & Forest Products	0.4
Construction Materials	0.3
Time Deposit	0.3
Containers & Packaging	0.3
Gas Utilities	0.3
Industrial Conglomerates	0.2
Distributors	0.2

Diversified Telecommunication Services	0.2%
Diversified Financial Services	0.2
Marine	0.2
Electric Utilities	0.2
Multiline Retail	0.2
Tobacco	0.1
Household Products	0.1
Wireless Telecommunication Services	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	57

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value:
Unaffiliated investments (cost $12,806,844)	$12,959,749
Cash	347
Dividends receivable	9,363

Total assets	12,969,459

Liabilities
Management fee payable	2,815

Total Liabilities	2,815

Net Assets	$12,966,644

Net assets were comprised of:
Common stock, at par	$250
Paid-in capital in excess of par	12,487,470

12,487,720
Total distributable earnings (loss)	478,924

Net assets, February 28, 2019	$12,966,644

Net asset value, offering price and redemption price per share, ($ 12,966,644 / 250,000 shares of common stock issued and outstanding)	$51.87

See Notes to Financial Statements.

58

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Operations (unaudited)

Period Ended February 28, 2019*

Net Investment Income (Loss)
Income
Interest income	$2,216
Unaffiliated dividend income	49,454

Total income	51,670

Expenses
Management fee	10,025

Total expenses	10,025

Net investment income (loss)	41,645

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	307,756
Net change in unrealized appreciation (depreciation) on:
Investments	152,905

Net gain (loss) on investment transactions	460,661

Net Increase (Decrease) In Net Assets Resulting From Operations	$502,306

*	For the period from November 13, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	59

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Changes in Net Assets (unaudited)

Period Ended February 28, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,645
Net realized gain (loss) on investments	307,756
Net change in unrealized appreciation (depreciation) on investments	152,905

Net increase (decrease) in net assets resulting from operations	502,306

Dividends and Distributions
Distributions from distributable earnings	(23,382)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	12,487,720

Net increase (decrease) in net assets from Fund share transactions	12,487,720

Total increase (decrease)	12,966,644

Net Assets:
Beginning of period	—

End of period	$12,966,644

*	For the period from November 13, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

60

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited)

as of February 28, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 99.5%

Aerospace & Defense 0.9%
AAR Corp.	464	$16,950
Ducommun, Inc.*	414	17,566
KeyW Holding Corp. (The)*	2,391	17,693
Moog, Inc. (Class A Stock)	184	17,289
National Presto Industries, Inc.	144	16,148
Vectrus, Inc.*	612	16,500
Wesco Aircraft Holdings, Inc.*	2,104	17,863

		120,009

Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	316	16,982
Hub Group, Inc. (Class A Stock)*	368	15,817
Radiant Logistics, Inc.*	2,906	18,569

		51,368

Airlines 0.3%
Hawaiian Holdings, Inc.	548	16,303
SkyWest, Inc.	314	16,969

		33,272

Auto Components 0.4%
Cooper Tire & Rubber Co.	524	16,747
Cooper-Standard Holdings, Inc.*	280	16,831
Superior Industries International, Inc.	2,865	17,734

		51,312

Banks 18.8%
1st Constitution Bancorp	938	17,512
ACNB Corp.	433	17,060
Allegiance Bancshares, Inc.*	438	16,758
Amalgamated Bank (Class A Stock)	948	16,789
Ames National Corp.	613	17,060
Bancorp, Inc. (The)*	1,887	17,115
Bank of Commerce Holdings	1,340	15,209
Bank of Marin Bancorp	402	17,889
Bank of Princeton (The)	573	18,640
Bar Harbor Bankshares	661	17,067
Baycom Corp.*	681	15,711
BCB Bancorp, Inc.	1,423	18,670
Berkshire Hills Bancorp, Inc.	565	17,696

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	61

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Boston Private Financial Holdings, Inc.	1,463	$17,395
Bridge Bancorp, Inc.	563	18,562
Brookline Bancorp, Inc.	1,077	17,210
Bryn Mawr Bank Corp.	424	17,282
Byline Bancorp, Inc.*	789	16,127
C&F Financial Corp.	315	16,251
Cadence BanCorp (Class A Stock)	868	17,351
Capital Bancorp, Inc.*	1,463	17,278
Capital City Bank Group, Inc.	675	16,659
Carolina Financial Corp.	504	18,456
CB Financial Services, Inc.	673	17,411
Central Valley Community Bancorp	845	16,452
Chemical Financial Corp.	365	16,728
Chemung Financial Corp.	389	18,120
Citizens & Northern Corp.	658	17,266
Civista Bancshares, Inc.	806	17,192
CNB Financial Corp.	644	17,903
Coastal Financial Corp.*	1,108	18,116
Codorus Valley Bancorp, Inc.	759	17,214
Community Bankers Trust Corp.*	2,225	17,755
Community Financial Corp. (The)	564	16,954
Community Trust Bancorp, Inc.	373	15,957
ConnectOne Bancorp, Inc.	804	17,342
County Bancorp, Inc.	909	17,353
Customers Bancorp, Inc.*	846	18,096
Enterprise Bancorp, Inc.	549	17,414
Enterprise Financial Services Corp.	371	16,762
Equity Bancshares, Inc. (Class A Stock)*	463	15,737
Evans Bancorp, Inc.	486	17,326
Farmers National Banc Corp.	1,235	18,179
FB Financial Corp.	490	17,371
Financial Institutions, Inc.	573	17,270
First Bancorp	441	17,283
First BanCorp	1,515	17,438
First Bancorp, Inc.	600	15,810
First Bancshares, Inc. (The)	529	17,330
First Bank	1,428	16,522
First Busey Corp.	601	16,191
First Business Financial Services, Inc.	840	18,530
First Commonwealth Financial Corp.	1,220	17,153
First Community Corp.	896	17,965
First Financial Bancorp	615	17,054

See Notes to Financial Statements.

62

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
First Financial Corp.	360	$15,977
First Foundation, Inc.	1,134	17,294
First Guaranty Bancshares, Inc.	833	17,401
First Internet Bancorp	800	17,280
First Merchants Corp.	409	16,520
First Mid-Illinois Bancshares, Inc.	489	17,071
First Midwest Bancorp, Inc.	735	17,015
First Northwest Bancorp	1,099	17,716
First Savings Financial Group, Inc.	336	17,580
First United Corp.	1,008	17,438
Flushing Financial Corp.	738	17,129
Great Southern Bancorp, Inc.	314	17,782
Great Western Bancorp, Inc.	470	17,649
Hancock Whitney Corp.	415	18,127
Heartland Financial USA, Inc.	356	17,298
Heritage Commerce Corp.	1,226	17,127
Hilltop Holdings, Inc.	858	16,491
HomeTrust Bancshares, Inc.	621	16,910
Hope Bancorp, Inc.	1,134	16,534
Horizon Bancorp, Inc.	976	17,246
Howard Bancorp, Inc.*	1,260	16,720
IBERIABANK Corp.	226	17,680
Independent Bank Corp.	746	17,344
Independent Bank Group, Inc.	288	16,692
International Bancshares Corp.	424	17,308
Investar Holding Corp.	700	17,038
Investors Bancorp, Inc.	1,363	17,133
Lakeland Bancorp, Inc.	1,030	17,232
LCNB Corp.	1,015	17,255
Level One Bancorp, Inc.*	730	16,863
Malvern Bancorp, Inc.*	868	18,020
Metropolitan Bank Holding Corp.*	451	17,377
Mid Penn Bancorp, Inc.	746	18,270
Middlefield Banc Corp.	368	15,438
Midland States Bancorp, Inc.	638	16,269
MidSouth Bancorp, Inc.	1,498	17,062
MidWestOne Financial Group, Inc.	546	16,975
MutualFirst Financial, Inc.	557	17,512
MVB Financial Corp.	1,091	16,692
National Bank Holdings Corp. (Class A Stock)	480	17,342
Nicolet Bankshares, Inc.*	321	18,432
Northeast Bancorp	910	18,455

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	63

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Northrim BanCorp, Inc.	449	$16,842
Oak Valley Bancorp	978	17,457
OFG Bancorp	820	16,966
Ohio Valley Banc Corp.	456	16,649
Old Line Bancshares, Inc.	568	16,268
Old National Bancorp	974	17,318
Old Second Bancorp, Inc.	1,156	16,508
Opus Bank	778	17,715
Orrstown Financial Services, Inc.	781	15,948
Pacific City Financial Corp.	1,035	17,595
Pacific Mercantile Bancorp*	2,108	17,391
Pacific Premier Bancorp, Inc.	564	16,835
Peapack Gladstone Financial Corp.	601	17,477
Penns Woods Bancorp, Inc.	400	17,544
Peoples Bancorp of North Carolina, Inc.	604	17,033
Peoples Bancorp, Inc.	490	16,337
Peoples Financial Services Corp.	393	17,194
Premier Financial Bancorp, Inc.	1,070	17,730
QCR Holdings, Inc.	454	16,230
RBB Bancorp	769	16,649
Renasant Corp.	474	18,145
Republic Bancorp, Inc. (Class A Stock)	369	16,694
Sandy Spring Bancorp, Inc.	473	16,588
SB One Bancorp	705	16,673
Select Bancorp, Inc.*	1,390	16,082
Shore Bancshares, Inc.	1,025	16,144
Sierra Bancorp	600	16,170
Simmons First National Corp. (Class A Stock)	634	17,010
SmartFinancial, Inc.*	814	15,971
Southern First Bancshares, Inc.*	458	17,450
Southern National Bancorp of Virginia, Inc.	1,098	17,403
Spirit of Texas Bancshares, Inc.*	793	17,129
Stock Yards Bancorp, Inc.	470	16,741
Summit Financial Group, Inc.	716	17,478
TriCo Bancshares	437	17,576
United Community Banks, Inc.	592	16,392
United Security Bancshares	1,558	16,826
Unity Bancorp, Inc.	794	17,539
Univest Financial Corp.	665	17,629
Veritex Holdings, Inc.	622	17,422
Washington Trust Bancorp, Inc.	326	17,082
WesBanco, Inc.	405	17,184

		2,382,649

See Notes to Financial Statements.

64

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology 1.5%
Achillion Pharmaceuticals, Inc.*	7,029	$17,643
Acorda Therapeutics, Inc.*	1,297	19,118
Adverum Biotechnologies, Inc.*	4,544	18,403
Anika Therapeutics, Inc.*	429	13,998
Ardelyx, Inc.*	6,808	19,130
BioTime, Inc.*	13,564	16,277
Catalyst Biosciences, Inc.*	2,071	17,645
Myriad Genetics, Inc.*	569	17,656
OPKO Health, Inc.*	6,336	16,157
PDL BioPharma, Inc.*	4,863	17,653
Prothena Corp. PLC*	1,301	17,433

		191,113

Building Products 0.9%
Apogee Enterprises, Inc.	449	16,025
Armstrong Flooring, Inc.*	1,085	15,559
Caesarstone Ltd.	1,026	17,237
Griffon Corp.	981	17,501
Insteel Industries, Inc.	770	17,517
Masonite International Corp.*	301	16,690
Universal Forest Products, Inc.	534	16,538

		117,067

Capital Markets 1.5%
B. Riley Financial, Inc.	1,056	17,994
Blucora, Inc.*	647	17,398
BrightSphere Investment Group PLC	1,314	18,593
Cowen, Inc. (Class A Stock)*	1,044	16,161
Donnelley Financial Solutions, Inc.*	996	14,153
Federated Investors, Inc. (Class B Stock)	602	17,910
GAMCO Investors, Inc. (Class A Stock)	841	17,224
Greenhill & Co., Inc.	769	18,102
Oppenheimer Holdings, Inc. (Class A Stock)	621	17,525
Piper Jaffray Cos.	238	16,650
Stifel Financial Corp.	317	17,254

		188,964

Chemicals 1.8%
AdvanSix, Inc.*	515	16,866
AgroFresh Solutions, Inc.*	4,395	18,942
FutureFuel Corp.	913	16,836
Hawkins, Inc.	435	17,931

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	65

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
HB Fuller Co.	342	$17,264
Innophos Holdings, Inc.	570	18,924
Innospec, Inc.	229	18,746
LSB Industries, Inc.*	2,254	15,891
Minerals Technologies, Inc.	303	17,937
PolyOne Corp.	513	16,734
Stepan Co.	200	18,820
Trecora Resources*	1,856	17,818
Tredegar Corp.	1,054	18,361

		231,070

Commercial Services & Supplies 2.3%
ACCO Brands Corp.	2,050	19,065
Brady Corp. (Class A Stock)	363	17,173
BrightView Holdings, Inc.*	1,256	16,956
CECO Environmental Corp.*	2,164	16,490
Ennis, Inc.	855	18,126
Heritage-Crystal Clean, Inc.*	696	16,815
Herman Miller, Inc.	506	18,560
Kimball International, Inc. (Class B Stock)	1,055	16,553
Knoll, Inc.	879	18,600
Matthews International Corp. (Class A Stock)	396	15,749
Multi-Color Corp.	369	18,395
Quad/Graphics, Inc.	1,000	14,590
SP Plus Corp.*	465	15,996
Steelcase, Inc. (Class A Stock)	1,023	17,913
Team, Inc.*	1,138	17,775
UniFirst Corp.	118	16,971
VSE Corp.	487	17,215

		292,942

Communications Equipment 1.9%
Acacia Communications, Inc.*	368	19,633
ADTRAN, Inc.	1,194	17,934
Applied Optoelectronics, Inc.*	1,189	16,051
Calix, Inc.*	2,049	16,802
Ciena Corp.*	410	17,490
Clearfield, Inc.*	1,223	17,758
Comtech Telecommunications Corp.	623	16,509
DASAN Zhone Solutions, Inc.*	1,219	16,859
Digi International, Inc.*	1,280	16,896
InterDigital, Inc.	229	15,968

See Notes to Financial Statements.

66

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
NETGEAR, Inc.*	501	$17,961
NetScout Systems, Inc.*	640	17,517
Ribbon Communications, Inc.*	3,239	16,681
Viavi Solutions, Inc.*	1,328	17,437

		241,496

Construction & Engineering 1.1%
Aegion Corp. (Class A Stock)*	866	15,034
EMCOR Group, Inc.	229	16,518
IES Holdings, Inc.*	980	18,012
KBR, Inc.	952	18,812
Northwest Pipe Co.*	678	16,726
Orion Group Holdings, Inc.*	3,894	16,549
Sterling Construction Co., Inc.*	1,295	18,920
Tutor Perini Corp.*	985	18,538

		139,109

Construction Materials 0.1%
United States Lime & Minerals, Inc.	226	16,272

Consumer Finance 0.5%
EZCORP, Inc. (Class A Stock)*	1,836	17,937
Nelnet, Inc. (Class A Stock)	318	17,433
PRA Group, Inc.*	542	17,447
Regional Management Corp.*	600	16,314

		69,131

Containers & Packaging 0.4%
Greif, Inc.,
(Class A Stock)	432	17,366
(Class B Stock)	377	17,139
UFP Technologies, Inc.*	484	16,214

		50,719

Distributors 0.3%
Core-Mark Holding Co., Inc.	589	18,560
Weyco Group, Inc.	591	17,919

		36,479

Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.*	353	17,015
American Public Education, Inc.*	513	16,575

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	67

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Consumer Services (cont’d.)
K12, Inc.*	532	$17,045
Laureate Education, Inc. (Class A Stock)*	1,058	16,177
Regis Corp.*	958	17,330

		84,142

Diversified Financial Services 0.6%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	958	20,041
Cannae Holdings, Inc.*	773	17,717
FGL Holdings*	2,178	18,078
Marlin Business Services Corp.	747	17,584

		73,420

Electric Utilities 0.7%
ALLETE, Inc.	218	17,669
IDACORP, Inc.	171	16,828
MGE Energy, Inc.	269	17,195
Otter Tail Corp.	354	17,799
Portland General Electric Co.	360	18,050

		87,541

Electrical Equipment 0.5%
AZZ, Inc.	360	16,567
Encore Wire Corp.	300	17,772
Powell Industries, Inc.	533	17,104
Preformed Line Products Co.	282	16,836

		68,279

Electronic Equipment, Instruments & Components 2.7%
Anixter International, Inc.*	279	16,372
Arlo Technologies, Inc.*	4,276	18,515
AVX Corp.	944	17,181
Bel Fuse, Inc. (Class B Stock)	660	16,137
Belden, Inc.	288	17,795
Benchmark Electronics, Inc.	620	16,988
CTS Corp.	618	19,850
Daktronics, Inc.	2,107	17,109
Insight Enterprises, Inc.*	305	17,025
Kimball Electronics, Inc.*	966	14,973
Knowles Corp.*	1,067	17,371
Methode Electronics, Inc.	589	16,527
OSI Systems, Inc.*	194	16,849

See Notes to Financial Statements.

68

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Park Electrochemical Corp.	945	$16,433
PC Connection, Inc.	420	16,901
Plexus Corp.*	295	18,219
ScanSource, Inc.*	418	15,696
Tech Data Corp.*	163	16,662
Vishay Intertechnology, Inc.	780	17,098
Vishay Precision Group, Inc.*	503	17,535

		341,236

Energy Equipment & Services 1.6%
Archrock, Inc.	1,620	15,811
Basic Energy Services, Inc.*	3,397	16,407
C&J Energy Services, Inc.*	981	16,942
Diamond Offshore Drilling, Inc.*	1,666	15,910
Era Group, Inc.*	1,503	17,315
Exterran Corp.*	970	16,558
Forum Energy Technologies, Inc.*	2,773	16,167
Helix Energy Solutions Group, Inc.*	2,200	16,280
Matrix Service Co.*	803	16,775
NCS Multistage Holdings, Inc.*	2,932	16,155
Newpark Resources, Inc.*	1,866	16,495
Unit Corp.*	1,056	16,421

		197,236

Entertainment 0.3%
Marcus Corp. (The)	411	17,422
Reading International, Inc. (Class A Stock)*	1,119	18,027

		35,449

Equity Real Estate Investment Trusts (REITs) 9.1%
Alexander & Baldwin, Inc.*	707	16,211
American Assets Trust, Inc.	430	18,679
Armada Hoffler Properties, Inc.	1,100	16,830
Ashford Hospitality Trust, Inc.	3,338	17,892
Bluerock Residential Growth REIT, Inc. (Class A Stock)	1,795	19,027
Braemar Hotels & Resorts, Inc.	1,426	18,566
BRT Apartments Corp.	1,298	17,263
CatchMark Timber Trust, Inc. (Class A Stock)	1,853	17,696
Cedar Realty Trust, Inc.	4,836	16,829
Chatham Lodging Trust	849	16,963
Chesapeake Lodging Trust	573	17,259
City Office REIT, Inc.	1,510	16,610

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	69

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Community Healthcare Trust, Inc.	501	$17,881
CoreCivic, Inc.	743	15,737
CorEnergy Infrastructure Trust, Inc.	471	17,173
CorePoint Lodging, Inc.	1,111	15,521
DiamondRock Hospitality Co.	1,619	17,307
Essential Properties Realty Trust, Inc.	1,063	18,039
First Industrial Realty Trust, Inc.	530	17,766
Franklin Street Properties Corp.	2,178	15,769
Front Yard Residential Corp.	1,536	17,096
GEO Group, Inc. (The)	744	16,904
Getty Realty Corp.	514	16,936
Gladstone Commercial Corp.	865	17,854
Global Medical REIT, Inc.	1,799	18,530
Global Net Lease, Inc.	885	15,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	734	18,071
Hersha Hospitality Trust (Class A Stock)	934	17,606
Independence Realty Trust, Inc.	1,688	17,488
Industrial Logistics Properties Trust	805	16,792
InfraREIT, Inc.	796	16,995
Investors Real Estate Trust	310	18,718
Jernigan Capital, Inc.	809	17,353
Kite Realty Group Trust	1,040	16,370
Lexington Realty Trust	2,004	18,617
LTC Properties, Inc.	370	16,435
Mack-Cali Realty Corp.	823	17,291
Monmouth Real Estate Investment Corp.	1,268	16,814
National Health Investors, Inc.	224	17,479
National Storage Affiliates Trust	620	17,558
New Senior Investment Group, Inc.	3,116	16,078
NexPoint Residential Trust, Inc.	463	16,640
NorthStar Realty Europe Corp.	1,020	18,299
Office Properties Income Trust	561	17,116
Pebblebrook Hotel Trust	518	16,581
Pennsylvania Real Estate Investment Trust	2,658	16,347
Piedmont Office Realty Trust, Inc. (Class A Stock)	911	18,648
Preferred Apartment Communities, Inc. (Class A Stock)	1,085	16,535
PS Business Parks, Inc.	124	18,249
Retail Opportunity Investments Corp.	1,006	17,273
Rexford Industrial Realty, Inc.	497	17,037
RLJ Lodging Trust	844	15,673
RPT Realty	1,361	17,257
Sabra Health Care REIT, Inc.	798	14,460

See Notes to Financial Statements.

70

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Safehold, Inc.	914	$17,503
Saul Centers, Inc.	302	17,114
Spirit MTA REIT	2,296	16,876
Summit Hotel Properties, Inc.	1,463	16,664
Terreno Realty Corp.	423	17,301
Tier REIT, Inc.	728	17,654
UMH Properties, Inc.	1,269	17,360
Universal Health Realty Income Trust	231	17,202
Urban Edge Properties	809	15,711
Urstadt Biddle Properties, Inc. (Class A Stock)	824	17,238
Washington Prime Group, Inc.	3,051	17,635
Whitestone REIT (Class B Stock)	1,198	15,586
Xenia Hotels & Resorts, Inc.	834	16,288

		1,148,038

Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.*	743	18,813
Ingles Markets, Inc. (Class A Stock)	580	18,049
Natural Grocers by Vitamin Cottage, Inc.*	1,209	17,168
Rite Aid Corp.*	23,228	17,189
Smart & Final Stores, Inc.*	2,646	16,405
SpartanNash Co.	958	18,183
United Natural Foods, Inc.*	1,154	17,321
Village Super Market, Inc. (Class A Stock)	563	17,256
Weis Markets, Inc.	355	17,860

		158,244

Food Products 1.4%
Alico, Inc.	571	17,278
B&G Foods, Inc.	639	15,732
Cal-Maine Foods, Inc.	386	17,023
Darling Ingredients, Inc.*	798	17,540
Fresh Del Monte Produce, Inc.	620	17,162
Hostess Brands, Inc. (Class A Stock)*	1,508	18,307
Lancaster Colony Corp.	108	16,931
Landec Corp.*	1,369	17,578
Seneca Foods Corp. (Class A Stock)*	582	17,181
Simply Good Foods Co. (The)*	849	17,370

		172,102

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	71

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities 0.7%
Chesapeake Utilities Corp.	205	$18,452
New Jersey Resources Corp.	354	17,134
RGC Resources, Inc.	633	17,445
Southwest Gas Holdings, Inc.	199	16,306
Spire, Inc.	221	17,530

		86,867

Health Care Equipment & Supplies 1.8%
AngioDynamics, Inc.*	799	17,906
Avanos Medical, Inc.*	340	16,007
CONMED Corp.	246	18,918
FONAR Corp.*	758	16,411
Integer Holdings Corp.*	203	18,465
Invacare Corp.	1,795	17,465
Lantheus Holdings, Inc.*	757	17,298
LivaNova PLC*	177	16,496
Meridian Bioscience, Inc.	1,005	17,155
Orthofix Medical, Inc.*	283	17,291
RTI Surgical, Inc.*	3,746	18,655
SeaSpine Holdings Corp.*	983	15,079
Utah Medical Products, Inc.	195	16,552

		223,698

Health Care Providers & Services 0.8%
Brookdale Senior Living, Inc.*	2,339	15,811
Magellan Health, Inc.*	270	18,390
National HealthCare Corp.	209	17,015
Owens & Minor, Inc.	2,622	16,361
Patterson Cos., Inc.	787	17,747
Triple-S Management Corp. (Class B Stock)*	850	21,624

		106,948

Health Care Technology 0.7%
Allscripts Healthcare Solutions, Inc.*	1,454	15,587
Computer Programs & Systems, Inc.	534	17,590
Evolent Health, Inc. (Class A Stock)*	1,241	16,369
HMS Holdings Corp.*	556	19,160
NextGen Healthcare, Inc.*	941	16,467

		85,173

See Notes to Financial Statements.

72

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.9%
BBX Capital Corp. (Class A Stock)	2,728	$16,695
Biglari Holdings, Inc.,
(Class A Stock)*	26	18,174
(Class B Stock)*	116	15,545
Century Casinos, Inc.*	2,018	17,012
Del Taco Restaurants, Inc.*	1,498	15,489
Denny’s Corp.*	972	16,971
El Pollo Loco Holdings, Inc.*	1,134	17,158
Fiesta Restaurant Group, Inc.*	1,108	16,698
J Alexander’s Holdings, Inc.*	1,753	16,005
Jack in the Box, Inc.	209	16,833
RCI Hospitality Holdings, Inc.	734	17,168
Red Robin Gourmet Burgers, Inc.*	488	14,840
Speedway Motorsports, Inc.	1,041	18,384
Wingstop, Inc.	259	17,252

		234,224

Household Durables 1.5%
Beazer Homes USA, Inc.*	1,299	15,744
Ethan Allen Interiors, Inc.	890	17,871
Flexsteel Industries, Inc.	679	16,900
Hooker Furniture Corp.	568	17,835
La-Z-Boy, Inc.	485	16,689
Lifetime Brands, Inc.	1,635	17,102
M/I Homes, Inc.*	630	16,405
Meritage Homes Corp.*	382	16,751
Taylor Morrison Home Corp. (Class A Stock)*	1,048	17,575
TRI Pointe Group, Inc.*	1,313	16,544
Universal Electronics, Inc.*	591	19,734

		189,150

Household Products 0.3%
Central Garden & Pet Co. (Class A Stock)*	576	16,042
Oil-Dri Corp. of America	595	17,344

		33,386

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	6,677	17,961
Clearway Energy, Inc.,
(Class A Stock)	1,228	18,125
(Class C Stock)	1,202	18,018

		54,104

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	73

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 3.8%
Ambac Financial Group, Inc.*	909	$17,971
American Equity Investment Life Holding Co.	495	15,667
AMERISAFE, Inc.	261	16,472
Argo Group International Holdings Ltd.	258	17,934
CNO Financial Group, Inc.	1,005	17,115
Crawford & Co. (Class B Stock)	1,833	18,843
Donegal Group, Inc. (Class A Stock)	1,295	17,444
Employers Holdings, Inc.	370	15,414
Enstar Group Ltd.*	96	17,127
FBL Financial Group, Inc. (Class A Stock)	236	16,489
FedNat Holding Co.	922	16,826
Genworth Financial, Inc. (Class A Stock)*	3,673	14,215
Global Indemnity Ltd.	444	17,130
Hallmark Financial Services, Inc.*	1,553	16,229
HCI Group, Inc.	365	16,848
Heritage Insurance Holdings, Inc.	1,157	17,262
Independence Holding Co.	438	16,727
Investors Title Co.	93	15,848
MBIA, Inc.*	1,834	18,212
National General Holdings Corp.	674	17,396
National Western Life Group, Inc. (Class A Stock)	59	18,172
NI Holdings, Inc.*	1,098	16,569
Protective Insurance Corp. (Class B Stock)	743	15,685
Safety Insurance Group, Inc.	195	17,421
Third Point Reinsurance Ltd.*	1,641	17,542
Tiptree, Inc.	2,979	18,261
United Fire Group, Inc.	347	16,913
United Insurance Holdings Corp.	1,079	17,674

		475,406

Interactive Media & Services 0.1%
Cars.com, Inc.*	698	16,431

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc. (Class A Stock)*	993	17,715
Liberty Expedia Holdings, Inc. (Class A Stock)*	406	17,986

		35,701

IT Services 1.1%
CACI International, Inc. (Class A Stock)*	94	17,132
CSG Systems International, Inc.	458	19,030
Information Services Group, Inc.*	4,131	17,804

See Notes to Financial Statements.

74

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
ManTech International Corp. (Class A Stock)	322	$17,501
Perficient, Inc.*	670	19,169
Perspecta, Inc.	739	15,593
Presidio, Inc.	1,063	17,678
Sykes Enterprises, Inc.*	586	17,340

		141,247

Leisure Products 0.5%
Acushnet Holdings Corp.	675	16,814
Clarus Corp.	1,473	17,941
Escalade, Inc.	1,410	17,202
Johnson Outdoors, Inc. (Class A Stock)	260	17,067

		69,024

Life Sciences Tools & Services 0.4%
Harvard Bioscience, Inc.*	4,215	16,944
Luminex Corp.	671	17,097
Syneos Health, Inc. (Class A Stock)*	336	14,035

		48,076

Machinery 3.7%
Alamo Group, Inc.	194	18,632
Altra Industrial Motion Corp.	513	16,318
Barnes Group, Inc.	296	17,189
Blue Bird Corp.*	884	16,442
Columbus McKinnon Corp.	466	17,452
Eastern Co. (The)	609	17,722
ESCO Technologies, Inc.	269	18,612
Federal Signal Corp.	725	17,820
Franklin Electric Co., Inc.	315	16,761
Global Brass & Copper Holdings, Inc.	544	18,360
Gorman-Rupp Co. (The)	475	16,060
Greenbrier Cos., Inc. (The)	416	17,160
Hurco Cos., Inc.	408	17,495
Hyster-Yale Materials Handling, Inc.	233	15,765
Kennametal, Inc.	439	16,546
LB Foster Co. (Class A Stock)*	977	16,912
Manitowoc Co., Inc. (The)*	903	16,245
Milacron Holdings Corp.*	1,211	16,942
Miller Industries, Inc.	518	17,565
Mueller Water Products, Inc. (Class A Stock)	1,543	16,109
Park-Ohio Holdings Corp.	519	16,499

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	75

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Rexnord Corp.*	591	$15,762
SPX FLOW, Inc.*	459	15,845
Standex International Corp.	215	17,632
TriMas Corp.*	573	18,525
Wabash National Corp.	1,188	17,630
Watts Water Technologies, Inc. (Class A Stock)	229	18,444

		462,444

Marine 0.7%
Costamare, Inc.	3,205	16,666
Eagle Bulk Shipping, Inc.*	3,602	17,614
Genco Shipping & Trading Ltd.*	2,119	17,248
Matson, Inc.	491	17,730
Scorpio Bulkers, Inc.	4,329	18,355

		87,613

Media 2.2%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	3,111	17,048
Entercom Communications Corp. (Class A Stock)	2,371	14,605
Entravision Communications Corp. (Class A Stock)	4,670	18,447
Fluent, Inc.*	3,431	17,532
Gray Television, Inc.*	961	21,056
Hemisphere Media Group, Inc. (Class A Stock)*	1,216	16,902
Liberty Latin America Ltd.,
(Class A Stock)*	909	17,835
(Class C Stock)*	911	17,664
Meredith Corp.	296	16,952
MSG Networks, Inc. (Class A Stock)*	732	17,671
New Media Investment Group, Inc.	1,263	16,823
Saga Communications, Inc. (Class A Stock)	463	15,557
Scholastic Corp.	368	15,570
Sinclair Broadcast Group, Inc. (Class A Stock)	539	19,458
TEGNA, Inc.	1,341	17,661
WideOpenWest, Inc.*	2,086	17,147

		277,928

Metals & Mining 0.7%
Allegheny Technologies, Inc.*	605	17,321
Materion Corp.	303	17,508
Schnitzer Steel Industries, Inc. (Class A Stock)	713	17,326
Universal Stainless & Alloy Products, Inc.*	958	17,608
Worthington Industries, Inc.	446	17,532

		87,295

See Notes to Financial Statements.

76

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 2.7%
AG Mortgage Investment Trust, Inc.	931	$16,553
Anworth Mortgage Asset Corp.	3,849	16,397
Arbor Realty Trust, Inc.	1,344	17,391
Ares Commercial Real Estate Corp.	1,159	17,686
Arlington Asset Investment Corp. (Class A Stock)	1,998	16,563
ARMOUR Residential REIT, Inc.	854	17,123
Capstead Mortgage Corp.	2,125	17,638
Cherry Hill Mortgage Investment Corp.	894	16,575
Colony Credit Real Estate, Inc.	984	17,151
Dynex Capital, Inc.	2,805	17,110
Exantas Capital Corp.	1,546	16,774
Great Ajax Corp.	1,245	16,471
Invesco Mortgage Capital, Inc.	1,105	17,592
KKR Real Estate Finance Trust, Inc.	823	16,765
Ladder Capital Corp. (Class A Stock)	964	17,689
New York Mortgage Trust, Inc.	2,759	16,554
PennyMac Mortgage Investment Trust	816	16,630
Ready Capital Corp.	1,139	18,372
TPG RE Finance Trust, Inc.	840	16,817
Western Asset Mortgage Capital Corp.	1,663	16,680

		340,531

Multiline Retail 0.3%
Big Lots, Inc.	553	17,436
Dillard’s, Inc. (Class A Stock)	263	20,656

		38,092

Multi-Utilities 0.1%
Unitil Corp.	320	17,571

Oil, Gas & Consumable Fuels 3.2%
Adams Resources & Energy, Inc.	431	17,128
Arch Coal, Inc. (Class A Stock)	179	16,676
Bonanza Creek Energy, Inc.*	733	16,837
Clean Energy Fuels Corp.*	7,114	16,291
CONSOL Energy, Inc.*	464	17,609
CVR Energy, Inc.	419	16,986
Delek US Holdings, Inc.	444	15,709
Dorian LPG Ltd.*	2,846	16,791
GasLog Ltd.	1,018	16,410
Green Plains, Inc.	1,117	17,425
Gulfport Energy Corp.*	2,183	16,722

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	77

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Hallador Energy Co.	3,048	$16,368
International Seaways, Inc.*	1,001	16,657
NACCO Industries, Inc. (Class A Stock)	459	16,786
Overseas Shipholding Group, Inc. (Class A Stock)*	8,066	15,890
Panhandle Oil & Gas, Inc. (Class A Stock)	1,071	17,586
Par Pacific Holdings, Inc.*	1,034	17,474
Peabody Energy Corp.	583	17,985
Renewable Energy Group, Inc.*	671	17,828
SandRidge Energy, Inc.*	2,140	16,628
Ship Finance International Ltd.	1,359	16,838
SilverBow Resources, Inc.*	788	17,730
Teekay Tankers Ltd. (Class A Stock)	14,790	15,825
World Fuel Services Corp.	662	18,331

		406,510

Paper & Forest Products 0.5%
Boise Cascade Co.	596	16,622
Clearwater Paper Corp.*	511	14,615
PH Glatfelter Co.	1,233	16,584
Verso Corp. (Class A Stock)*	639	12,556

		60,377

Personal Products 0.4%
Edgewell Personal Care Co.*	365	16,191
Inter Parfums, Inc.	237	17,483
Nature’s Sunshine Products, Inc.*	1,915	15,894

		49,568

Pharmaceuticals 0.9%
Akorn, Inc.*	4,255	17,233
Aratana Therapeutics, Inc.*	4,019	16,157
Lannett Co., Inc.*	1,856	17,465
Mallinckrodt PLC*	846	21,116
Menlo Therapeutics, Inc.*	2,381	20,262
Prestige Consumer Healthcare, Inc.*	600	17,556

		109,789

Professional Services 1.4%
Acacia Research Corp.*	5,564	16,970
CBIZ, Inc.*	773	15,947
CRA International, Inc.	378	18,885
FTI Consulting, Inc.*	250	18,540

See Notes to Financial Statements.

78

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Huron Consulting Group, Inc.*	314	$14,388
ICF International, Inc.	228	17,219
Kelly Services, Inc. (Class A Stock)	724	17,470
Mistras Group, Inc.*	1,003	15,827
Navigant Consulting, Inc.	646	13,301
Resources Connection, Inc.	1,020	17,717
TrueBlue, Inc.*	685	15,769

		182,033

Real Estate Management & Development 0.9%
Altisource Portfolio Solutions SA*	738	18,502
Consolidated-Tomoka Land Co.	290	17,139
Forestar Group, Inc.*	987	16,749
FRP Holdings, Inc.*	335	17,169
Kennedy-Wilson Holdings, Inc.	869	18,058
St Joe Co. (The)*	1,075	16,705
Stratus Properties, Inc.*	629	15,285

		119,607

Road & Rail 0.4%
ArcBest Corp.	460	16,022
Covenant Transportation Group, Inc. (Class A Stock)*	711	16,218
Werner Enterprises, Inc.	513	17,714

		49,954

Semiconductors & Semiconductor Equipment 1.2%
Alpha & Omega Semiconductor Ltd.*	1,643	17,679
Amkor Technology, Inc.*	1,858	16,313
AXT, Inc.*	4,224	18,839
Cirrus Logic, Inc.*	474	19,022
Cohu, Inc.	918	16,423
Diodes, Inc.*	423	17,059
Photronics, Inc.*	1,801	17,668
Rambus, Inc.*	1,651	16,956
Synaptics, Inc.*	422	17,669

		157,628

Software 1.3%
ACI Worldwide, Inc.*	554	17,656
Agilysys, Inc.*	831	17,368
American Software, Inc. (Class A Stock)	1,477	17,118
Avaya Holdings Corp.*	1,059	16,404

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	79

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
MicroStrategy, Inc. (Class A Stock)*	122	$17,263
Monotype Imaging Holdings, Inc.	949	18,600
Telaria, Inc.*	5,425	30,272
TiVo Corp.	1,547	15,516
Verint Systems, Inc.*	331	17,626

		167,823

Specialty Retail 4.4%
Abercrombie & Fitch Co. (Class A Stock)	866	19,009
American Eagle Outfitters, Inc.	883	18,013
America’s Car-Mart, Inc.*	206	16,810
Bed Bath & Beyond, Inc.	1,047	17,516
Big 5 Sporting Goods Corp.	4,463	17,986
Caleres, Inc.	587	18,256
Cato Corp. (The) (Class A Stock)	1,168	18,384
Chico’s FAS, Inc.	3,233	18,881
Citi Trends, Inc.	850	18,394
Conn’s, Inc.*	777	18,329
Container Store Group, Inc. (The)*	2,745	18,748
DSW, Inc. (Class A Stock)	621	18,388
Express, Inc.*	3,397	17,664
GameStop Corp. (Class A Stock)	1,574	18,416
Genesco, Inc.*	376	18,150
Group 1 Automotive, Inc.	294	18,281
Guess?, Inc.	778	17,419
Haverty Furniture Cos., Inc.	790	19,244
Hibbett Sports, Inc.*	986	18,281
J. Jill, Inc.*	3,145	18,713
Kirkland’s, Inc.*	1,578	18,431
Lithia Motors, Inc. (Class A Stock)	201	18,144
MarineMax, Inc.*	912	17,903
Murphy USA, Inc.*	213	16,565
Office Depot, Inc.	5,251	18,221
Rent-A-Center, Inc.*	963	17,922
Sally Beauty Holdings, Inc.*	971	17,546
Signet Jewelers Ltd.	681	19,143
Sonic Automotive, Inc. (Class A Stock)	1,174	17,645
Tilly’s, Inc. (Class A Stock)	1,485	18,013
Zumiez, Inc.*	692	17,092

		561,507

See Notes to Financial Statements.

80

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 0.3%
Cray, Inc.*	769	$18,864
Stratasys Ltd.*	625	17,787

		36,651

Textiles, Apparel & Luxury Goods 0.6%
Culp, Inc.	931	17,270
Movado Group, Inc.	516	18,075
Rocky Brands, Inc.	610	18,270
Vera Bradley, Inc.*	1,810	17,286

		70,901

Thrifts & Mortgage Finance 4.0%
Bank7 Corp.*	1,055	16,880
BankFinancial Corp.	1,174	18,361
Dime Community Bancshares, Inc.	858	17,143
ESSA Bancorp, Inc.	1,044	16,694
Essent Group Ltd.*	421	18,162
First Defiance Financial Corp.	611	18,904
Flagstar Bancorp, Inc.	533	17,408
FS Bancorp, Inc.	363	18,822
Home Bancorp, Inc.	494	17,473
Luther Burbank Corp.	1,716	17,949
Meridian Bancorp, Inc.	1,056	17,202
MGIC Investment Corp.*	1,371	17,796
NMI Holdings, Inc. (Class A Stock)*	704	17,002
OceanFirst Financial Corp.	679	17,111
OP Bancorp	1,864	16,925
Oritani Financial Corp.	976	17,519
PCSB Financial Corp.	880	17,890
PDL Community Bancorp*	1,321	17,292
Prudential Bancorp, Inc.	961	17,461
Radian Group, Inc.	865	17,611
Riverview Bancorp, Inc.	2,290	17,725
Southern Missouri Bancorp, Inc.	501	18,126
Sterling Bancorp, Inc.	1,806	18,222
Territorial Bancorp, Inc.	609	17,113
Timberland Bancorp, Inc.	568	17,381
TrustCo Bank Corp. NY	2,030	17,194
United Community Financial Corp.	1,799	18,026
United Financial Bancorp, Inc.	1,079	16,757
Walker & Dunlop, Inc.	305	17,019

		509,168

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	81

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco 0.3%
Universal Corp.	291	$17,268
Vector Group Ltd.	1,409	16,513

		33,781

Trading Companies & Distributors 1.8%
Aircastle Ltd.	885	17,576
BMC Stock Holdings, Inc.*	1,043	19,953
CAI International, Inc.*	754	17,764
DXP Enterprises, Inc.*	479	16,942
Foundation Building Materials, Inc.*	1,785	19,849
GMS, Inc.*	843	16,481
Rush Enterprises, Inc.,
(Class A Stock)	402	16,852
(Class B Stock)	450	18,585
Systemax, Inc.	708	14,344
Textainer Group Holdings Ltd.*	1,443	15,743
Titan Machinery, Inc.*	902	17,327
Veritiv Corp.*	528	15,254
Willis Lease Finance Corp.*	449	18,885

		225,555

Water Utilities 1.1%
American States Water Co.	260	18,494
AquaVenture Holdings Ltd.*	790	17,475
Artesian Resources Corp. (Class A Stock)	458	17,972
Consolidated Water Co. Ltd.	1,258	16,618
Middlesex Water Co.	300	17,661
Pure Cycle Corp.*	1,719	17,430
SJW Group	265	16,210
York Water Co. (The)	482	17,569

		139,429

Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	1,144	15,799

TOTAL LONG-TERM INVESTMENTS (cost $12,565,200)		12,585,648

See Notes to Financial Statements.

82

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENT 0.4%

TIME DEPOSIT
Citibank, NA (cost $54,667)	1.750%	03/01/19	55	$54,667

TOTAL INVESTMENTS 99.9% (cost $12,619,867)				12,640,315
Other assets in excess of liabilities 0.1%				11,323

NET ASSETS 100.0%				$12,651,638

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$120,009	$—	$—
Air Freight & Logistics	51,368	—	—
Airlines	33,272	—	—
Auto Components	51,312	—	—
Banks	2,382,649	—	—
Biotechnology	191,113	—	—
Building Products	117,067	—	—
Capital Markets	188,964	—	—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	83

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Chemicals	$231,070	$—	$—
Commercial Services & Supplies	292,942	—	—
Communications Equipment	241,496	—	—
Construction & Engineering	139,109	—	—
Construction Materials	16,272	—	—
Consumer Finance	69,131	—	—
Containers & Packaging	50,719	—	—
Distributors	36,479	—	—
Diversified Consumer Services	84,142	—	—
Diversified Financial Services	73,420	—	—
Electric Utilities	87,541	—	—
Electrical Equipment	68,279	—	—
Electronic Equipment, Instruments & Components	341,236	—	—
Energy Equipment & Services	197,236	—	—
Entertainment	35,449	—	—
Equity Real Estate Investment Trusts (REITs)	1,148,038	—	—
Food & Staples Retailing	158,244	—	—
Food Products	172,102	—	—
Gas Utilities	86,867	—	—
Health Care Equipment & Supplies	223,698	—	—
Health Care Providers & Services	106,948	—	—
Health Care Technology	85,173	—	—
Hotels, Restaurants & Leisure	234,224	—	—
Household Durables	189,150	—	—
Household Products	33,386	—	—
Independent Power and Renewable Electricity Producers	54,104	—	—
Insurance	475,406	—	—
Interactive Media & Services	16,431	—	—
Internet & Direct Marketing Retail	35,701	—	—
IT Services	141,247	—	—
Leisure Products	69,024	—	—
Life Sciences Tools & Services	48,076	—	—
Machinery	462,444	—	—
Marine	87,613	—	—
Media	277,928	—	—
Metals & Mining	87,295	—	—
Mortgage Real Estate Investment Trusts (REITs)	340,531	—	—
Multiline Retail	38,092	—	—
Multi-Utilities	17,571	—	—
Oil, Gas & Consumable Fuels	406,510	—	—

See Notes to Financial Statements.

84

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Paper & Forest Products	$60,377	$—	$—
Personal Products	49,568	—	—
Pharmaceuticals	109,789	—	—
Professional Services	182,033	—	—
Real Estate Management & Development	119,607	—	—
Road & Rail	49,954	—	—
Semiconductors & Semiconductor Equipment	157,628	—	—
Software	167,823	—	—
Specialty Retail	561,507	—	—
Technology Hardware, Storage & Peripherals	36,651	—	—
Textiles, Apparel & Luxury Goods	70,901	—	—
Thrifts & Mortgage Finance	509,168	—	—
Tobacco	33,781	—	—
Trading Companies & Distributors	225,555	—	—
Water Utilities	139,429	—	—
Wireless Telecommunication Services	15,799	—	—
Time Deposit	—	54,667	—

Total	$12,585,648	$54,667	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows (unaudited):

Banks	18.8%
Equity Real Estate Investment Trusts (REITs)	9.1
Specialty Retail	4.4
Thrifts & Mortgage Finance	4.0
Insurance	3.8
Machinery	3.7
Oil, Gas & Consumable Fuels	3.2
Mortgage Real Estate Investment Trusts (REITs)	2.7
Electronic Equipment, Instruments & Components	2.7
Commercial Services & Supplies	2.3
Media	2.2
Communications Equipment	1.9
Hotels, Restaurants & Leisure	1.9
Health Care Equipment & Supplies	1.8
Trading Companies & Distributors	1.8
Chemicals	1.8
Energy Equipment & Services	1.6
Household Durables	1.5%
Biotechnology	1.5
Capital Markets	1.5
Professional Services	1.4
Food Products	1.4
Food & Staples Retailing	1.3
Software	1.3
Semiconductors & Semiconductor Equipment	1.2
Water Utilities	1.1
IT Services	1.1
Construction & Engineering	1.1
Aerospace & Defense	0.9
Pharmaceuticals	0.9
Real Estate Management & Development	0.9
Building Products	0.9
Health Care Providers & Services	0.8
Marine	0.7
Health Care Technology	0.7

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	85

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Industry Classification (cont’d.)
Diversified Consumer Services	0.7%
Gas Utilities	0.7
Electric Utilities	0.7
Metals & Mining	0.7
Textiles, Apparel & Luxury Goods	0.6
Diversified Financial Services	0.6
Leisure Products	0.5
Consumer Finance	0.5
Electrical Equipment	0.5
Paper & Forest Products	0.5
Containers & Packaging	0.4
Air Freight & Logistics	0.4
Independent Power and Renewable Electricity Producers	0.4
Road & Rail	0.4
Life Sciences Tools & Services	0.4
Auto Components	0.4
Personal Products	0.4
Time Deposit	0.4%
Tobacco	0.3
Entertainment	0.3
Multiline Retail	0.3
Household Products	0.3
Internet & Direct Marketing Retail	0.3
Distributors	0.3
Technology Hardware, Storage & Peripherals	0.3
Airlines	0.3
Interactive Media & Services	0.1
Construction Materials	0.1
Multi-Utilities	0.1
Wireless Telecommunication Services	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

86

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value:
Unaffiliated investments (cost $12,619,867)	$12,640,315
Cash	273
Dividends receivable	12,462
Receivable for investments sold	1,354

Total assets	12,654,404

Liabilities
Management fee payable	2,766

Total Liabilities	2,766

Net Assets	$12,651,638

Net assets were comprised of:
Common stock, at par	$250
Paid-in capital in excess of par	12,488,450

12,488,700
Total distributable earnings (loss)	162,938

Net assets, February 28, 2019	$12,651,638

Net asset value, offering price and redemption price per share, ($ 12,651,638 / 250,000 shares of common stock issued and outstanding)	$50.61

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	87

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Operations (unaudited)

Period Ended February 28, 2019*

Net Investment Income (Loss)
Income
Interest income	$1,933
Unaffiliated dividend income	77,761

Total income	79,694

Expenses
Management fee	9,938

Total expenses	9,938

Net investment income (loss)	69,756

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	119,049
Net change in unrealized appreciation (depreciation) on:
Investments	20,448

Net gain (loss) on investment transactions	139,497

Net Increase (Decrease) In Net Assets Resulting From Operations	$209,253

*	For the period from November 13, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

88

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Changes in Net Assets (unaudited)

Period Ended February 28, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,756
Net realized gain (loss) on investments	119,049
Net change in unrealized appreciation (depreciation) on investments	20,448

Net increase (decrease) in net assets resulting from operations	209,253

Dividends and Distributions
Distributions from distributable earnings	(46,315)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	12,488,700

Net increase (decrease) in net assets from Fund share transactions	12,488,700

Total increase (decrease)	12,651,638

Net Assets:
Beginning of period	—

End of period	$12,651,638

*	For the period from November 13, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	89

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited)

as of February 28, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 97.4%

Australia 6.0%
AGL Energy Ltd.	4,316	$64,936
Aurizon Holdings Ltd.	19,283	61,826
AusNet Services	52,544	64,667
Bank of Queensland Ltd.	8,176	52,255
Bendigo & Adelaide Bank Ltd.	7,602	53,170
BHP Group Ltd.	2,646	69,878
BHP Group PLC	3,095	71,674
BlueScope Steel Ltd.	7,230	69,031
CIMIC Group Ltd.	2,000	71,148
Cochlear Ltd.	480	58,053
Coles Group Ltd.*	6,934	55,728
Crown Resorts Ltd.	6,940	56,416
Dexus	7,762	66,182
Flight Centre Travel Group Ltd.	1,662	53,960
Fortescue Metals Group Ltd.	20,296	87,246
Goodman Group	7,920	71,911
GPT Group (The)	15,404	63,922
Mirvac Group	37,069	67,578
Newcrest Mining Ltd.	3,913	67,505
REA Group Ltd.	1,068	61,774
Santos Ltd.	14,707	72,192
Scentre Group	20,816	57,144
Sonic Healthcare Ltd.	3,562	60,944
Stockland	22,303	55,372
Tabcorp Holdings Ltd.	18,924	63,360
Telstra Corp. Ltd.	27,707	61,517
Wesfarmers Ltd.	2,570	60,488
Woodside Petroleum Ltd.	2,615	67,242
Woolworths Group Ltd.	2,808	57,106

		1,844,225

Austria 0.8%
ANDRITZ AG	1,232	61,519
Erste Group Bank AG	1,502	56,806
OMV AG	1,174	61,787
voestalpine AG	1,784	55,235

		235,347

See Notes to Financial Statements.

90

Description	Shares	Value
COMMON STOCKS (Continued)

Belgium 0.8%
Ageas	1,229	$60,572
Colruyt SA	929	66,255
Solvay SA	548	61,347
UCB SA	706	59,168

		247,342

China 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	65,500	69,279

Denmark 1.6%
AP Moller - Maersk A/S (Class A Stock)	46	59,154
Carlsberg A/S (Class B Stock)	536	64,931
Coloplast A/S (Class B Stock)	623	62,097
H Lundbeck A/S	1,444	66,043
Novo Nordisk A/S (Class B Stock)	1,278	62,708
Novozymes A/S (Class B Stock)	1,273	57,796
Orsted A/S	912	66,182
William Demant Holding A/S*	2,030	60,968

		499,879

Finland 1.7%
Fortum OYJ	2,844	63,145
Kone OYJ (Class B Stock)	1,198	58,554
Metso OYJ	2,081	70,561
Neste OYJ	760	73,047
Nokian Renkaat OYJ	1,853	65,549
Nordea Bank Abp	6,679	60,571
Orion OYJ (Class B Stock)	1,777	63,488
Stora Enso OYJ (Class R Stock)	4,652	62,359

		517,274

France 8.8%
Accor SA	1,337	56,451
Aeroports de Paris	306	59,379
Air Liquide SA	491	61,238
Alstom SA	1,351	58,732
Arkema SA	625	63,015
Atos SE	698	67,024
AXA SA	2,434	61,725
BNP Paribas SA	1,181	60,524
Bureau Veritas SA	2,683	64,148
Carrefour SA	3,294	67,442

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	91

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Casino Guichard Perrachon SA	1,313	$69,431
Cie de Saint-Gobain	1,600	57,619
Cie Generale des Etablissements Michelin SCA	568	68,161
CNP Assurances	2,590	59,863
Covivio	610	61,752
Credit Agricole SA	4,775	61,005
Danone SA	793	59,830
Eiffage SA	624	60,884
Engie SA	4,216	63,540
EssilorLuxottica SA	468	56,666
Eurazeo SE	792	59,547
Getlink SE	4,564	67,383
Hermes International	110	69,667
Ipsen SA	461	63,763
Klepierre SA	1,811	63,219
Legrand SA	968	63,861
L’Oreal SA	252	63,605
LVMH Moet Hennessy Louis Vuitton SE	208	71,450
Natixis SA	10,729	58,968
Pernod Ricard SA	372	64,062
Peugeot SA	2,700	68,670
Publicis Groupe SA	1,001	55,483
Rexel SA	4,943	61,622
Sanofi	656	54,843
Schneider Electric SE	815	63,427
Societe BIC SA	553	52,302
Societe Generale SA	1,614	49,568
Sodexo SA	574	63,057
Thales SA	484	59,594
TOTAL SA	1,066	60,614
Unibail-Rodamco-Westfield	346	55,885
Veolia Environnement SA	2,789	61,226
Vinci SA	679	64,814
Vivendi SA	2,381	69,602

		2,724,661

Germany 5.6%
adidas AG	269	65,356
Allianz SE	281	62,518
Axel Springer SE	930	53,050
BASF SE	814	62,025
Bayer AG	811	64,831

See Notes to Financial Statements.

92

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Bayerische Motoren Werke AG	726	$61,364
Brenntag AG	1,283	63,628
Continental AG	396	64,862
Covestro AG	1,030	58,743
Deutsche Lufthansa AG	2,436	62,205
Deutsche Post AG	1,862	57,862
Deutsche Telekom AG	3,382	55,722
Evonik Industries AG	2,206	62,103
Fresenius Medical Care AG & Co. KGaA	728	57,037
Fresenius SE & Co. KGaA	1,045	58,754
Hannover Rueck SE	427	63,626
HeidelbergCement AG	893	65,658
Henkel AG & Co. KGaA	575	54,023
HOCHTIEF AG	418	66,278
HUGO BOSS AG	859	63,529
LANXESS AG	1,082	58,644
METRO AG	3,863	64,877
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	64,545
Puma SE	119	67,069
RWE AG	2,747	67,053
Telefonica Deutschland Holding AG	14,638	48,052
Volkswagen AG	360	63,633
Vonovia SE	1,225	59,414

		1,716,461

Hong Kong 5.4%
Bank of East Asia Ltd. (The)	17,520	61,043
CK Asset Holdings Ltd.	7,800	64,737
CK Hutchison Holdings Ltd.	5,400	57,476
CK Infrastructure Holdings Ltd.	7,200	60,032
CLP Holdings Ltd.	4,800	56,868
Hang Lung Group Ltd.	20,400	64,061
Henderson Land Development Co. Ltd.	10,800	61,087
HK Electric Investments & HK Electric Investments Ltd.	61,800	64,400
HKT Trust & HKT Ltd.	40,800	63,723
Hong Kong & China Gas Co. Ltd.	28,800	66,701
Hongkong Land Holdings Ltd.	9,000	64,530
Hysan Development Co. Ltd.	12,000	63,365
Kerry Properties Ltd.	16,800	70,198
Link REIT	6,000	67,837
MTR Corp. Ltd.	11,400	65,498
New World Development Co. Ltd.	43,200	69,012

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	93

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
NWS Holdings Ltd.	27,600	$66,805
PCCW Ltd.	100,800	60,610
Power Assets Holdings Ltd.	8,400	58,320
Sino Land Co. Ltd.	33,600	62,579
Sun Hung Kai Properties Ltd.	3,600	59,620
Swire Pacific Ltd. (Class A Stock)	4,800	57,082
Swire Properties Ltd.	16,800	67,416
WH Group Ltd.	81,000	71,922
Wharf Real Estate Investment Co. Ltd.	9,600	67,447
Yue Yuen Industrial Holdings Ltd.	19,800	66,591

		1,658,960

Ireland 1.4%
AerCap Holdings NV*	1,122	50,647
AIB Group PLC	13,508	63,548
Bank of Ireland Group PLC	9,367	60,891
CRH PLC	2,144	67,893
DCC PLC	787	68,110
Paddy Power Betfair PLC	661	53,457
Smurfit Kappa Group PLC	2,197	62,325

		426,871

Israel 1.4%
Azrieli Group Ltd.	1,184	66,282
Bank Hapoalim BM	8,670	59,683
Bank Leumi Le-Israel BM	9,053	59,872
Bezeq The Israeli Telecommunication Corp. Ltd.	51,649	45,288
Check Point Software Technologies Ltd.*	530	64,819
Mizrahi Tefahot Bank Ltd.	3,274	62,709
Nice Ltd.*	517	60,767

		419,420

Italy 1.7%
Assicurazioni Generali SpA	3,517	62,787
Atlantia SpA	2,892	70,330
Enel SpA	10,931	66,146
Eni SpA	3,676	63,413
Prysmian SpA	3,239	66,131
Recordati SpA	1,843	69,325
Telecom Italia SpA*	91,088	55,513
Terna Rete Elettrica Nazionale SpA	10,603	65,946

		519,591

See Notes to Financial Statements.

94

Description	Shares	Value
COMMON STOCKS (Continued)

Japan 33.7%
AGC, Inc.	1,756	$60,810
Air Water, Inc.	3,654	58,220
Aisin Seiki Co. Ltd.	1,550	60,420
Ajinomoto Co., Inc.	3,459	52,258
Alfresa Holdings Corp.	2,258	65,330
Alps Alpine Co. Ltd.	2,533	49,699
Amada Holdings Co. Ltd.	5,454	57,297
ANA Holdings, Inc.	1,685	62,463
Aozora Bank Ltd.	1,804	51,952
Asahi Group Holdings Ltd.	1,380	59,513
Asahi Kasei Corp.	5,413	58,955
Astellas Pharma, Inc.	3,816	58,833
Bandai Namco Holdings, Inc.	1,376	58,514
Bank of Kyoto Ltd. (The)	1,228	54,919
Bridgestone Corp.	1,420	55,964
Brother Industries Ltd.	3,558	64,958
Central Japan Railway Co.	241	53,999
Chubu Electric Power Co., Inc.	3,996	62,827
Chugai Pharmaceutical Co. Ltd.	822	55,825
Credit Saison Co. Ltd.	4,651	67,429
Dai Nippon Printing Co. Ltd.	2,537	58,677
Daicel Corp.	5,317	55,906
Daikin Industries Ltd.	545	59,113
Daiwa Securities Group, Inc.	10,754	54,559
Denso Corp.	1,270	54,485
Dentsu, Inc.	1,309	54,608
East Japan Railway Co.	644	61,589
Eisai Co. Ltd.	639	52,713
Electric Power Development Co. Ltd.	2,320	57,945
FamilyMart UNY Holdings Co. Ltd.	1,796	51,158
Fuji Electric Co. Ltd.	1,874	58,844
FUJIFILM Holdings Corp.	1,444	64,657
Fujitsu Ltd.	1,003	67,569
Fukuoka Financial Group, Inc.	2,567	55,455
Hakuhodo DY Holdings, Inc.	3,828	58,623
Hikari Tsushin, Inc.	410	73,382
Hino Motors Ltd.	5,836	53,561
Hitachi Construction Machinery Co. Ltd.	2,190	54,600
Hitachi Ltd.	2,007	60,049
Hitachi Metals Ltd.	5,290	53,818
Honda Motor Co. Ltd.	2,152	60,873
Hoya Corp.	1,013	61,844

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	95

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Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Hulic Co. Ltd.	6,505	$59,701
Idemitsu Kosan Co. Ltd.	1,659	58,790
IHI Corp.	1,924	50,678
Isetan Mitsukoshi Holdings Ltd.	5,173	51,329
Isuzu Motors Ltd.	4,172	59,718
ITOCHU Corp.	3,383	60,640
Japan Airlines Co. Ltd.	1,671	60,939
Japan Post Holdings Co. Ltd.	4,859	59,067
Japan Prime Realty Investment Corp.	16	62,728
Japan Retail Fund Investment Corp.	31	62,409
Japan Tobacco, Inc.	2,387	60,668
JFE Holdings, Inc.	3,403	59,274
JTEKT Corp.	4,685	58,003
JXTG Holdings, Inc.	9,774	45,658
Kajima Corp.	4,271	63,146
Kamigumi Co. Ltd.	2,601	60,227
Kansai Electric Power Co., Inc. (The)	3,992	59,648
Keihan Holdings Co. Ltd.	1,384	57,240
Keio Corp.	1,094	64,188
Kintetsu Group Holdings Co. Ltd.	1,386	62,545
Kirin Holdings Co. Ltd.	2,505	55,936
Kobe Steel Ltd.	7,206	56,955
Komatsu Ltd.	2,250	55,127
Konami Holdings Corp.	1,305	53,797
Konica Minolta, Inc.	6,589	63,842
Kubota Corp.	3,496	47,125
Kuraray Co. Ltd.	3,780	50,665
Kurita Water Industries Ltd.	2,243	56,425
Kyocera Corp.	1,116	61,484
Kyowa Hakko Kirin Co. Ltd.	2,911	55,522
Kyushu Electric Power Co., Inc.	5,009	59,498
Kyushu Railway Co.	1,796	61,389
Lawson, Inc.	955	57,832
Lion Corp.	3,006	61,568
Makita Corp.	1,560	55,212
Marubeni Corp.	7,919	56,459
Mazda Motor Corp.	5,536	64,938
McDonald’s Holdings Co. Japan Ltd.	1,303	58,332
Mebuki Financial Group, Inc.	19,655	53,076
Medipal Holdings Corp.	2,558	59,575
MEIJI Holdings Co. Ltd.	729	57,684
MINEBEA MITSUMI, Inc.	3,646	58,420

See Notes to Financial Statements.

96

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Mitsubishi Chemical Holdings Corp.	7,241	$53,392
Mitsubishi Corp.	2,232	62,856
Mitsubishi Estate Co. Ltd.	3,681	63,175
Mitsubishi Gas Chemical Co., Inc.	3,610	55,122
Mitsubishi Heavy Industries Ltd.	1,600	65,039
Mitsubishi Materials Corp.	2,162	59,352
Mitsubishi Motors Corp.	9,660	54,165
Mitsubishi Tanabe Pharma Corp.	3,819	55,025
Mitsubishi UFJ Financial Group, Inc.	10,783	55,789
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,863	55,258
Mitsui & Co. Ltd.	3,762	59,063
Mitsui Chemicals, Inc.	2,348	57,149
Mitsui Fudosan Co. Ltd.	2,467	58,375
Mizuho Financial Group, Inc.	35,791	56,256
Nagoya Railroad Co. Ltd.	2,372	65,224
NGK Spark Plug Co. Ltd.	2,906	61,684
Nikon Corp.	3,752	56,752
Nippon Building Fund, Inc.	10	65,043
Nippon Electric Glass Co. Ltd.	2,240	60,489
Nippon Express Co. Ltd.	1,021	60,180
Nippon Prologis REIT, Inc.	29	61,609
Nippon Steel & Sumitomo Metal Corp.	3,203	57,572
Nippon Telegraph & Telephone Corp.	1,399	60,257
Nissan Chemical Corp.	1,111	56,016
Nissin Foods Holdings Co. Ltd.	966	66,991
Nitori Holdings Co. Ltd.	469	58,423
Nitto Denko Corp.	1,105	58,906
Nomura Real Estate Holdings, Inc.	3,003	56,819
Nomura Research Institute Ltd.	1,326	53,889
NSK Ltd.	6,358	58,352
NTT DOCOMO, Inc.	2,535	58,937
Obayashi Corp.	5,956	57,976
Oji Holdings Corp.	10,149	60,276
Ono Pharmaceutical Co. Ltd.	2,444	50,178
Oracle Corp. Japan	962	71,720
ORIX Corp.	3,650	52,786
Persol Holdings Co. Ltd.	3,139	53,732
Pola Orbis Holdings, Inc.	2,151	60,305
Renesas Electronics Corp.*	12,586	73,620
Resona Holdings, Inc.	11,220	50,662
Ricoh Co. Ltd.	6,091	61,749
Ryohin Keikaku Co. Ltd.	184	43,613

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	97

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Santen Pharmaceutical Co. Ltd.	3,488	$54,292
Secom Co. Ltd.	684	59,033
Sega Sammy Holdings, Inc.	4,202	48,857
Seiko Epson Corp.	3,710	54,785
Sekisui Chemical Co. Ltd.	3,646	57,144
Seven & i Holdings Co. Ltd.	1,335	58,615
SG Holdings Co. Ltd.	2,419	70,748
Shimano, Inc.	439	66,599
Shimizu Corp.	6,983	61,269
Shinsei Bank Ltd.	4,301	58,998
Shionogi & Co. Ltd.	848	54,137
Shizuoka Bank Ltd. (The)	6,605	52,086
Showa Denko KK	1,433	53,288
Showa Shell Sekiyu KK	3,790	56,783
Stanley Electric Co. Ltd.	1,998	57,360
Subaru Corp.	2,624	66,539
Sumitomo Chemical Co. Ltd.	10,907	54,014
Sumitomo Corp.	3,818	54,822
Sumitomo Dainippon Pharma Co. Ltd.	1,817	44,779
Sumitomo Heavy Industries Ltd.	1,790	61,184
Sumitomo Metal Mining Co. Ltd.	1,998	58,507
Sumitomo Mitsui Financial Group, Inc.	1,642	58,070
Sumitomo Mitsui Trust Holdings, Inc.	1,433	54,240
Sumitomo Realty & Development Co. Ltd.	1,634	61,041
Sundrug Co. Ltd.	1,765	53,996
Suzuken Co. Ltd.	1,119	61,238
Suzuki Motor Corp.	1,192	60,966
Taiheiyo Cement Corp.	1,761	60,114
Taisei Corp.	1,325	62,526
Taiyo Nippon Sanso Corp.	3,534	49,872
Takashimaya Co. Ltd.	4,100	53,887
Takeda Pharmaceutical Co. Ltd.	2,475	99,231
Teijin Ltd.	3,462	57,987
Terumo Corp.	1,040	63,633
Toho Co. Ltd.	1,721	61,451
Toho Gas Co. Ltd.	1,423	64,598
Tohoku Electric Power Co., Inc.	4,580	59,990
Tokyo Electric Power Co. Holdings, Inc.*	9,742	60,655
Tokyo Electron Ltd.	454	61,706
Tokyo Gas Co. Ltd.	2,319	63,767
Toray Industries, Inc.	7,601	52,883
Toshiba Corp.	1,894	59,302

See Notes to Financial Statements.

98

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Tosoh Corp.	4,206	$61,997
Toyota Industries Corp.	1,164	59,628
Toyota Motor Corp.	1,025	61,584
Toyota Tsusho Corp.	1,731	54,897
United Urban Investment Corp.	38	58,842
Welcia Holdings Co. Ltd.	1,176	41,674
Yamaha Corp.	1,348	66,272
Yamaha Motor Co. Ltd.	2,903	58,781
Yokogawa Electric Corp.	3,190	61,359
Yokohama Rubber Co. Ltd. (The)	2,861	58,290

		10,423,762

Luxembourg 0.7%
Aroundtown SA	6,931	58,339
Millicom International Cellular SA	1,007	60,621
RTL Group SA	991	55,887
SES SA (Class A Stock)	2,735	54,954

		229,801

Netherlands 3.2%
ABN AMRO Group NV	2,326	56,406
Aegon NV	10,649	57,269
Akzo Nobel NV	628	56,953
EXOR NV	1,009	62,090
Heineken Holding NV	672	65,009
Heineken NV	648	65,304
ING Groep NV	4,901	64,844
Koninklijke Ahold Delhaize NV	2,306	59,476
Koninklijke KPN NV	20,038	61,812
Koninklijke Vopak NV	1,357	66,356
NN Group NV	1,394	60,729
QIAGEN NV*	1,687	64,513
Randstad NV	1,219	65,099
Royal Dutch Shell PLC,
(Class A Stock)	1,961	61,110
(Class B Stock)	1,940	60,841
Wolters Kluwer NV	983	64,828

		992,639

New Zealand 0.6%
Auckland International Airport Ltd.	11,987	63,428
Fisher & Paykel Healthcare Corp. Ltd.	6,490	64,969
Spark New Zealand Ltd.	20,404	51,829

		180,226

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	99

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Norway 1.3%
DNB ASA	3,458	$66,277
Equinor ASA	2,544	57,188
Mowi ASA	2,537	58,528
Norsk Hydro ASA	12,594	52,162
Orkla ASA	7,184	56,605
Telenor ASA	3,065	59,766
Yara International ASA	1,477	62,158

		412,684

Portugal 0.6%
EDP - Energias de Portugal SA	16,961	62,218
Galp Energia SGPS SA	3,607	59,203
Jeronimo Martins SGPS SA	4,968	74,874

		196,295

Singapore 2.8%
CapitaLand Commercial Trust	46,700	67,010
CapitaLand Ltd.	26,000	65,769
CapitaLand Mall Trust	36,100	64,083
City Developments Ltd.	9,600	63,337
ComfortDelGro Corp. Ltd.	38,600	68,235
DBS Group Holdings Ltd.	3,200	58,793
Keppel Corp. Ltd.	13,300	60,598
Oversea-Chinese Banking Corp. Ltd.	7,200	58,899
SATS Ltd.	16,900	64,125
Singapore Airlines Ltd.	8,500	62,933
Singapore Exchange Ltd.	11,000	63,787
Singapore Technologies Engineering Ltd.	22,800	63,071
United Overseas Bank Ltd.	3,100	57,368
Wilmar International Ltd.	26,600	62,959

		880,967

Spain 2.2%
Aena SME SA	374	66,746
Amadeus IT Group SA	828	62,348
Banco de Sabadell SA	46,458	52,923
Banco Santander SA	12,511	61,135
Enagas SA	2,158	61,488
Endesa SA	2,662	67,068
Iberdrola SA	7,945	66,441
Industria de Diseno Textil SA	1,933	58,353

See Notes to Financial Statements.

100

Description	Shares	Value
COMMON STOCKS (Continued)

Spain (cont’d.)
Red Electrica Corp. SA	2,754	$59,518
Repsol SA	3,434	59,078
Telefonica SA	6,605	57,015

		672,113

Sweden 4.1%
Alfa Laval AB	2,756	60,276
Assa Abloy AB (Class B Stock)	3,190	65,986
Atlas Copco AB,
(Class A Stock)	2,418	65,516
(Class B Stock)	2,623	65,831
Boliden AB	2,647	72,437
Epiroc AB (Class B Stock)*	7,375	69,294
Husqvarna AB (Class B Stock)	7,528	61,701
ICA Gruppen AB	1,634	62,805
Industrivarden AB (Class C Stock)	2,891	60,208
Investor AB (Class B Stock)	1,354	60,473
Kinnevik AB (Class B Stock)	2,338	59,235
L E Lundbergforetagen AB (Class B Stock)	1,984	61,178
Sandvik AB	3,997	65,672
Securitas AB (Class B Stock)	3,520	55,205
SKF AB (Class B Stock)	3,755	63,200
Svenska Handelsbanken AB (Class A Stock)	5,382	61,390
Swedish Match AB	1,519	71,213
Telefonaktiebolaget LM Ericsson (Class B Stock)	7,108	65,062
Telia Co. AB	12,850	55,777
Volvo AB (Class B Stock)	4,262	62,758

		1,265,217

Switzerland 3.9%
Adecco Group AG	1,200	62,354
Baloise Holding AG	404	65,981
Coca-Cola HBC AG*	1,991	66,970
Ferguson PLC	926	64,124
Givaudan SA	25	62,547
Nestle SA	696	63,013
Novartis AG	652	59,474
Partners Group Holding AG	91	65,830
Roche Holding AG	229	63,626
SGS SA	25	63,749
Sonova Holding AG	367	68,634
STMicroelectronics NV	4,050	66,198

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	101

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Straumann Holding AG	97	$75,711
Swatch Group AG (The)	1,214	117,228
Swiss Life Holding AG*	151	65,813
Swiss Re AG	649	64,260
Swisscom AG	125	57,875
Zurich Insurance Group AG	190	62,823

		1,216,210

United Kingdom 8.7%
3i Group PLC	5,574	69,924
Associated British Foods PLC	1,918	57,061
Auto Trader Group PLC	10,598	66,868
Aviva PLC	11,417	64,085
Barclays PLC	28,526	62,111
BP PLC	8,935	63,331
British Land Co. PLC (The)	8,230	65,954
Centrica PLC	33,730	55,699
CNH Industrial NV	6,089	65,963
Coca-Cola European Partners PLC	1,222	57,605
Croda International PLC	954	60,875
Diageo PLC	1,646	63,607
Direct Line Insurance Group PLC	14,166	67,021
easyJet PLC	4,177	68,005
Fiat Chrysler Automobiles NV*	3,594	53,070
GlaxoSmithKline PLC	2,866	56,921
Hammerson PLC	12,037	60,939
Informa PLC	6,722	62,874
InterContinental Hotels Group PLC	1,050	62,802
International Consolidated Airlines Group SA	7,417	58,684
Intertek Group PLC	990	66,784
J Sainsbury PLC	15,234	46,271
Land Securities Group PLC	5,714	68,179
Lloyds Banking Group PLC	83,928	70,731
Meggitt PLC	8,966	64,122
Mondi PLC	2,718	62,313
National Grid PLC	5,579	62,742
Next PLC	949	64,043
Pearson PLC	4,823	54,118
Reckitt Benckiser Group PLC	714	54,614
RELX PLC	2,846	65,266
Rio Tinto Ltd.	1,109	75,646
Rio Tinto PLC	1,306	75,109
Royal Mail PLC	14,530	54,501
Smith & Nephew PLC	3,262	62,151
Smiths Group PLC	3,344	63,447

See Notes to Financial Statements.

102

Description			Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Taylor Wimpey PLC			34,674	$83,426
Tesco PLC			23,520	70,502
Unilever NV			1,069	57,836
Unilever PLC			1,096	58,263
United Utilities Group PLC			6,110	68,090
Vodafone Group PLC			27,503	48,983
Wm Morrison Supermarkets PLC			19,555	59,680

				2,700,216

United States 0.2%
Carnival PLC			1,021	57,093

TOTAL COMMON STOCKS (cost $29,212,424)				30,106,533

PREFERRED STOCKS 1.0%

Germany 0.8%
Bayerische Motoren Werke AG			817	60,311
Henkel AG & Co. KGaA			515	51,456
Porsche Automobil Holding SE			928	61,877
Volkswagen AG			353	60,589

				234,233

Italy 0.2%
Telecom Italia SpA			105,326	57,397

TOTAL PREFERRED STOCKS (cost $298,142)				291,630

TOTAL LONG-TERM INVESTMENTS (cost $29,510,566)				30,398,163

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENT 1.4%

TIME DEPOSIT
JPMorgan Chase (cost $448,146)	1.750%	03/01/19	448	448,146

TOTAL INVESTMENTS 99.8% (cost $29,958,712)				30,846,309
Other assets in excess of liabilities 0.2%				68,209

NET ASSETS 100.0%				$30,914,518

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	103

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$1,844,225	$—	$—
Austria	235,347	—	—
Belgium	247,342	—	—
China	69,279	—	—
Denmark	499,879	—	—
Finland	517,274	—	—
France	2,724,661	—	—
Germany	1,716,461	—	—
Hong Kong	1,658,960	—	—
Ireland	426,871	—	—
Israel	419,420	—	—
Italy	519,591	—	—
Japan	10,423,762	—	—
Luxembourg	229,801	—	—
Netherlands	992,639	—	—
New Zealand	180,226	—	—
Norway	412,684	—	—
Portugal	196,295	—	—
Singapore	880,967	—	—
Spain	672,113	—	—
Sweden	1,265,217	—	—

See Notes to Financial Statements.

104

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Switzerland	$1,216,210	$—	$—
United Kingdom	2,700,216	—	—
United States	57,093	—	—
Preferred Stocks		—	—
Germany	234,233	—	—
Italy	57,397	—	—
Time Deposit	—	448,146	—

Total	$30,398,163	$448,146	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2019 were as follows (unaudited):

Banks	6.6%
Machinery	5.1
Chemicals	5.1
Real Estate Management & Development	4.5
Equity Real Estate Investment Trusts (REITs)	4.1
Pharmaceuticals	4.1
Electric Utilities	3.6
Oil, Gas & Consumable Fuels	3.4
Metals & Mining	3.4
Food & Staples Retailing	3.3
Insurance	3.3
Automobiles	3.0
Diversified Telecommunication Services	2.8
Road & Rail	2.0
Food Products	2.0
Auto Components	2.0
Trading Companies & Distributors	1.9
Health Care Equipment & Supplies	1.9
Textiles, Apparel & Luxury Goods	1.9
Beverages	1.8
Hotels, Restaurants & Leisure	1.7
Construction & Engineering	1.6
Professional Services	1.6
Diversified Financial Services	1.5
Transportation Infrastructure	1.5
Media	1.5
Industrial Conglomerates	1.4
Time Deposit	1.4
Airlines	1.2
Multi-Utilities	1.2
Health Care Providers & Services	1.2
Capital Markets	1.0
Technology Hardware, Storage & Peripherals	1.0
Electronic Equipment, Instruments & Components	0.9
Multiline Retail	0.9%
Household Durables	0.8
Electrical Equipment	0.8
IT Services	0.8
Building Products	0.8
Leisure Products	0.8
Personal Products	0.8
Commercial Services & Supplies	0.7
Household Products	0.7
Semiconductors & Semiconductor Equipment	0.7
Software	0.6
Gas Utilities	0.6
Construction Materials	0.6
Specialty Retail	0.6
Aerospace & Defense	0.6
Paper & Forest Products	0.6
Entertainment	0.6
Air Freight & Logistics	0.6
Wireless Telecommunication Services	0.5
Tobacco	0.4
Interactive Media & Services	0.4
Water Utilities	0.2
Consumer Finance	0.2
Communications Equipment	0.2
Life Sciences Tools & Services	0.2
Containers & Packaging	0.2
Marine	0.2
Independent Power and Renewable Electricity Producers	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	105

PGIM QMA Strategic Alpha International Equity ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value:
Unaffiliated investments (cost $29,958,712)	$30,846,309
Cash	600
Foreign currency, at value (cost $21,526)	21,535
Dividends receivable	52,875

Total assets	30,921,319

Liabilities
Management fee payable	6,801

Total Liabilities	6,801

Net Assets	$30,914,518

Net assets were comprised of:
Common stock, at par	$600
Paid-in capital in excess of par	29,968,450

29,969,050
Total distributable earnings (loss)	945,468

Net assets, February 28, 2019	$30,914,518

Net asset value, offering price and redemption price per share, ($ 30,914,518 / 600,000 shares of common stock issued and outstanding)	$51.52

See Notes to Financial Statements.

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PGIM QMA Strategic Alpha International Equity ETF

Statement of Operations (unaudited)

Period Ended February 28, 2019*

Net Investment Income (Loss)
Income
Interest income	$4,372
Unaffiliated dividend income (net of $9,200 foreign withholding tax)	104,653

Total income	109,025

Expenses
Management fee	19,629

Total expenses	19,629

Net investment income (loss)	89,396

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	4,817
Foreign currency transactions	3,191

8,008

Net change in unrealized appreciation (depreciation) on:
Investments	887,597
Foreign currencies	(281)

887,316

Net gain (loss) on investment transactions	895,324

Net Increase (Decrease) In Net Assets Resulting From Operations	$984,720

*	For the period from December 4, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	107

PGIM QMA Strategic Alpha International Equity ETF

Statement of Changes in Net Assets (unaudited)

Period Ended February 28, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,396
Net realized gain (loss) on investments and foreign currency transactions	8,008
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	887,316

Net increase (decrease) in net assets resulting from operations	984,720

Dividends and Distributions
Distributions from distributable earnings	(39,252)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	29,969,050

Net increase (decrease) in net assets from Fund share transactions	29,969,050

Total increase (decrease)	30,914,518

Net Assets:
Beginning of period	—

End of period	$30,914,518

*	For the period from December 4, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and operated as an exchange-traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series (each, a “Fund” and collectively, the “Funds”): PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to the following Funds: PGIM QMA Strategic Alpha Large- Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF, which commenced investment operations on October 17, 2018, November 13, 2018, November 13, 2018 and December 4, 2018, respectively.

The investment objective of each Fund is to seek long-term growth of capital.

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM QMA Strategic Alpha ETFs	109

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Funds shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with the FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

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Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Net realized gains (losses) on foreign currency transactions (where

PGIM QMA Strategic Alpha ETFs	111

Notes to Financial Statements (unaudited) (continued)

applicable) represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies (where applicable).

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Funds expect to pay dividends from net investment income quarterly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Funds (the Management Agreement), PGIM Investments LLC (“PGIM Investments”), subject to the

112

supervision of the Board and in conformity with the stated policies of the Funds, manages both the investment operations of each Fund and the composition of each Fund’s portfolio, including the purchase, retention and disposition of assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Funds. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Funds’ business affairs and, in connection therewith, furnishes the Funds’ with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Funds’ custodian (the Custodian). The management services of PGIM Investments to the Funds are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Funds. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Funds, costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of the Fund’s average daily net assets specified below.

Fund	Unitary fee rate
PGIM QMA Strategic Alpha Large-Cap Core ETF	0.17%
PGIM QMA Strategic Alpha Small-Cap Growth ETF	0.29%
PGIM QMA Strategic Alpha Small-Cap Value ETF	0.29%
PGIM QMA Strategic Alpha International Equity ETF	0.29%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with QMA LLC, (“QMA”) (formerly known as Quantitative Management Associates LLC) each Fund’s investment subadviser (the “subadviser”). The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Funds. In connection therewith, the subadviser is obligated to keep certain books and records of each Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Funds and is responsible for obtaining and evaluating financial data relevant to the Funds. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services.

PGIM QMA Strategic Alpha ETFs	113

Notes to Financial Statements (unaudited) (continued)

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. Pursuant to a Custodian Agreement, BBH maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements.

3. Other Transactions with Affiliates

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Funds’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Funds’ Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

Each Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund (the “Money Market Fund”), registered under the 1940 Act and managed by PGIM Investments. Through each Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund pursuant to the terms of a distribution agreement (“Distribution

114

Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential Financial, Inc. (“Prudential”). Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short- term investments and U.S. Government securities) for the period ended February 28, 2019, were as follow:

Fund	Cost of Purchases	Proceeds from Sales
PGIM QMA Strategic Alpha Large-Cap Core ETF	$15,289,701	$2,898,612
PGIM QMA Strategic Alpha Small-Cap Growth ETF	$15,695,365	$3,215,814
PGIM QMA Strategic Alpha Small-Cap Value ETF	$15,322,007	$2,867,245
PGIM QMA Strategic Alpha International Equity ETF	$29,536,699	$—

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Funds.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2019 were as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Tax Basis	$12,358,398

Gross Unrealized Appreciation	670,413
Gross Unrealized Depreciation	(359,550)

Net Unrealized Appreciation	$310,863

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Tax Basis	$12,806,844

Gross Unrealized Appreciation	723,370
Gross Unrealized Depreciation	(570,465)

Net Unrealized Appreciation	$152,905

PGIM QMA Strategic Alpha Small-Cap Value ETF

Tax Basis	$12,619,867

Gross Unrealized Appreciation	491,912
Gross Unrealized Depreciation	(471,464)

Net Unrealized Appreciation	$20,448

PGIM QMA Strategic Alpha ETFs	115

Notes to Financial Statements (unaudited) (continued)

PGIM QMA Strategic Alpha International Equity ETF

Tax Basis	$29,958,712

Gross Unrealized Appreciation	1,703,870
Gross Unrealized Depreciation	(816,273)

Net Unrealized Appreciation	$887,597

The Manager has analyzed each Fund’s tax positions taken and has concluded that no provision for income tax is required in each Fund’s financial statements for the current reporting period. Each Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to investors who have entered into an agreement with the Distributor and are authorized to transact with the Trust in Creation Units (“Authorized Participants”). A Creation Unit of PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF consists of 50,000 shares, 50,000 shares, 50,000 shares and 100,000 shares of the Fund, respectively. The Funds generally issue and redeem Creation Units in return for a specified amount of cash and/or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

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As of February 28, 2019, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned the following number of shares of the Funds:

Fund
PGIM QMA Strategic Alpha Large-Cap Core ETF	200,000
PGIM QMA Strategic Alpha Small-Cap Growth ETF	200,000
PGIM QMA Strategic Alpha Small-Cap Value ETF	200,000
PGIM QMA Strategic Alpha International Equity ETF	500,000

At reporting period end, the following number of shareholders of record, each holding greater than 5% of the Fund, held the following percentage of the Funds’ outstanding shares.

Fund	Number of Shareholders	% of Outstanding Shares	% of Outstanding Shares held by affiliate
PGIM QMA Strategic Alpha Large-Cap Core ETF	2	99	80
PGIM QMA Strategic Alpha Small-Cap Growth ETF	2	100	80
PGIM QMA Strategic Alpha Small-Cap Value ETF	2	100	80
PGIM QMA Strategic Alpha International Equity ETF	2	100	83

Transactions in shares of beneficial interest were as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Period ended February 28, 2019:

	Shares	Amount
Shares sold	250,000	$12,445,905
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	250,000	12,445,905

Net increase (decrease) in shares outstanding	250,000	$12,445,905

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Period ended February 28, 2019:

	Shares	Amount
Shares sold	250,000	$12,487,720
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	250,000	12,487,720

Net increase (decrease) in shares outstanding	250,000	$12,487,720

PGIM QMA Strategic Alpha ETFs	117

Notes to Financial Statements (unaudited) (continued)

PGIM QMA Strategic Alpha Small-Cap Value ETF

Period ended February 28, 2019:

	Shares	Amount
Shares sold	250,000	$12,488,700
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	250,000	12,488,700

Net increase (decrease) in shares outstanding	250,000	$12,488,700

PGIM QMA Strategic Alpha International Equity ETF

Period ended February 28, 2019:

	Shares	Amount
Shares sold	600,000	$29,969,050
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	600,000	29,969,050

Net increase (decrease) in shares outstanding	600,000	$29,969,050

7. Borrowings

The Trust, on behalf of the Funds, along with other affiliated registered investment companies (collectively the “SCA participants”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks.

The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The SCA participants pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The SCA participants portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be

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possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Funds did not utilize the SCA during the period ended February 28, 2019.

8. Risk of Investing in the Fund

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant creates or redeems, shares of the Funds may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Funds shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Funds are expected to fluctuate in response to changes in the Funds’ NAVs, the intraday value of the Funds’ holdings and supply and demand for shares of the Funds. We cannot predict whether shares of the Funds will trade above, below or at their NAV. Trading on the Exchange, including trading of Funds shares, may be halted in certain circumstances and shareholders may not be able to sell Funds shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Funds may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio investments. This adverse effect on the liquidity of the Funds’ shares could lead to differences between the market price of the Funds’ shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Funds will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETFs shares has diverged from market driven fundamentals. Since the Funds are new, an active secondary market for the shares of the Funds may not develop or may not continue once developed.

PGIM QMA Strategic Alpha ETFs	119

Notes to Financial Statements (unaudited) (continued)

Risks of Investing in Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage equity REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

120

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Strategic Alpha ETFs	121

PGIM QMA Strategic Alpha Large-Cap Core ETF

Financial Highlights (unaudited)

	October 17, 2018(d) through February 28, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.37
Net realized and unrealized gain (loss) on investments	0.63
Total from investment operations	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.22)
Net asset value, end of period	$50.78
Total Return(b):	2.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,696
Average net assets (000)	$11,914
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.17%	(c)
Expenses before waivers and/or expense reimbursement	0.17%	(c)
Net investment income (loss)	2.11%	(c)
Portfolio turnover rate	24%	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Commencement of operations.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Financial Highlights (unaudited)

	November 13, 2018(d) through February 28, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investments	1.79
Total from investment operations	1.96
Less Dividends and Distributions:
Dividends from net investment income	(0.09)
Net asset value, end of period	$51.87
Total Return(b):	3.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,967
Average net assets (000)	$11,792
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29%	(c)
Expenses before waivers and/or expense reimbursement	0.29%	(c)
Net investment income (loss)	1.20%	(c)
Portfolio turnover rate	27%	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Commencement of operations.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	123

PGIM QMA Strategic Alpha Small-Cap Value ETF

Financial Highlights (unaudited)

	November 13, 2018(d) through February 28, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.29
Net realized and unrealized gain (loss) on investments	0.51
Total from investment operations	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.19)
Net asset value, end of period	$50.61
Total Return(b):	1.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,652
Average net assets (000)	$11,689
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29%	(c)
Expenses before waivers and/or expense reimbursement	0.29%	(c)
Net investment income (loss)	2.04%	(c)
Portfolio turnover rate	24%	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Commencement of operations.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

124

PGIM QMA Strategic Alpha International Equity ETF

Financial Highlights (unaudited)

	December 4, 2018(d) through February 28, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investments	1.44
Total from investment operations	1.59
Less Dividends and Distributions:
Dividends from net investment income	(0.07)
Net asset value, end of period	$51.52
Total Return(b):	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,915
Average net assets (000)	$29,065
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29%	(c)
Expenses before waivers and/or expense reimbursement	0.29%	(c)
Net investment income (loss)	1.32%	(c)
Portfolio turnover rate	0%	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Commencement of operations.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	125

Approval of Advisory Agreements (unaudited)

PGIM QMA Strategic Alpha Large-Cap Core ETF

Initial Approval of the Fund’s Advisory Agreements

The Board of Trustees of PGIM ETF Trust (the Board) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement with QMA LLC (QMA), formerly known as Quantitative Management Associates LLC, to serve as the subadviser (the Subadviser) with respect to the PGIM QMA Strategic Alpha Large-Cap Core ETF (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on June 20, 2018 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the Prudential Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for

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services provided to other Prudential Retail Funds. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. The Fund’s strategy is a new strategy for the Subadviser. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.17% of the average daily value of the Fund’s investable assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.085% of the Fund’s investable assets to be paid by the Manager to the Subadviser. The Board also considered that for purposes of calculating the proposed management and subadvisory fees, investable assets of the Fund means the Fund’s net assets plus any borrowings for investment purposes. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund. Under the Management Agreement, the Fund generally will be responsible for only paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any).

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses (including the effects of leverage) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*    *    *

After full consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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Approval of Advisory Agreements (unaudited)

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Initial Approval of the Fund’s Advisory Agreements

The Board of Trustees of PGIM ETF Trust (the Board) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement with QMA LLC (QMA), formerly known as Quantitative Management Associates LLC, to serve as the subadviser (the Subadviser) with respect to the PGIM QMA Strategic Alpha Small-Cap Growth ETF (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on June 20, 2018 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other Prudential Retail Funds, as well as information received at other regular meetings throughout the year of the Prudential Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or the Subadviser. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other Prudential Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

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compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other Prudential Retail Funds. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. The Fund’s strategy is a new strategy for the Subadviser. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.29% of the average daily value of the Fund’s investable assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.145% of the Fund’s investable assets to be paid by the Manager to the Subadviser. The Board also considered that for purposes of calculating the proposed management and subadvisory fees, investable assets of the Fund means the Fund’s net assets plus any borrowings for investment purposes. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund. Under the Management Agreement, the Fund generally will be responsible for only paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any).

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses (including the effects of leverage) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*    *    *

After full consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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Approval of Advisory Agreements (unaudited)

PGIM QMA Strategic Alpha Small-Cap Value ETF

Initial Approval of the Fund’s Advisory Agreements

The Board of Trustees of PGIM ETF Trust (the Board) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement with QMA LLC (QMA), formerly known as Quantitative Management Associates LLC, to serve as the subadviser (the Subadviser) with respect to the PGIM QMA Strategic Alpha Small-Cap Value ETF (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on June 20, 2018 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other Prudential Retail Funds, as well as information received at other regular meetings throughout the year of the Prudential Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other Prudential Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

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compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other Prudential Retail Funds. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. The Fund’s strategy is a new strategy for the Subadviser. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.29% of the average daily value of the Fund’s investable assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.145% of the Fund’s investable assets to be paid by the Manager to the Subadviser. The Board also considered that for purposes of calculating the proposed management and subadvisory fees, investable assets of the Fund means the Fund’s net assets plus any borrowings for investment purposes. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund. Under the Management Agreement, the Fund generally will be responsible for only paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any).

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses (including the effects of leverage) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*    *    *

After full consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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Approval of Advisory Agreements (unaudited)

PGIM QMA Strategic Alpha International Equity ETF

Initial Approval of the Fund’s Advisory Agreements

The Board of Trustees of PGIM ETF Trust (the Board) considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement with QMA LLC (QMA), formerly known as Quantitative Management Associates LLC, to serve as the subadviser (the Subadviser) with respect to the PGIM QMA Strategic Alpha International Equity ETF (the Fund) prior to the Fund’s commencement of operations. The Board, including all of the Independent Trustees, met on June 20, 2018 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other Prudential Retail Funds, as well as information received at other regular meetings throughout the year of the Prudential Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had engaged personnel and consultants with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other Prudential Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Sub-Adviser’s experience managing other similar investment strategies. The Board further noted that it received favorable

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compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other Prudential Retail Funds. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, no investment performance for the Fund existed for Board review. The Fund’s strategy is a new strategy for the Subadviser. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.29% of the average daily value of the Fund’s investable assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.145% of the Fund’s investable assets to be paid by the Manager to the Subadviser. The Board also considered that for purposes of calculating the proposed management and subadvisory fees, investable assets of the Fund means the Fund’s net assets plus any borrowings for investment purposes. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund. Under the Management Agreement, the Fund generally will be responsible for only paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any).

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses (including the effects of leverage) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

PGIM QMA Strategic Alpha ETFs

Approval of Advisory Agreements (continued)

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

*    *    *

After full consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain the prospectus and summary prospectus for each Fund by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus for each Fund should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Strategic Alpha ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Fund	Ticker Symbol
PGIM QMA Strategic Alpha Large-Cap Core ETF	PQLC
PGIM QMA Strategic Alpha Small-Cap Growth ETF	PQSG
PGIM QMA Strategic Alpha Small-Cap Value ETF	PQSV
PGIM QMA Strategic Alpha International Equity ETF	PQIN

ETF1002E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Kevin J. Bannon, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, Brian K. Reid.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – None.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 12, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 12, 2019